UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Blue Chip Growth Fund

April 30, 2005

1.800333.101

BCF-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.1%
Hotels, Restaurants & Leisure - 1.5%
Brinker International, Inc. (a)	1,858,900	$ 62,831
Carnival Corp. unit	2,225,700	108,792
McDonald's Corp.	2,935,800	86,048
Royal Caribbean Cruises Ltd.	1,495,900	62,858
		320,529
Internet & Catalog Retail - 0.6%
eBay, Inc. (a)	4,137,700	131,289
Media - 3.8%
Clear Channel Communications, Inc.	819,100	26,162
EchoStar Communications Corp. Class A	1,326,534	38,403
Getty Images, Inc. (a)	796,960	57,022
JC Decaux SA (a)	555,400	14,783
News Corp.:
Class A	3,184,436	48,658
Class B	4,327,900	68,900
Omnicom Group, Inc.	1,859,500	154,153
Time Warner, Inc. (a)	4,063,032	68,300
Univision Communications, Inc. Class A (a)	4,600,600	120,950
Walt Disney Co.	5,597,100	147,763
XM Satellite Radio Holdings, Inc. Class A (a)	2,036,400	56,490
		801,584
Multiline Retail - 0.9%
Kohl's Corp. (a)	745,900	35,505
Target Corp.	3,282,800	152,355
		187,860
Specialty Retail - 2.9%
Foot Locker, Inc.	3,109,700	82,905
Home Depot, Inc.	7,540,900	266,722
Lowe's Companies, Inc.	1,384,200	72,131
Ross Stores, Inc.	1,688,700	45,122
Staples, Inc.	8,282,300	157,943
		624,823
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	1,210,400	92,971
TOTAL CONSUMER DISCRETIONARY		2,159,056
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 10.7%
Beverages - 1.9%
PepsiCo, Inc.	6,589,762	$ 366,654
The Coca-Cola Co.	874,200	37,975
		404,629
Food & Staples Retailing - 3.5%
Costco Wholesale Corp.	405,500	16,455
CVS Corp.	1,741,800	89,842
Sysco Corp.	1,716,800	59,401
Wal-Mart Stores, Inc.	9,130,255	430,400
Walgreen Co.	3,685,400	158,693
		754,791
Food Products - 0.5%
Bunge Ltd.	1,069,700	60,759
The J.M. Smucker Co.	979,900	48,623
		109,382
Household Products - 2.7%
Colgate-Palmolive Co.	1,949,500	97,066
Procter & Gamble Co.	8,834,780	478,403
		575,469
Personal Products - 1.3%
Estee Lauder Companies, Inc. Class A	626,200	24,052
Gillette Co.	4,972,600	256,785
		280,837
Tobacco - 0.8%
Altria Group, Inc.	2,674,600	173,822
TOTAL CONSUMER STAPLES		2,298,930
ENERGY - 6.3%
Energy Equipment & Services - 4.3%
Baker Hughes, Inc.	3,148,500	138,912
BJ Services Co.	1,934,100	94,287
Halliburton Co.	6,075,700	252,688
Nabors Industries Ltd. (a)	2,209,600	119,031
Schlumberger Ltd. (NY Shares)	2,675,500	183,031
Transocean, Inc. (a)	1,443,300	66,926
Weatherford International Ltd. (a)	1,063,500	55,462
		910,337
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil & Gas - 2.0%
BG Group PLC ADR	394,900	$ 15,421
BP PLC sponsored ADR	292,100	17,789
ChevronTexaco Corp.	1,574,400	81,869
Exxon Mobil Corp.	2,922,600	166,676
Total SA Series B	585,100	129,787
Valero Energy Corp.	243,500	16,687
		428,229
TOTAL ENERGY		1,338,566
FINANCIALS - 12.0%
Capital Markets - 1.6%
Goldman Sachs Group, Inc.	465,900	49,753
Lehman Brothers Holdings, Inc.	1,215,100	111,449
Merrill Lynch & Co., Inc.	1,676,200	90,397
Morgan Stanley	932,900	49,089
State Street Corp.	803,000	37,123
		337,811
Commercial Banks - 2.1%
Bank of America Corp.	5,054,500	227,655
Wachovia Corp.	2,324,800	118,983
Wells Fargo & Co.	1,663,100	99,686
		446,324
Consumer Finance - 2.6%
American Express Co.	5,027,829	264,967
Capital One Financial Corp.	1,149,000	81,453
MBNA Corp.	5,183,200	102,368
SLM Corp.	2,149,700	102,412
		551,200
Diversified Financial Services - 1.1%
Citigroup, Inc.	5,163,554	242,480
Insurance - 3.0%
AFLAC, Inc.	1,298,500	52,784
AMBAC Financial Group, Inc.	1,269,900	84,893
American International Group, Inc.	7,729,855	393,063
MBIA, Inc.	992,750	52,000
Prudential Financial, Inc.	1,206,300	68,940
		651,680
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 1.6%
Fannie Mae	3,930,100	$ 212,029
Freddie Mac	217,300	13,368
Golden West Financial Corp., Delaware	1,944,900	121,226
		346,623
TOTAL FINANCIALS		2,576,118
HEALTH CARE - 21.9%
Biotechnology - 2.7%
Alkermes, Inc. (a)	545,200	6,134
Amgen, Inc. (a)	3,060,400	178,146
Biogen Idec, Inc. (a)	1,744,550	63,222
Cephalon, Inc. (a)	726,700	31,902
Genentech, Inc. (a)	3,654,800	259,272
Gilead Sciences, Inc. (a)	449,100	16,662
Protein Design Labs, Inc. (a)	717,300	12,825
		568,163
Health Care Equipment & Supplies - 4.9%
Baxter International, Inc.	2,381,700	88,361
Becton, Dickinson & Co.	1,390,200	81,355
Boston Scientific Corp. (a)	1,520,580	44,979
Cytyc Corp. (a)	3,305,100	70,432
Fisher Scientific International, Inc. (a)	1,167,100	69,302
Guidant Corp.	1,160,200	85,948
Medtronic, Inc.	6,187,900	326,102
Millipore Corp. (a)	996,600	48,056
St. Jude Medical, Inc. (a)	3,873,200	151,171
Waters Corp. (a)	2,187,400	86,687
		1,052,393
Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	590,300	36,174
Cardinal Health, Inc.	1,209,975	67,238
Health Management Associates, Inc. Class A	1,056,900	26,137
Laboratory Corp. of America Holdings (a)	1,162,600	57,549
McKesson Corp.	682,600	25,256
Quest Diagnostics, Inc.	589,300	62,348
UnitedHealth Group, Inc.	3,714,300	351,038
WellPoint, Inc. (a)	156,200	19,955
		645,695
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 11.3%
Abbott Laboratories	4,390,800	$ 215,852
Allergan, Inc.	917,900	64,611
Barr Pharmaceuticals, Inc. (a)	1,382,000	71,671
Eli Lilly & Co.	2,872,200	167,938
Johnson & Johnson	9,685,304	664,702
Merck & Co., Inc.	2,001,400	67,847
Pfizer, Inc.	20,273,200	550,823
Schering-Plough Corp.	13,126,000	273,940
Wyeth	7,469,900	335,697
		2,413,081
TOTAL HEALTH CARE		4,679,332
INDUSTRIALS - 11.9%
Aerospace & Defense - 2.6%
EADS NV	4,167,300	118,933
Honeywell International, Inc.	3,764,700	134,626
Northrop Grumman Corp.	1,895,800	103,966
The Boeing Co.	2,816,800	167,656
United Technologies Corp.	367,700	37,402
		562,583
Air Freight & Logistics - 0.8%
FedEx Corp.	368,300	31,287
United Parcel Service, Inc. Class B	1,913,700	136,466
		167,753
Airlines - 0.3%
Southwest Airlines Co.	3,959,200	58,913
Building Products - 0.2%
Masco Corp.	1,560,400	49,137
Commercial Services & Supplies - 0.8%
Apollo Group, Inc. Class A (a)	662,700	47,794
Career Education Corp. (a)	816,200	25,661
Cintas Corp.	1,113,200	42,958
Robert Half International, Inc.	2,204,900	54,726
		171,139
Construction & Engineering - 0.5%
Chicago Bridge & Iron Co. NV (NY Shares)	745,900	16,693
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Construction & Engineering - continued
Fluor Corp.	1,449,500	$ 74,736
Jacobs Engineering Group, Inc. (a)	312,000	15,198
		106,627
Electrical Equipment - 0.4%
American Power Conversion Corp.	1,272,000	30,859
Roper Industries, Inc.	731,500	49,501
		80,360
Industrial Conglomerates - 5.7%
3M Co.	2,475,400	189,294
General Electric Co.	23,903,800	865,318
Tyco International Ltd.	5,247,000	164,284
		1,218,896
Machinery - 0.5%
Danaher Corp.	1,180,800	59,784
Ingersoll-Rand Co. Ltd. Class A	508,350	39,077
		98,861
Road & Rail - 0.1%
Burlington Northern Santa Fe Corp.	535,800	25,852
TOTAL INDUSTRIALS		2,540,121
INFORMATION TECHNOLOGY - 24.0%
Communications Equipment - 3.3%
Cisco Systems, Inc. (a)	19,366,700	334,657
Harris Corp.	1,862,800	52,531
Juniper Networks, Inc. (a)	4,517,200	102,044
QUALCOMM, Inc.	6,410,300	223,655
		712,887
Computers & Peripherals - 4.8%
Apple Computer, Inc. (a)	1,113,600	40,156
Dell, Inc. (a)	13,605,100	473,866
EMC Corp. (a)	18,000,300	236,164
International Business Machines Corp.	3,480,300	265,825
Lexmark International, Inc. Class A (a)	195,142	13,553
		1,029,564
Electronic Equipment & Instruments - 1.3%
CDW Corp.	956,000	52,284
Flextronics International Ltd. (a)	10,003,500	111,539
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Jabil Circuit, Inc. (a)	3,278,300	$ 90,481
National Instruments Corp.	609,900	13,137
		267,441
Internet Software & Services - 1.6%
Google, Inc. Class A (sub. vtg.)	459,800	101,156
Yahoo!, Inc. (a)	7,231,964	249,575
		350,731
IT Services - 1.2%
Affiliated Computer Services, Inc. Class A (a)	1,302,800	62,104
Automatic Data Processing, Inc.	572,280	24,860
DST Systems, Inc. (a)	1,315,900	59,742
First Data Corp.	1,276,200	48,534
Paychex, Inc.	1,775,620	54,334
		249,574
Semiconductors & Semiconductor Equipment - 5.9%
Advanced Semiconductor Engineering, Inc. sponsored ADR	8,121,700	26,720
Altera Corp. (a)	2,926,400	60,664
Analog Devices, Inc.	3,678,400	125,470
Applied Materials, Inc.	4,097,500	60,930
Cree, Inc. (a)	704,700	17,047
Intel Corp.	20,520,040	482,631
Intersil Corp. Class A	2,179,100	38,047
KLA-Tencor Corp.	1,850,500	72,207
Lam Research Corp. (a)	1,108,900	28,443
Linear Technology Corp.	1,298,260	46,400
Marvell Technology Group Ltd. (a)	1,551,600	51,948
Microchip Technology, Inc.	701,400	19,976
PMC-Sierra, Inc. (a)	2,732,100	22,021
Teradyne, Inc. (a)	1,448,900	15,967
Texas Instruments, Inc.	5,238,500	130,753
Xilinx, Inc.	1,985,700	53,495
		1,252,719
Software - 5.9%
Adobe Systems, Inc.	651,368	38,737
BEA Systems, Inc. (a)	3,083,800	21,278
Cadence Design Systems, Inc. (a)	1,660,700	23,250
Citrix Systems, Inc. (a)	412,600	9,284
McAfee, Inc. (a)	1,522,700	31,840
Microsoft Corp.	36,890,900	933,335
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Oracle Corp. (a)	8,837,300	$ 102,159
Siebel Systems, Inc. (a)	1,650,600	14,855
Symantec Corp. (a)	1,651,900	31,023
Synopsys, Inc. (a)	1,151,354	18,928
VERITAS Software Corp. (a)	1,942,528	39,997
		1,264,686
TOTAL INFORMATION TECHNOLOGY		5,127,602
MATERIALS - 1.5%
Chemicals - 1.3%
Monsanto Co.	1,523,800	89,325
Potash Corp. of Saskatchewan	859,600	72,369
Praxair, Inc.	2,672,100	125,134
		286,828
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp. (a)	2,435,816	31,934
TOTAL MATERIALS		318,762
TELECOMMUNICATION SERVICES - 0.8%
Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	1,763,100	63,119
Wireless Telecommunication Services - 0.5%
Nextel Communications, Inc. Class A (a)	3,879,200	108,579
TOTAL TELECOMMUNICATION SERVICES		171,698
TOTAL COMMON STOCKS (Cost $18,791,894)		21,210,185
Convertible Preferred Stocks - 0.0%

INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(d)	132,000	0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,980)		0
Money Market Funds - 1.2%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.84% (b)	149,993,485	$ 149,993
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	115,590,975	115,591
TOTAL MONEY MARKET FUNDS (Cost $265,584)		265,584
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $19,059,458)		21,475,769
NET OTHER ASSETS - (0.4)%		(82,720)
NET ASSETS - 100%		$ 21,393,049
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 2,276
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $19,069,574,000. Net unrealized appreciation aggregated $2,406,195,000, of which $3,887,479,000 related to appreciated investment securities and $1,481,284,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Blue Chip Value Fund

April 30, 2005

1.800334.101

BCV-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.0%
	Shares	Value
CONSUMER DISCRETIONARY - 8.6%
Hotels, Restaurants & Leisure - 0.7%
Domino's Pizza, Inc.	10,000	$ 181,600
McDonald's Corp.	32,500	952,575
		1,134,175
Household Durables - 1.2%
KB Home	6,600	376,200
LG Electronics, Inc.	1,510	100,707
Sony Corp. sponsored ADR	26,500	972,815
Techtronic Industries Co. Ltd.	72,000	160,252
Toll Brothers, Inc. (a)	3,000	227,400
		1,837,374
Internet & Catalog Retail - 0.5%
eBay, Inc. (a)	11,500	364,895
IAC/InterActiveCorp (a)	15,800	343,492
		708,387
Leisure Equipment & Products - 0.3%
Eastman Kodak Co.	20,600	515,000
Media - 4.6%
Clear Channel Communications, Inc.	23,900	763,366
Emmis Communications Corp. Class A (a)	8,250	127,298
Grupo Televisa SA de CV sponsored ADR	4,900	275,282
Lamar Advertising Co. Class A (a)	22,796	852,114
Liberty Media Corp. Class A (a)	21,800	218,872
News Corp. Class A	5,232	79,945
NTL, Inc. (a)	4,953	316,893
Omnicom Group, Inc.	7,100	588,590
Time Warner, Inc. (a)	81,900	1,376,739
Univision Communications, Inc. Class A (a)	12,300	323,367
Valassis Communications, Inc. (a)	2,400	84,600
Viacom, Inc. Class B (non-vtg.)	28,941	1,001,937
Walt Disney Co.	42,200	1,114,080
XM Satellite Radio Holdings, Inc. Class A (a)	2,500	69,350
		7,192,433
Multiline Retail - 0.8%
99 Cents Only Stores (a)	27,300	302,484
Federated Department Stores, Inc.	4,700	270,250
JCPenney Co., Inc.	6,200	293,942
Nordstrom, Inc.	4,700	238,901
Target Corp.	3,200	148,512
		1,254,089
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.5%
Asbury Automotive Group, Inc. (a)	10,000	$ 137,400
bebe Stores, Inc.	8,000	258,560
Home Depot, Inc.	8,300	293,571
		689,531
TOTAL CONSUMER DISCRETIONARY		13,330,989
CONSUMER STAPLES - 5.0%
Beverages - 0.7%
PepsiCo, Inc.	8,900	495,196
The Coca-Cola Co.	14,800	642,912
		1,138,108
Food & Staples Retailing - 1.1%
Kroger Co. (a)	14,900	234,973
Rite Aid Corp. (a)	40,500	147,015
Safeway, Inc. (a)	15,300	325,737
Wal-Mart Stores, Inc.	14,600	688,244
Walgreen Co.	7,100	305,726
		1,701,695
Food Products - 0.5%
Corn Products International, Inc.	6,000	132,120
General Mills, Inc.	8,100	400,140
Ralcorp Holdings, Inc.	1,900	75,278
The J.M. Smucker Co.	1,400	69,468
Tyson Foods, Inc. Class A	8,300	140,187
		817,193
Household Products - 0.1%
Clorox Co.	3,160	200,028
Personal Products - 0.5%
Avon Products, Inc.	3,600	144,288
Gillette Co.	11,520	594,893
		739,181
Tobacco - 2.1%
Altria Group, Inc.	49,700	3,230,003
TOTAL CONSUMER STAPLES		7,826,208
Common Stocks - continued
	Shares	Value
ENERGY - 13.4%
Energy Equipment & Services - 5.4%
Baker Hughes, Inc.	4,200	$ 185,304
BJ Services Co.	15,400	750,750
FMC Technologies, Inc. (a)	16,100	488,313
GlobalSantaFe Corp.	18,000	604,800
Halliburton Co.	40,800	1,696,872
Hornbeck Offshore Services, Inc.	8,600	197,800
National Oilwell Varco, Inc. (a)	23,557	936,155
Pride International, Inc. (a)	29,200	651,160
Rowan Companies, Inc.	8,000	212,240
Schlumberger Ltd. (NY Shares)	11,100	759,351
Smith International, Inc.	7,500	436,350
Transocean, Inc. (a)	13,300	616,721
Weatherford International Ltd. (a)	15,650	816,148
		8,351,964
Oil & Gas - 8.0%
Apache Corp.	5,520	310,721
Burlington Resources, Inc.	14,200	690,262
ChevronTexaco Corp.	25,900	1,346,800
ConocoPhillips	6,700	702,495
El Paso Corp.	22,300	222,777
Encore Acquisition Co. (a)	5,600	205,632
Exxon Mobil Corp.	114,100	6,507,123
Occidental Petroleum Corp.	9,100	627,900
Premcor, Inc.	4,700	310,905
Quicksilver Resources, Inc. (a)	16,500	846,945
Valero Energy Corp.	9,800	671,594
		12,443,154
TOTAL ENERGY		20,795,118
FINANCIALS - 17.8%
Capital Markets - 2.7%
Bear Stearns Companies, Inc.	4,700	444,902
Lehman Brothers Holdings, Inc.	9,400	862,168
Merrill Lynch & Co., Inc.	40,600	2,189,558
Nuveen Investments, Inc. Class A	10,700	363,693
optionsXpress Holdings, Inc.	1,000	13,040
State Street Corp.	4,600	212,658
TradeStation Group, Inc. (a)	23,600	152,220
		4,238,239
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - 5.4%
Banco Bradesco SA (PN) sponsored ADR (non-vtg.)	18,400	$ 568,560
Bank of America Corp.	89,016	4,009,281
Texas Capital Bancshares, Inc. (a)	4,300	76,841
UCBH Holdings, Inc.	17,400	273,702
Wachovia Corp.	55,956	2,863,828
Wells Fargo & Co.	10,900	653,346
		8,445,558
Consumer Finance - 0.2%
Capital One Financial Corp.	4,800	340,272
Diversified Financial Services - 1.4%
Citigroup, Inc.	32,900	1,544,984
J.P. Morgan Chase & Co.	19,452	690,351
		2,235,335
Insurance - 5.4%
ACE Ltd.	21,980	944,261
AMBAC Financial Group, Inc.	9,000	601,650
American International Group, Inc.	79,500	4,042,575
Hartford Financial Services Group, Inc.	12,000	868,440
Hilb Rogal & Hobbs Co.	8,800	308,088
MetLife, Inc.	4,300	167,270
PartnerRe Ltd.	5,300	308,884
Scottish Re Group Ltd.	8,500	199,580
The Chubb Corp.	2,200	179,916
Unitrin, Inc.	2,000	91,000
W.R. Berkley Corp.	21,800	708,500
		8,420,164
Real Estate - 1.3%
Apartment Investment & Management Co. Class A	29,610	1,128,733
Equity Lifestyle Properties, Inc.	1,400	51,240
General Growth Properties, Inc.	16,000	625,760
iStar Financial, Inc.	2,500	99,600
Spirit Finance Corp. (d)	2,000	20,700
		1,926,033
Thrifts & Mortgage Finance - 1.4%
Doral Financial Corp.	13,000	182,650
Fannie Mae	4,140	223,353
Freddie Mac	3,700	227,624
Golden West Financial Corp., Delaware	4,720	294,198
New York Community Bancorp, Inc.	6,100	107,970
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Sovereign Bancorp, Inc.	25,700	$ 528,649
W Holding Co., Inc.	6,732	54,462
Washington Mutual, Inc.	13,100	541,292
		2,160,198
TOTAL FINANCIALS		27,765,799
HEALTH CARE - 10.9%
Biotechnology - 1.0%
Alexion Pharmaceuticals, Inc. (a)	6,000	124,440
Alkermes, Inc. (a)	5,400	60,750
Amgen, Inc. (a)	4,300	250,303
BioMarin Pharmaceutical, Inc. (a)	34,900	206,957
Genentech, Inc. (a)	3,600	255,384
MedImmune, Inc. (a)	21,600	547,992
ONYX Pharmaceuticals, Inc. (a)	4,600	142,094
		1,587,920
Health Care Equipment & Supplies - 4.7%
Aspect Medical Systems, Inc. (a)	4,000	100,120
Baxter International, Inc.	79,840	2,962,064
CONMED Corp. (a)	5,300	157,516
Dade Behring Holdings, Inc. (a)	3,800	234,346
Guidant Corp.	3,000	222,240
Medtronic, Inc.	29,300	1,544,110
PerkinElmer, Inc.	22,300	412,550
Syneron Medical Ltd.	3,200	92,800
Thermo Electron Corp. (a)	3,300	82,434
Varian, Inc. (a)	4,400	145,948
Waters Corp. (a)	35,900	1,422,717
		7,376,845
Health Care Providers & Services - 0.9%
McKesson Corp.	6,200	229,400
Omnicare, Inc.	3,000	104,010
Service Corp. International (SCI)	23,200	163,328
Sierra Health Services, Inc. (a)	5,700	368,733
UnitedHealth Group, Inc.	5,600	529,256
		1,394,727
Pharmaceuticals - 4.3%
Allergan, Inc.	2,800	197,092
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Bristol-Myers Squibb Co.	9,000	$ 234,000
Connetics Corp. (a)	4,500	97,785
Eli Lilly & Co.	5,800	339,126
Merck & Co., Inc.	37,800	1,281,420
Pfizer, Inc.	45,300	1,230,801
Schering-Plough Corp.	93,010	1,941,119
Wyeth	28,500	1,280,790
		6,602,133
TOTAL HEALTH CARE		16,961,625
INDUSTRIALS - 19.8%
Aerospace & Defense - 5.3%
Hexcel Corp. (a)	19,300	316,520
Honeywell International, Inc.	126,860	4,536,514
Lockheed Martin Corp.	18,820	1,147,079
Precision Castparts Corp.	6,000	441,960
Raytheon Co.	24,100	906,401
The Boeing Co.	14,800	880,896
		8,229,370
Air Freight & Logistics - 0.2%
EGL, Inc. (a)	5,900	115,109
Expeditors International of Washington, Inc.	3,300	162,063
		277,172
Airlines - 0.5%
ACE Aviation Holdings, Inc. Class A (a)	7,300	200,723
AirTran Holdings, Inc. (a)	6,200	51,460
Delta Air Lines, Inc. (a)	19,200	63,168
JetBlue Airways Corp. (a)	10,800	216,540
Ryanair Holdings PLC sponsored ADR (a)	1,100	44,165
Southwest Airlines Co.	15,100	224,688
		800,744
Building Products - 0.7%
Masco Corp.	34,000	1,070,660
Commercial Services & Supplies - 1.3%
Apollo Group, Inc. Class A (a)	7,400	533,688
Asset Acceptance Capital Corp. (a)	600	12,270
Career Education Corp. (a)	7,000	220,080
Cintas Corp.	7,416	286,183
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
On Assignment, Inc. (a)	11,793	$ 50,710
Robert Half International, Inc.	40,330	1,000,991
		2,103,922
Construction & Engineering - 1.3%
Chicago Bridge & Iron Co. NV (NY Shares)	17,200	384,936
Fluor Corp.	14,900	768,244
Jacobs Engineering Group, Inc. (a)	11,100	540,681
MasTec, Inc. (a)	43,600	294,300
		1,988,161
Electrical Equipment - 0.3%
ABB Ltd. sponsored ADR (a)	15,000	94,500
Cooper Industries Ltd. Class A	2,500	159,150
Rockwell Automation, Inc.	5,500	254,265
		507,915
Industrial Conglomerates - 8.4%
General Electric Co.	287,750	10,416,549
Siemens AG sponsored ADR	3,000	220,560
Tyco International Ltd.	79,240	2,481,004
		13,118,113
Machinery - 0.8%
CUNO, Inc. (a)	2,000	101,440
Deere & Co.	3,400	212,636
ITT Industries, Inc.	6,800	615,128
Lincoln Electric Holdings, Inc.	5,100	155,805
Timken Co.	6,500	161,460
		1,246,469
Road & Rail - 0.7%
Norfolk Southern Corp.	25,300	794,420
Union Pacific Corp.	5,200	332,436
		1,126,856
Trading Companies & Distributors - 0.3%
UAP Holding Corp.	11,100	159,729
WESCO International, Inc. (a)	10,300	249,054
		408,783
TOTAL INDUSTRIALS		30,878,165
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 8.1%
Communications Equipment - 1.3%
Avaya, Inc. (a)	22,000	$ 190,960
Comverse Technology, Inc. (a)	16,200	369,198
Juniper Networks, Inc. (a)	27,100	612,189
Motorola, Inc.	19,400	297,596
Nokia Corp. sponsored ADR	37,000	591,260
		2,061,203
Computers & Peripherals - 0.5%
Apple Computer, Inc. (a)	1,800	64,908
International Business Machines Corp.	2,820	215,392
Western Digital Corp. (a)	37,800	479,682
		759,982
Electronic Equipment & Instruments - 0.9%
Agilent Technologies, Inc. (a)	39,200	813,400
Amphenol Corp. Class A	5,600	220,864
BEI Technologies, Inc.	3,300	75,900
Symbol Technologies, Inc.	25,000	334,250
		1,444,414
Internet Software & Services - 0.4%
Akamai Technologies, Inc. (a)	14,300	168,883
Yahoo!, Inc. (a)	13,200	455,532
		624,415
IT Services - 0.9%
Affiliated Computer Services, Inc. Class A (a)	12,200	581,574
Anteon International Corp. (a)	10,600	443,080
BearingPoint, Inc. (a)	18,200	112,658
Ceridian Corp. (a)	14,200	239,554
		1,376,866
Office Electronics - 0.3%
Xerox Corp. (a)	33,000	437,250
Semiconductors & Semiconductor Equipment - 1.7%
Analog Devices, Inc.	8,100	276,291
Cabot Microelectronics Corp. (a)	9,800	282,142
Freescale Semiconductor, Inc. Class A	29,000	542,880
Intel Corp.	49,700	1,168,944
PMC-Sierra, Inc. (a)	8,900	71,734
Samsung Electronics Co. Ltd.	440	199,458
		2,541,449
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 2.1%
BEA Systems, Inc. (a)	22,159	$ 152,897
Macrovision Corp. (a)	1,800	36,810
Microsoft Corp.	88,660	2,243,098
Oracle Corp. (a)	30,400	351,424
Symantec Corp. (a)	14,800	277,944
TIBCO Software, Inc. (a)	30,600	218,484
		3,280,657
TOTAL INFORMATION TECHNOLOGY		12,526,236
MATERIALS - 7.3%
Chemicals - 4.8%
Albemarle Corp.	3,600	131,796
Dow Chemical Co.	29,600	1,359,528
E.I. du Pont de Nemours & Co.	47,900	2,256,569
Ferro Corp.	8,300	150,396
Huntsman Corp.	7,500	157,800
Lyondell Chemical Co.	82,818	2,077,904
Monsanto Co.	15,700	920,334
Mosaic Co. (a)	22,000	282,700
Nalco Holding Co.	10,000	180,000
		7,517,027
Containers & Packaging - 1.4%
Crown Holdings, Inc. (a)	10,000	150,500
Owens-Illinois, Inc. (a)	26,700	654,684
Packaging Corp. of America	26,600	595,574
Smurfit-Stone Container Corp. (a)	60,700	795,777
		2,196,535
Metals & Mining - 1.0%
Alcoa, Inc.	26,900	780,638
Freeport-McMoRan Copper & Gold, Inc. Class B	4,900	169,834
Industrias Penoles SA de CV	20,000	94,069
Massey Energy Co.	4,200	151,662
Metals USA, Inc. (a)	600	8,784
Newmont Mining Corp.	6,100	231,617
Phelps Dodge Corp.	1,700	145,945
		1,582,549
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.1%
Wausau-Mosinee Paper Corp.	5,000	$ 66,350
TOTAL MATERIALS		11,362,461
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 3.2%
Covad Communications Group, Inc. (a)	262,200	297,597
SBC Communications, Inc.	108,900	2,591,820
Telewest Global, Inc. (a)	32,700	606,258
Verizon Communications, Inc.	43,200	1,546,560
		5,042,235
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A (a)	17,300	298,079
Leap Wireless International, Inc. (a)	6,000	142,440
Mobile TeleSystems OJSC sponsored ADR	3,600	120,960
Nextel Communications, Inc. Class A (a)	15,300	428,247
Nextel Partners, Inc. Class A (a)	30,900	726,768
SBA Communications Corp. Class A (a)	17,000	144,160
Turkcell Iletisim Hizmet AS sponsored ADR	10,000	155,600
		2,016,254
TOTAL TELECOMMUNICATION SERVICES		7,058,489
UTILITIES - 1.6%
Electric Utilities - 1.1%
Entergy Corp.	9,200	674,360
PG&E Corp.	14,600	506,912
PPL Corp.	5,700	309,282
Southern Co.	2,660	87,647
TXU Corp.	1,400	120,106
		1,698,307
Multi-Utilities & Unregulated Power - 0.5%
AES Corp. (a)	14,200	228,336
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities & Unregulated Power - continued
CMS Energy Corp. (a)	34,300	$ 443,156
Public Service Enterprise Group, Inc.	1,500	87,150
		758,642
TOTAL UTILITIES		2,456,949
TOTAL COMMON STOCKS (Cost $143,061,176)		150,962,039
Money Market Funds - 5.1%

Fidelity Cash Central Fund, 2.84% (b)	7,144,040	7,144,040
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	852,000	852,000
TOTAL MONEY MARKET FUNDS (Cost $7,996,040)		7,996,040
TOTAL INVESTMENT PORTFOLIO - 102.1% (Cost $151,057,216)		158,958,079
NET OTHER ASSETS - (2.1)%		(3,308,950)
NET ASSETS - 100%		$ 155,649,129
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $20,700 or 0.0% of net assets.

Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $151,515,473. Net unrealized appreciation aggregated $7,442,606, of which $13,653,155 related to appreciated investment securities and $6,210,549 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Dividend Growth Fund

April 30, 2005

1.800335.101

DGF-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.8%
Hotels, Restaurants & Leisure - 0.6%
Carnival Corp. unit	423,100	$ 20,681
McDonald's Corp.	2,468,600	72,355
Royal Caribbean Cruises Ltd.	376,500	15,821
		108,857
Media - 4.9%
Clear Channel Communications, Inc.	21,360,940	682,268
News Corp. Class A	7,255,800	110,869
Tribune Co.	690,400	26,649
Univision Communications, Inc. Class A (a)	100,300	2,637
		822,423
Specialty Retail - 5.3%
Home Depot, Inc.	23,995,000	848,703
Ross Stores, Inc.	399,176	10,666
TJX Companies, Inc.	1,562,800	35,397
		894,766
TOTAL CONSUMER DISCRETIONARY		1,826,046
CONSUMER STAPLES - 8.6%
Beverages - 0.6%
PepsiCo, Inc.	1,757,790	97,803
Food & Staples Retailing - 5.1%
CVS Corp.	9,629,500	496,690
Safeway, Inc. (a)	7,476,300	159,170
Wal-Mart Stores, Inc.	4,271,100	201,340
		857,200
Household Products - 0.3%
Colgate-Palmolive Co.	864,100	43,024
Procter & Gamble Co.	168,100	9,103
		52,127
Personal Products - 0.9%
Alberto-Culver Co.	3,659,445	162,845
Tobacco - 1.7%
Altria Group, Inc.	4,415,800	286,983
TOTAL CONSUMER STAPLES		1,456,958
Common Stocks - continued
	Shares	Value (000s)
ENERGY - 3.9%
Energy Equipment & Services - 2.6%
Diamond Offshore Drilling, Inc.	3,340,800	$ 147,363
ENSCO International, Inc.	2,044,294	66,644
GlobalSantaFe Corp.	3,349,879	112,556
Transocean, Inc. (a)	2,389,500	110,801
		437,364
Oil & Gas - 1.3%
ConocoPhillips	1,710,200	179,314
Exxon Mobil Corp.	728,020	41,519
		220,833
TOTAL ENERGY		658,197
FINANCIALS - 22.2%
Capital Markets - 3.7%
Goldman Sachs Group, Inc.	1,504,900	160,708
Lehman Brothers Holdings, Inc.	634,700	58,215
Merrill Lynch & Co., Inc.	3,113,800	167,927
Morgan Stanley	3,454,400	181,771
Northern Trust Corp.	426,321	19,197
Nuveen Investments, Inc. Class A	966,000	32,834
		620,652
Commercial Banks - 3.5%
Bank of America Corp.	4,303,298	193,821
North Fork Bancorp, Inc., New York	532,120	14,979
Synovus Financial Corp.	1,224,400	34,320
Wachovia Corp.	3,481,853	178,201
Wells Fargo & Co.	2,910,000	174,425
		595,746
Consumer Finance - 0.1%
MBNA Corp.	950,100	18,764
Diversified Financial Services - 2.0%
Citigroup, Inc.	6,052,539	284,227
J.P. Morgan Chase & Co.	1,334,324	47,355
		331,582
Insurance - 9.0%
ACE Ltd.	2,073,600	89,082
AFLAC, Inc.	392,400	15,951
AMBAC Financial Group, Inc.	1,304,200	87,186
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
American International Group, Inc.	15,837,800	$ 805,352
Hartford Financial Services Group, Inc.	3,906,120	282,686
MBIA, Inc.	1,422,900	74,532
MetLife, Inc.	2,685,000	104,447
PartnerRe Ltd.	105,220	6,132
Prudential Financial, Inc.	789,100	45,097
		1,510,465
Thrifts & Mortgage Finance - 3.9%
Fannie Mae	8,521,980	459,761
MGIC Investment Corp.	1,743,400	102,861
New York Community Bancorp, Inc.	1,527,000	27,028
Washington Mutual, Inc.	1,693,000	69,955
		659,605
TOTAL FINANCIALS		3,736,814
HEALTH CARE - 18.5%
Health Care Equipment & Supplies - 0.3%
Baxter International, Inc.	619,000	22,965
Medtronic, Inc.	535,700	28,231
		51,196
Health Care Providers & Services - 6.1%
Cardinal Health, Inc.	18,176,470	1,010,064
UnitedHealth Group, Inc.	230,700	21,803
		1,031,867
Pharmaceuticals - 12.1%
Johnson & Johnson	5,388,700	369,826
Pfizer, Inc.	30,019,900	815,641
Schering-Plough Corp.	5,151,300	107,508
Wyeth	16,580,800	745,141
		2,038,116
TOTAL HEALTH CARE		3,121,179
INDUSTRIALS - 8.1%
Aerospace & Defense - 1.2%
Lockheed Martin Corp.	1,153,400	70,300
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Northrop Grumman Corp.	864,300	$ 47,398
United Technologies Corp.	817,700	83,176
		200,874
Commercial Services & Supplies - 0.4%
Aramark Corp. Class B	451,100	11,056
ChoicePoint, Inc. (a)	1,310,100	51,710
		62,766
Industrial Conglomerates - 5.5%
General Electric Co.	17,828,200	645,381
Tyco International Ltd.	8,839,700	276,771
		922,152
Machinery - 0.8%
Ingersoll-Rand Co. Ltd. Class A	1,772,900	136,283
Marine - 0.1%
Alexander & Baldwin, Inc.	275,616	11,226
Road & Rail - 0.1%
CSX Corp.	614,200	24,648
TOTAL INDUSTRIALS		1,357,949
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 3.8%
Cisco Systems, Inc. (a)	21,140,700	365,311
Comverse Technology, Inc. (a)	1,921,500	43,791
Motorola, Inc.	10,710,900	164,305
Nokia Corp. sponsored ADR	2,292,200	36,629
QUALCOMM, Inc.	1,102,200	38,456
		648,492
Computers & Peripherals - 2.8%
Dell, Inc. (a)	7,118,000	247,920
Diebold, Inc.	229,600	11,106
Hewlett-Packard Co.	4,727,300	96,768
International Business Machines Corp.	1,580,700	120,734
		476,528
Electronic Equipment & Instruments - 0.5%
Flextronics International Ltd. (a)	2,426,800	27,059
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Jabil Circuit, Inc. (a)	724,300	$ 19,991
Solectron Corp. (a)	9,028,400	29,794
		76,844
IT Services - 0.3%
Affiliated Computer Services, Inc. Class A (a)	895,000	42,665
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	317,200	10,820
Applied Materials, Inc.	6,546,000	97,339
Freescale Semiconductor, Inc. Class B (a)	880,868	16,613
Intel Corp.	13,713,000	322,530
KLA-Tencor Corp.	854,700	33,350
Lam Research Corp. (a)	1,133,300	29,069
Linear Technology Corp.	215,400	7,698
Novellus Systems, Inc. (a)	722,700	16,933
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	3,237,659	27,876
United Microelectronics Corp. sponsored ADR	6,080,176	19,761
Xilinx, Inc.	145,500	3,920
		585,909
Software - 6.7%
BEA Systems, Inc. (a)	5,128,200	35,385
Microsoft Corp.	35,152,137	889,349
Symantec Corp. (a)	5,956,600	111,865
VERITAS Software Corp. (a)	4,813,234	99,104
		1,135,703
TOTAL INFORMATION TECHNOLOGY		2,966,141
MATERIALS - 0.5%
Chemicals - 0.3%
Dow Chemical Co.	258,000	11,850
Praxair, Inc.	1,033,500	48,399
		60,249
Metals & Mining - 0.2%
Alcan, Inc.	821,200	26,626
TOTAL MATERIALS		86,875
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 7.2%
BellSouth Corp.	5,787,100	$ 153,300
MCI, Inc.	2,031,800	53,904
Qwest Communications International, Inc. (a)	28,200,000	96,444
SBC Communications, Inc.	31,380,791	746,863
Verizon Communications, Inc.	4,808,850	172,157
		1,222,668
Wireless Telecommunication Services - 0.4%
Nextel Communications, Inc. Class A (a)	2,207,600	61,791
TOTAL TELECOMMUNICATION SERVICES		1,284,459
UTILITIES - 0.8%
Electric Utilities - 0.8%
Entergy Corp.	375,000	27,488
FirstEnergy Corp.	883,600	38,454
PG&E Corp.	2,012,200	69,864
		135,806
TOTAL COMMON STOCKS (Cost $16,057,397)		16,630,424
Convertible Bonds - 0.0%
	Principal Amount (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CIENA Corp. 3.75% 2/1/08	$ 8,560	7,233
TOTAL CONVERTIBLE BONDS (Cost $8,560)		7,233
Money Market Funds - 1.4%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.84% (b)	211,244,993	$ 211,245
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	19,320,300	19,320
TOTAL MONEY MARKET FUNDS (Cost $230,565)		230,565
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $16,296,522)		16,868,222
NET OTHER ASSETS - 0.0%		(7,053)
NET ASSETS - 100%		$ 16,861,169
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $16,410,021,000. Net unrealized appreciation aggregated $458,201,000, of which $2,075,659,000 related to appreciated investment securities and $1,617,458,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth & Income Portfolio

April 30, 2005

1.800339.101

GAI-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 9.4%
Hotels, Restaurants & Leisure - 2.3%
Carnival Corp. unit	2,606,900	$ 127,425
Harrah's Entertainment, Inc.	1,986,700	130,367
Marriott International, Inc. Class A	2,385,600	149,696
McDonald's Corp.	5,379,600	157,676
MGM MIRAGE (a)	1,726,728	120,543
Starbucks Corp. (a)	649,906	32,183
		717,890
Internet & Catalog Retail - 0.2%
eBay, Inc. (a)	1,582,400	50,210
Media - 4.9%
Arbitron, Inc.	492,700	20,851
Clear Channel Communications, Inc.	351,000	11,211
Comcast Corp. Class A (special) (a)	2,274,298	72,163
E.W. Scripps Co. Class A	744,600	37,922
EchoStar Communications Corp. Class A	6,661,845	192,860
Gannett Co., Inc.	1,898,700	146,200
News Corp. Class B	10,496,300	167,101
Omnicom Group, Inc.	5,175,700	429,066
Time Warner, Inc. (a)	4,574,646	76,900
Univision Communications, Inc. Class A (a)	3,844,900	101,082
Viacom, Inc. Class B (non-vtg.)	2,964,347	102,626
Walt Disney Co.	5,812,000	153,437
		1,511,419
Multiline Retail - 0.5%
Kohl's Corp. (a)	948,300	45,139
Target Corp.	2,018,400	93,674
		138,813
Specialty Retail - 1.3%
Home Depot, Inc.	7,167,150	253,502
Staples, Inc.	6,792,750	129,538
		383,040
Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc. Class B	885,900	68,046
TOTAL CONSUMER DISCRETIONARY		2,869,418
CONSUMER STAPLES - 12.3%
Beverages - 2.1%
Anheuser-Busch Companies, Inc.	1,102,700	51,684
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Beverages - continued
PepsiCo, Inc.	5,630,507	$ 313,281
The Coca-Cola Co.	6,190,500	268,915
		633,880
Food & Staples Retailing - 4.0%
Costco Wholesale Corp.	286,800	11,638
Safeway, Inc. (a)	3,345,030	71,216
Sysco Corp.	5,913,600	204,611
Wal-Mart Stores, Inc.	11,073,400	522,000
Walgreen Co.	9,278,000	399,511
Whole Foods Market, Inc.	221,120	22,050
		1,231,026
Food Products - 0.3%
General Mills, Inc.	564,800	27,901
Kellogg Co.	1,658,700	74,559
		102,460
Household Products - 2.3%
Colgate-Palmolive Co.	3,652,000	181,833
Kimberly-Clark Corp.	2,711,400	169,327
Procter & Gamble Co.	6,264,182	339,205
		690,365
Personal Products - 1.3%
Avon Products, Inc.	1,086,500	43,547
Gillette Co.	6,831,200	352,763
		396,310
Tobacco - 2.3%
Altria Group, Inc.	10,497,100	682,207
UST, Inc.	421,300	19,296
		701,503
TOTAL CONSUMER STAPLES		3,755,544
ENERGY - 6.3%
Energy Equipment & Services - 0.2%
Halliburton Co.	621,200	25,836
Schlumberger Ltd. (NY Shares)	587,800	40,211
		66,047
Oil & Gas - 6.1%
Apache Corp.	1,585,420	89,243
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil & Gas - continued
BP PLC sponsored ADR	5,062,800	$ 308,325
ChevronTexaco Corp.	4,005,720	208,297
Exxon Mobil Corp.	22,142,594	1,262,792
		1,868,657
TOTAL ENERGY		1,934,704
FINANCIALS - 18.1%
Capital Markets - 2.5%
Bank of New York Co., Inc.	1,427,100	39,873
Goldman Sachs Group, Inc.	1,455,780	155,463
Merrill Lynch & Co., Inc.	4,805,300	259,150
Morgan Stanley	3,141,400	165,300
Northern Trust Corp.	3,497,023	157,471
		777,257
Commercial Banks - 3.7%
Bank of America Corp.	11,211,838	504,981
Wachovia Corp.	3,124,213	159,897
Wells Fargo & Co.	7,887,400	472,771
		1,137,649
Consumer Finance - 5.4%
American Express Co.	6,042,190	318,423
Capital One Financial Corp.	1,008,340	71,481
SLM Corp. (d)	26,676,530	1,270,870
		1,660,774
Diversified Financial Services - 2.2%
Citigroup, Inc.	10,441,338	490,325
J.P. Morgan Chase & Co.	4,934,392	175,122
		665,447
Insurance - 2.0%
AFLAC, Inc.	3,098,400	125,950
Allstate Corp.	160,400	9,008
American International Group, Inc.	6,167,510	313,618
MBIA, Inc.	3,033,700	158,905
		607,481
Real Estate - 1.4%
Equity Lifestyle Properties, Inc. (d)	1,466,000	53,656
Equity Office Properties Trust	3,406,090	107,190
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate - continued
Equity Residential (SBI)	5,129,870	$ 176,211
Simon Property Group, Inc.	625,400	41,320
Vornado Realty Trust	575,700	44,012
		422,389
Thrifts & Mortgage Finance - 0.9%
Fannie Mae	2,121,620	114,461
Freddie Mac	972,100	59,804
Golden West Financial Corp., Delaware	1,592,500	99,261
		273,526
TOTAL FINANCIALS		5,544,523
HEALTH CARE - 17.0%
Biotechnology - 0.4%
Amgen, Inc. (a)	1,498,900	87,251
MedImmune, Inc. (a)	153,100	3,884
Protein Design Labs, Inc. (a)	1,200,000	21,456
		112,591
Health Care Equipment & Supplies - 3.9%
Alcon, Inc.	1,953,850	189,523
Baxter International, Inc.	5,594,900	207,571
Becton, Dickinson & Co.	2,302,720	134,755
C.R. Bard, Inc.	1,605,320	114,251
Guidant Corp.	400,000	29,632
Kinetic Concepts, Inc. (a)	593,400	36,464
Medtronic, Inc.	4,487,890	236,512
St. Jude Medical, Inc. (a)	2,678,640	104,547
Stryker Corp.	2,272,000	110,306
Zimmer Holdings, Inc. (a)	361,633	29,444
		1,193,005
Health Care Providers & Services - 3.6%
Aetna, Inc.	836,320	61,361
IMS Health, Inc.	8,544,919	204,907
UnitedHealth Group, Inc.	8,437,700	797,447
WebMD Corp. (a)	4,944,700	46,975
		1,110,690
Pharmaceuticals - 9.1%
Abbott Laboratories	6,647,400	326,786
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Allergan, Inc.	1,598,100	$ 112,490
Altana AG sponsored ADR	590,300	36,982
AstraZeneca PLC sponsored ADR	253,800	11,155
Eli Lilly & Co.	1,263,402	73,871
GlaxoSmithKline PLC sponsored ADR	1,376,230	69,568
Johnson & Johnson	9,184,700	630,346
Merck & Co., Inc.	1,629,500	55,240
Novartis AG sponsored ADR	3,913,850	190,722
Novo Nordisk AS sponsored ADR	904,413	46,007
Pfizer, Inc.	24,559,369	667,278
Roche Holding AG (participation certificate)	1,705,800	206,927
Sanofi-Aventis sponsored ADR	445,000	19,745
Schering-Plough Corp.	4,674,760	97,562
Sepracor, Inc. (a)	500,000	29,960
Wyeth	4,770,500	214,386
		2,789,025
TOTAL HEALTH CARE		5,205,311
INDUSTRIALS - 11.4%
Aerospace & Defense - 3.1%
Honeywell International, Inc.	4,851,100	173,475
Lockheed Martin Corp.	3,489,700	212,697
Northrop Grumman Corp.	1,934,545	106,090
Raytheon Co.	2,182,800	82,095
The Boeing Co.	3,123,000	185,881
United Technologies Corp.	1,891,100	192,363
		952,601
Air Freight & Logistics - 0.3%
United Parcel Service, Inc. Class B	1,220,283	87,018
Airlines - 0.2%
Southwest Airlines Co.	4,046,161	60,207
Commercial Services & Supplies - 1.3%
Apollo Group, Inc. Class A (a)	1,524,800	109,969
Aramark Corp. Class B	1,730,800	42,422
Cintas Corp.	1,752,327	67,622
Equifax, Inc.	704,900	23,720
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Robert Half International, Inc.	1,236,300	$ 30,685
Waste Management, Inc.	4,184,100	119,205
		393,623
Electrical Equipment - 0.2%
Emerson Electric Co.	1,183,400	74,164
Industrial Conglomerates - 5.7%
3M Co.	2,165,780	165,617
General Electric Co.	37,302,200	1,350,344
Siemens AG sponsored ADR	264,678	19,459
Tyco International Ltd.	6,702,550	209,857
		1,745,277
Machinery - 0.4%
Caterpillar, Inc.	247,620	21,803
Eaton Corp.	295,600	17,337
Illinois Tool Works, Inc.	746,800	62,597
Ingersoll-Rand Co. Ltd. Class A	255,600	19,648
		121,385
Road & Rail - 0.2%
Burlington Northern Santa Fe Corp.	1,313,200	63,362
TOTAL INDUSTRIALS		3,497,637
INFORMATION TECHNOLOGY - 9.8%
Communications Equipment - 1.2%
Cisco Systems, Inc. (a)	17,360,400	299,988
QUALCOMM, Inc.	2,126,200	74,183
		374,171
Computers & Peripherals - 2.1%
Dell, Inc. (a)	8,166,150	284,427
EMC Corp. (a)	9,115,200	119,591
International Business Machines Corp.	2,500,100	190,958
Lexmark International, Inc. Class A (a)	515,970	35,834
		630,810
Electronic Equipment & Instruments - 0.2%
Flextronics International Ltd. (a)	4,430,500	49,400
Internet Software & Services - 0.3%
Yahoo!, Inc. (a)	2,581,670	89,093
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - 1.4%
Accenture Ltd. Class A (a)	3,289,300	$ 71,378
Automatic Data Processing, Inc.	4,133,200	179,546
DST Systems, Inc. (a)	973,600	44,201
First Data Corp.	1,169,765	44,486
Fiserv, Inc. (a)	1,087,900	46,018
Paychex, Inc.	1,457,000	44,584
		430,213
Office Electronics - 0.0%
Xerox Corp. (a)	317,000	4,200
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices, Inc.	616,500	21,029
Intel Corp.	12,137,100	285,465
Microchip Technology, Inc.	1,137,300	32,390
Teradyne, Inc. (a)	847,600	9,341
		348,225
Software - 3.5%
Microsoft Corp.	38,557,600	975,507
Oracle Corp. (a)	7,000,872	80,930
Symantec Corp. (a)	491,800	9,236
VERITAS Software Corp. (a)	491,800	10,126
		1,075,799
TOTAL INFORMATION TECHNOLOGY		3,001,911
MATERIALS - 1.9%
Chemicals - 1.6%
BASF AG sponsored ADR	565,600	36,707
Dow Chemical Co.	1,379,170	63,345
E.I. du Pont de Nemours & Co.	493,900	23,268
Monsanto Co.	2,074,175	121,588
Praxair, Inc.	5,115,100	239,540
		484,448
Metals & Mining - 0.1%
Alcoa, Inc.	684,300	19,858
Paper & Forest Products - 0.2%
International Paper Co.	2,044,700	70,113
TOTAL MATERIALS		574,419
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 7.3%
Diversified Telecommunication Services - 7.0%
ALLTEL Corp.	2,153,450	$ 122,661
BellSouth Corp.	17,513,700	463,938
SBC Communications, Inc.	30,749,200	731,831
Verizon Communications, Inc.	22,536,240	806,797
		2,125,227
Wireless Telecommunication Services - 0.3%
Crown Castle International Corp. (a)	1,475,700	23,803
Vodafone Group PLC sponsored ADR	3,053,000	79,805
		103,608
TOTAL TELECOMMUNICATION SERVICES		2,228,835
UTILITIES - 1.6%
Electric Utilities - 1.5%
Entergy Corp.	2,224,000	163,019
Exelon Corp.	1,585,750	78,495
FPL Group, Inc.	3,615,968	147,604
Southern Co.	2,259,000	74,434
		463,552
Multi-Utilities & Unregulated Power - 0.1%
Duke Energy Corp.	544,000	15,879
TOTAL UTILITIES		479,431
TOTAL COMMON STOCKS (Cost $19,120,921)		29,091,733
Preferred Stocks - 0.2%

Convertible Preferred Stocks - 0.1%
UTILITIES - 0.1%
Gas Utilities - 0.1%
KeySpan Corp. 8.75% MEDS	615,600	31,002
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Thrifts & Mortgage Finance - 0.1%
Fannie Mae 7.00%	656,400	$ 36,758
TOTAL PREFERRED STOCKS (Cost $64,862)		67,760
Money Market Funds - 5.4%

Fidelity Cash Central Fund, 2.84% (b)	1,462,552,981	1,462,553
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	200,022,500	200,023
TOTAL MONEY MARKET FUNDS (Cost $1,662,576)		1,662,576
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $20,848,359)		30,822,069
NET OTHER ASSETS - (0.7)%		(212,408)
NET ASSETS - 100%		$ 30,609,661
Security Type Abbreviation
MEDS - Mandatorily Exchangeable Debt Securities
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Equity Lifestyle Properties, Inc., (formerly Manufactured Home Communities, Inc.)	$ 46,458	$ -	$ -	$ 9	$ 53,656
SLM Corp.	1,024,258	105,891	122,708	14,879	1,270,870
Total	$ 1,070,716	$ 105,891	$ 122,708	$ 14,888	$ 1,324,526
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $20,872,135,000. Net unrealized appreciation aggregated $9,949,934,000, of which $10,492,626,000 related to appreciated investment securities and $542,692,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Leveraged Company Stock Fund

April 30, 2005

1.800341.101

LSF-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 6.8%
Auto Components - 0.5%
Tenneco Automotive, Inc. (a)	135,500	$ 1,738
TRW Automotive Holdings Corp. (a)	618,100	11,008
		12,746
Hotels, Restaurants & Leisure - 1.4%
Alliance Gaming Corp. (a)	896,000	10,214
Centerplate, Inc. unit	363,005	4,447
Friendly Ice Cream Corp. (a)(e)	423,400	3,959
Six Flags, Inc. (a)	2,395,400	9,342
Sunterra Corp. (a)	342,900	5,332
Wyndham International, Inc. Class A (a)	4,877,800	4,878
		38,172
Household Durables - 0.6%
Juno Lighting, Inc.	72,319	2,603
Tempur-Pedic International, Inc. (a)	730,100	13,938
		16,541
Media - 3.1%
Cablevision Systems Corp. - NY Group Class A (a)	242,900	6,303
Charter Communications, Inc. Class A (a)	12,637,271	14,659
Gray Television, Inc.	622,300	8,183
Liberty Media International, Inc. Class A (a)	11,987	497
News Corp. Class A	180,888	2,764
NTL, Inc. (a)	394,669	25,251
Spanish Broadcasting System, Inc. Class A (a)	209,400	1,748
The DIRECTV Group, Inc. (a)	619,645	8,749
The Reader's Digest Association, Inc. (non-vtg.)	752,900	12,799
UnitedGlobalCom, Inc. Class A (a)	582,912	5,217
		86,170
Specialty Retail - 1.2%
AutoNation, Inc. (a)	247,600	4,524
Blockbuster, Inc. Class A	1,236,500	12,241
Gap, Inc.	758,200	16,188
		32,953
TOTAL CONSUMER DISCRETIONARY		186,582
CONSUMER STAPLES - 3.6%
Food & Staples Retailing - 1.7%
Koninklijke Ahold NV sponsored ADR (a)	2,756,800	20,924
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co. (a)	439,300	$ 6,928
Pathmark Stores, Inc. (a)	1,297,047	10,013
Safeway, Inc. (a)	445,700	9,489
		47,354
Food Products - 1.6%
Corn Products International, Inc.	475,600	10,473
Kellogg Co.	184,900	8,311
Smithfield Foods, Inc. (a)	811,700	24,562
		43,346
Personal Products - 0.3%
Revlon, Inc. Class A (sub. vtg.) (a)	3,130,199	9,203
TOTAL CONSUMER STAPLES		99,903
ENERGY - 35.9%
Energy Equipment & Services - 5.0%
Grant Prideco, Inc. (a)	606,300	13,430
Grey Wolf, Inc. (a)	8,326,600	49,960
Hanover Compressor Co. (a)	451,500	4,682
Nabors Industries Ltd. (a)	454,400	24,479
Petroleum Geo-Services ASA ADR (a)	296,153	18,006
Pride International, Inc. (a)	484,300	10,800
Rowan Companies, Inc.	321,100	8,519
Universal Compression Holdings, Inc. (a)	184,700	6,483
		136,359
Oil & Gas - 30.9%
Burlington Resources, Inc.	709,500	34,489
Chesapeake Energy Corp.	2,434,100	46,832
Comstock Resources, Inc. (a)	311,800	7,889
El Paso Corp.	2,647,700	26,451
Forest Oil Corp. (a)(e)	3,610,100	139,097
Frontier Oil Corp.	483,400	20,341
Frontline Ltd.	185,300	8,180
Frontline Ltd. (NY Shares)	961,100	42,202
General Maritime Corp. (a)(e)	2,926,000	128,305
Houston Exploration Co. (a)	89,200	4,544
Mission Resources Corp. (a)	767,000	5,262
Nexen, Inc.	415,800	19,909
OMI Corp. (e)	4,600,900	83,690
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil & Gas - continued
Overseas Shipholding Group, Inc.	123,200	$ 6,952
Range Resources Corp.	2,726,200	61,748
Ship Finance International Ltd.:
(Norway)	18,530	336
(NY Shares)	449,662	8,359
Teekay Shipping Corp.	3,258,300	136,653
Valero Energy Corp.	1,037,700	71,114
		852,353
TOTAL ENERGY		988,712
FINANCIALS - 2.0%
Consumer Finance - 0.3%
Metris Companies, Inc.	637,300	7,724
Insurance - 1.4%
American Financial Group, Inc., Ohio	1,002,800	31,177
UnumProvident Corp.	423,700	7,084
		38,261
Thrifts & Mortgage Finance - 0.3%
Capital Crossing Bank (a)	258,800	8,370
TOTAL FINANCIALS		54,355
HEALTH CARE - 3.8%
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc.	184,700	6,852
Health Care Providers & Services - 3.6%
Carriage Services, Inc. Class A (a)	266,200	1,597
DaVita, Inc. (a)	1,678,600	67,648
Service Corp. International (SCI)	4,220,000	29,709
		98,954
TOTAL HEALTH CARE		105,806
INDUSTRIALS - 10.9%
Aerospace & Defense - 0.3%
BE Aerospace, Inc. (a)	365,424	4,436
Goodrich Corp.	133,700	5,388
		9,824
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.0%
Park-Ohio Holdings Corp. (a)	117,823	$ 1,666
Airlines - 1.7%
America West Holding Corp. Class B (a)	800,600	3,363
AMR Corp. (a)	2,514,530	26,327
Delta Air Lines, Inc. (a)	4,192,909	13,795
Northwest Airlines Corp. (a)	455,100	2,357
		45,842
Building Products - 3.0%
American Standard Companies, Inc.	713,200	31,887
Lennox International, Inc.	230,700	4,510
Masco Corp.	605,200	19,058
Royal Group Technologies Ltd. (sub. vtg.) (a)	564,700	5,390
York International Corp.	536,700	21,001
		81,846
Commercial Services & Supplies - 2.8%
Allied Waste Industries, Inc. (a)	2,403,900	19,207
Cenveo, Inc. (a)	1,812,300	14,154
Clean Harbors, Inc. (a)	140,200	2,327
Corrections Corp. of America (a)	386,100	14,614
Waste Management, Inc.	904,900	25,781
		76,083
Construction & Engineering - 0.2%
Integrated Electrical Services, Inc. (a)(e)	3,458,600	5,188
Industrial Conglomerates - 1.9%
Tyco International Ltd.	1,646,200	51,543
Machinery - 0.7%
Navistar International Corp. (a)	234,000	6,910
SPX Corp.	180,200	6,972
Terex Corp. (a)	82,700	3,091
Thermadyne Holdings Corp. (a)	64,900	805
Timken Co.	92,800	2,305
		20,083
Marine - 0.0%
DryShips, Inc.	16,600	263
Golden Ocean Group Ltd. (a)	2,067,600	1,124
		1,387
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.3%
Central Freight Lines, Inc. (a)	679,940	$ 1,931
Kansas City Southern (a)	326,700	6,181
		8,112
TOTAL INDUSTRIALS		301,574
INFORMATION TECHNOLOGY - 4.1%
Communications Equipment - 1.0%
Motorola, Inc.	1,815,100	27,844
Electronic Equipment & Instruments - 0.8%
Celestica, Inc. (sub. vtg.) (a)	300,000	3,469
DDi Corp. (a)	2,071,300	5,696
Merix Corp. (a)	385,000	3,026
Solectron Corp. (a)	475,100	1,568
Viasystems Group, Inc. (a)	95,400	1,145
Viasystems Group, Inc. (a)(h)	625,780	7,509
		22,413
Semiconductors & Semiconductor Equipment - 2.3%
AMIS Holdings, Inc. (a)	422,700	4,760
Atmel Corp. (a)	1,776,500	4,104
Conexant Systems, Inc. (a)	927,700	1,039
Fairchild Semiconductor International, Inc. (a)	200,000	2,690
Freescale Semiconductor, Inc.:
Class A	287,500	5,382
Class B (a)	27,040	510
ON Semiconductor Corp. (a)(e)	12,896,800	44,365
		62,850
TOTAL INFORMATION TECHNOLOGY		113,107
MATERIALS - 14.0%
Chemicals - 5.0%
Albemarle Corp.	362,000	13,253
Arch Chemicals, Inc.	482,842	12,448
Celanese Corp. Class A	106,300	1,547
Crompton Corp.	2,974,200	41,788
Great Lakes Chemical Corp.	813,000	25,236
Methanex Corp.	701,700	11,766
NOVA Chemicals Corp.	537,000	17,407
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Rhodia SA ADR	7,102,200	$ 13,849
Solutia, Inc. (a)	1,779,500	2,082
Texas Petrochemicals, Inc. (a)	11,700	173
		139,549
Construction Materials - 0.2%
Texas Industries, Inc.	103,800	4,793
Containers & Packaging - 4.2%
Owens-Illinois, Inc. (a)	1,432,890	35,134
Packaging Corp. of America	179,700	4,023
Pactiv Corp. (a)	2,006,300	43,015
Sealed Air Corp. (a)	156,900	7,600
Smurfit-Stone Container Corp. (a)	1,922,200	25,200
		114,972
Metals & Mining - 0.4%
Freeport-McMoRan Copper & Gold, Inc. Class B	282,500	9,791
Haynes International, Inc. (a)(f)	16,834	316
		10,107
Paper & Forest Products - 4.2%
Georgia-Pacific Corp.	301,300	10,326
International Paper Co.	1,527,900	52,392
Weyerhaeuser Co.	791,100	54,277
		116,995
TOTAL MATERIALS		386,416
TELECOMMUNICATION SERVICES - 6.6%
Diversified Telecommunication Services - 3.1%
Covad Communications Group, Inc. (a)	931,615	1,057
General Communications, Inc. Class A (a)	907,800	7,662
Qwest Communications International, Inc. (a)	18,442,400	63,073
Telewest Global, Inc. (a)	590,291	10,944
XO Communications, Inc. (a)	926,500	1,853
		84,589
Wireless Telecommunication Services - 3.5%
American Tower Corp. Class A (a)	300,300	5,174
Crown Castle International Corp. (a)	536,100	8,647
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Nextel Communications, Inc. Class A (a)	2,660,585	$ 74,470
NII Holdings, Inc. (a)	160,800	8,051
		96,342
TOTAL TELECOMMUNICATION SERVICES		180,931
UTILITIES - 8.1%
Multi-Utilities & Unregulated Power - 8.1%
AES Corp. (a)	9,359,458	150,502
Aquila, Inc. (a)	911,800	3,137
CMS Energy Corp. (a)	5,352,600	69,156
		222,795
TOTAL COMMON STOCKS (Cost $2,168,263)		2,640,181
Preferred Stocks - 0.4%

Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Emmis Communications Corp. Series A, 6.25%	32,200	1,255
Nonconvertible Preferred Stocks - 0.3%
CONSUMER STAPLES - 0.3%
Food Products - 0.3%
Doane Pet Care Co. 14.25% pay-in-kind (a)	122,505	9,188
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	84	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS		9,188
TOTAL PREFERRED STOCKS (Cost $6,956)		10,443
Nonconvertible Bonds - 0.2%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.1%
Media - 0.1%
Vertis, Inc. 13.5% 12/7/09 (f)	$ 3,330	$ 2,098
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc. 8% 12/15/07 (f)	11,835	4,083
TOTAL NONCONVERTIBLE BONDS (Cost $9,018)		6,181
Floating Rate Loans - 0.5%

TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.5%
McLeodUSA, Inc.:
revolver loan 7.0967% 5/31/07 (d)(g)	5,792	1,940
Tranche A, term loan 8.4296% 5/31/07 (d)(g)	17,276	5,787
Tranche B, term loan 9.1% 5/30/08 (d)(g)	15,507	5,195
		12,922
TOTAL FLOATING RATE LOANS (Cost $27,022)		12,922
Money Market Funds - 7.8%
	Shares
Fidelity Cash Central Fund, 2.84% (b)	102,689,683	102,690
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	113,887,215	113,887
TOTAL MONEY MARKET FUNDS (Cost $216,577)		216,577
TOTAL INVESTMENT PORTFOLIO - 104.7% (Cost $2,427,836)		2,886,304
NET OTHER ASSETS - (4.7)%		(130,506)
NET ASSETS - 100%		$ 2,755,798
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - issuer filed for bankruptcy or is in default of interest payments.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $6,497,000 or 0.2% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,509,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Viasystems Group, Inc.	2/13/04	$ 12,594
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Central Freight Lines, Inc.	$ -	$ 6,048	$ 1,500	$ -	$ -
Forest Oil Corp.	61,599	46,578	-	-	139,097
Friendly Ice Cream Corp.	3,362	792	-	-	3,959
General Maritime Corp.	84,190	13,010	6,432	-	128,305
Integrated Electrical Services, Inc.	-	12,064	-	-	5,188
OMI Corp.	29,564	49,301	2,249	528	83,690
ON Semiconductor Corp.	35,159	17,058	-	-	44,365
Pathmark Stores, Inc.	11,606	-	1,585	-	-
Triton PCS Holdings, Inc. Class A	11,894	-	10,296	-	-
Total	$ 237,374	$ 144,851	$ 22,062	$ 528	$ 404,604
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $2,425,648,000. Net unrealized appreciation aggregated $460,656,000, of which $654,134,000 related to appreciated investment securities and $193,478,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® International Real Estate Fund

April 30, 2005

1.815812.100

IRE-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value
Australia - 21.9%
Centro Properties Group unit	681,282	$ 2,724,256
CFS Gandel Retail Trust	2,125,500	2,631,125
CFS Gandel Retail Trust New (a)	42,448	51,717
Commonwealth Property Office Fund	1,097,700	1,084,489
DB RREEF Trust unit	977,338	996,108
General Property Trust	846,600	2,439,808
Macquarie Goodman Group unit	1,550,719	4,783,891
Stockland unit	1,036,800	4,728,886
Westfield Group unit	1,175,200	14,887,219
TOTAL AUSTRALIA		34,327,499
Austria - 0.6%
IMMOFINANZ Immobilien Anlagen AG (a)	105,800	970,747
IMMOFINANZ Immobilien Anlagen AG rights 5/27/05 (a)	105,800	7,333
TOTAL AUSTRIA		978,080
Finland - 0.9%
Citycon Oyj	404,000	1,344,116
France - 4.4%
Klepierre SA	30,800	2,976,098
Unibail (Reg.)	30,900	3,839,122
TOTAL FRANCE		6,815,220
Germany - 0.3%
Vivacon AG	20,000	398,463
Greece - 1.5%
Babis Vovos International Technical SA	135,580	2,355,177
Hong Kong - 14.6%
Cheung Kong Holdings Ltd. ADR	129,300	1,215,420
China Overseas Land & Investment Ltd.	2,748,000	567,565
Great Eagle Holdings Ltd.	282,000	634,891
Hang Lung Properties Ltd.	536,000	821,685
Henderson Land Development Co. Ltd.	683,700	3,175,023
Hong Kong Land Holdings Ltd.	774,000	2,236,860
Hysan Development Co. Ltd.	608,000	1,259,647
Kerry Properties Ltd.	423,000	925,204
New World Development Co. Ltd.	1,671,000	1,789,928
Sino Land Co.	2,337,000	2,188,539
Sun Hung Kai Properties Ltd.	850,000	8,123,589
TOTAL HONG KONG		22,938,351
Common Stocks - continued
	Shares	Value
Italy - 1.9%
Beni Stabili Spa	1,375,400	$ 1,413,908
Pirelli & C. Real Estate Spa	27,700	1,540,775
TOTAL ITALY		2,954,683
Japan - 15.4%
Japan Prime Realty Investment Corp.	546	1,583,061
Japan Real Estate Investment Corp.	213	1,757,224
Japan Retail Fund Investment Corp.	249	2,023,348
Mitsubishi Estate Co. Ltd.	525,000	5,663,090
Mitsui Fudosan Co. Ltd.	674,000	7,546,743
Nippon Building Fund, Inc.	343	3,075,060
NTT Urban Development Co.	285	1,282,976
Sumitomo Realty & Development Co. Ltd.	98,000	1,117,864
TOTAL JAPAN		24,049,366
Netherlands - 7.3%
Corio NV	35,626	1,921,457
Eurocommercial Properties NV unit	53,717	1,884,912
Nieuwe Steen Investments NV	62,363	1,462,917
Rodamco Europe NV	55,200	4,196,725
Wereldhave NV	19,700	1,958,589
TOTAL NETHERLANDS		11,424,600
Singapore - 3.9%
Ascendas Real Estate Investment Trust (A-REIT)	718,900	868,947
CapitaLand Ltd.	1,434,000	2,232,281
Keppel Land Ltd.	576,000	886,100
Singapore Land Ltd.	415,000	1,494,719
Suntec (REIT)	945,000	703,803
TOTAL SINGAPORE		6,185,850
Spain - 0.9%
Inmobiliaria Colonial	27,700	1,441,776
Sweden - 0.5%
Castellum AB	21,900	816,171
Switzerland - 1.0%
PSP Swiss Property AG	35,140	1,528,778
United Kingdom - 22.3%
British Land Co. PLC	462,400	7,286,757
Brixton PLC	228,400	1,412,421
Capital & Regional PLC	195,200	2,617,292
CLS Holdings PLC (a)	160,789	1,285,487
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Daejan Holdings PLC	6,000	$ 319,313
Derwent Valley Holdings PLC	51,600	1,050,722
Development Securities PLC	157,900	1,353,647
Great Portland Estates PLC	82,400	523,847
Hammerson PLC	210,700	3,448,189
Land Securities Group PLC	231,000	5,909,806
Liberty International PLC	119,700	2,176,854
Slough Estates PLC	518,500	4,774,631
Unite Group PLC	341,700	1,876,087
Workspace Group PLC	179,000	827,613
TOTAL UNITED KINGDOM		34,862,666
TOTAL COMMON STOCKS (Cost $147,399,882)		152,420,796
Money Market Funds - 2.4%

Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c) (Cost $3,795,779)	3,795,779	3,795,779
Cash Equivalents - 2.2%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.86%, dated 4/29/05 due 5/2/05) (Cost $3,461,000)	$ 3,461,824	3,461,000
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $154,656,661)		159,677,575
NET OTHER ASSETS - (1.7)%		(2,633,738)
NET ASSETS - 100%		$ 157,043,837
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $155,178,446. Net unrealized appreciation aggregated $4,499,129, of which $7,971,350 related to appreciated investment securities and $3,472,221 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® OTC Portfolio

April 30, 2005

1.800345.101

OTC-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.1%
Keystone Automotive Industries, Inc. (a)	406,109	$ 8,134
Hotels, Restaurants & Leisure - 2.0%
Buffalo Wild Wings, Inc. (a)	359,300	10,930
Carnival Corp. unit	254,800	12,455
Panera Bread Co. Class A (a)	374,280	18,721
Penn National Gaming, Inc. (a)	716,200	22,560
Red Robin Gourmet Burgers, Inc. (a)	365,250	17,700
Starbucks Corp. (a)	153,400	7,596
Sunterra Corp. (a)	934,800	14,536
The Cheesecake Factory, Inc. (a)	378,600	11,619
Wynn Resorts Ltd. (a)	488,600	25,866
		141,983
Household Durables - 0.4%
LG Electronics, Inc.	374,230	24,959
Internet & Catalog Retail - 2.1%
Amazon.com, Inc. (a)	451,200	14,601
Coldwater Creek, Inc. (a)	1,008,100	16,855
eBay, Inc. (a)	3,053,500	96,888
J. Jill Group, Inc. (a)	803,500	10,076
Shopping.com Ltd.	509,100	6,695
		145,115
Media - 2.6%
Comcast Corp. Class A (special) (a)	652,200	20,694
EchoStar Communications Corp. Class A	1,420,622	41,127
Lamar Advertising Co. Class A (a)	1,056,900	39,507
NTL, Inc. (a)	998,643	63,893
Sirius Satellite Radio, Inc. (a)	1,392,600	6,629
XM Satellite Radio Holdings, Inc. Class A (a)	490,100	13,595
		185,445
Multiline Retail - 0.2%
Sears Holdings Corp. (a)	106,900	14,457
Specialty Retail - 3.6%
American Eagle Outfitters, Inc.	674,200	17,678
bebe Stores, Inc.	238,600	7,712
Guitar Center, Inc. (a)	344,300	16,991
Hot Topic, Inc. (a)	2,051,000	40,999
Pacific Sunwear of California, Inc. (a)	637,000	14,403
Ross Stores, Inc.	1,443,000	38,557
Select Comfort Corp. (a)	232,900	5,152
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Staples, Inc.	3,217,800	$ 61,363
Steiner Leisure Ltd. (a)	413,700	12,397
Urban Outfitters, Inc. (a)	631,100	27,958
West Marine, Inc. (a)	779,000	12,737
		255,947
Textiles, Apparel & Luxury Goods - 0.1%
Warnaco Group, Inc. (a)	365,000	8,198
TOTAL CONSUMER DISCRETIONARY		784,238
CONSUMER STAPLES - 0.6%
Beverages - 0.0%
Jones Soda Co. (a)	11,800	68
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	821,700	33,345
Food Products - 0.1%
Archer-Daniels-Midland Co.	600,000	10,794
TOTAL CONSUMER STAPLES		44,207
ENERGY - 2.0%
Energy Equipment & Services - 0.8%
Patterson-UTI Energy, Inc.	2,418,500	57,971
Oil & Gas - 1.2%
Ashland, Inc.	490,800	33,001
Top Tankers, Inc. (d)	1,763,200	27,559
Valero Energy Corp.	282,600	19,367
		79,927
TOTAL ENERGY		137,898
FINANCIALS - 2.0%
Capital Markets - 0.8%
Ameritrade Holding Corp. (a)	3,185,000	33,379
Calamos Asset Management, Inc. Class A	853,600	19,880
		53,259
Commercial Banks - 1.2%
Fifth Third Bancorp	767,200	33,373
Nara Bancorp, Inc.	434,000	5,833
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Silicon Valley Bancshares (a)	540,300	$ 25,610
Texas Capital Bancshares, Inc. (a)	400,000	7,148
Texas Regional Bancshares, Inc. Class A	113,800	3,172
UCBH Holdings, Inc.	706,800	11,118
		86,254
TOTAL FINANCIALS		139,513
HEALTH CARE - 12.2%
Biotechnology - 4.6%
Affymetrix, Inc. (a)	565,600	26,080
Alkermes, Inc. (a)	704,800	7,929
Amgen, Inc. (a)	976,900	56,865
Biogen Idec, Inc. (a)	655,900	23,770
BioMarin Pharmaceutical, Inc. (a)	1,377,600	8,169
Celgene Corp. (a)	799,800	30,320
Cephalon, Inc. (a)	486,900	21,375
Genentech, Inc. (a)	760,400	53,943
ImClone Systems, Inc. (a)	557,400	17,753
Invitrogen Corp. (a)	673,800	49,369
Neurocrine Biosciences, Inc. (a)	137,300	4,800
ONYX Pharmaceuticals, Inc. (a)	377,600	11,664
OSI Pharmaceuticals, Inc. (a)	181,000	8,568
Protein Design Labs, Inc. (a)	127,000	2,271
Seattle Genetics, Inc. (a)	551,300	2,205
		325,081
Health Care Equipment & Supplies - 1.9%
American Medical Systems Holdings, Inc. (a)	1,210,400	21,134
Cytyc Corp. (a)	484,000	10,314
DENTSPLY International, Inc.	151,250	8,267
Gen-Probe, Inc. (a)	285,800	14,344
Hologic, Inc. (a)	215,300	7,660
Millipore Corp. (a)	163,800	7,898
Respironics, Inc. (a)	645,100	40,764
Ventana Medical Systems, Inc. (a)	511,000	20,348
		130,729
Health Care Providers & Services - 3.9%
Accredo Health, Inc. (a)	655,100	29,676
Caremark Rx, Inc. (a)	456,660	18,289
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
Express Scripts, Inc. (a)	400,100	$ 35,865
Henry Schein, Inc. (a)	924,200	34,667
Humana, Inc. (a)	1,404,300	48,659
PacifiCare Health Systems, Inc. (a)	381,500	22,798
Patterson Companies, Inc. (a)	233,200	11,788
UnitedHealth Group, Inc.	428,400	40,488
WebMD Corp. (a)	3,213,300	30,526
		272,756
Pharmaceuticals - 1.8%
Endo Pharmaceuticals Holdings, Inc. (a)	2,011,800	39,934
Medicis Pharmaceutical Corp. Class A	474,200	13,325
Merck & Co., Inc.	409,300	13,875
Pfizer, Inc.	518,600	14,090
Sepracor, Inc. (a)	537,700	32,219
Teva Pharmaceutical Industries Ltd. sponsored ADR	467,200	14,595
		128,038
TOTAL HEALTH CARE		856,604
INDUSTRIALS - 4.8%
Aerospace & Defense - 0.2%
L-3 Communications Holdings, Inc.	205,400	14,577
Air Freight & Logistics - 0.3%
EGL, Inc. (a)	663,451	12,944
Forward Air Corp.	412,500	9,925
		22,869
Airlines - 0.7%
JetBlue Airways Corp. (a)	1,702,456	34,134
Ryanair Holdings PLC sponsored ADR (a)	448,100	17,991
		52,125
Commercial Services & Supplies - 2.2%
Apollo Group, Inc. Class A (a)	351,600	25,357
Career Education Corp. (a)	604,400	19,002
Cintas Corp.	1,027,200	39,640
Corinthian Colleges, Inc. (a)	817,600	11,618
Heidrick & Struggles International, Inc. (a)	448,000	11,585
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Herman Miller, Inc.	1,134,400	$ 32,444
Monster Worldwide, Inc. (a)	533,000	12,264
		151,910
Electrical Equipment - 0.3%
American Power Conversion Corp.	930,300	22,569
Machinery - 0.5%
A.S.V., Inc. (a)	220,200	7,870
Joy Global, Inc.	259,100	8,776
PACCAR, Inc.	224,750	15,261
		31,907
Road & Rail - 0.4%
Landstar System, Inc. (a)	860,692	26,380
Trading Companies & Distributors - 0.2%
Fastenal Co.	261,100	13,985
TOTAL INDUSTRIALS		336,322
INFORMATION TECHNOLOGY - 60.6%
Communications Equipment - 11.9%
Alvarion Ltd. (a)	581,500	5,076
Andrew Corp. (a)	1,089,800	13,372
Avaya, Inc. (a)	1,365,500	11,853
Carrier Access Corp. (a)	1,413,300	7,448
Cisco Systems, Inc. (a)	21,677,900	374,594
Comverse Technology, Inc. (a)	1,645,600	37,503
Juniper Networks, Inc. (a)	2,818,500	63,670
Motorola, Inc.	1,698,830	26,060
Nokia Corp. sponsored ADR	3,363,400	53,747
Polycom, Inc. (a)	1,594,800	24,337
QUALCOMM, Inc.	3,141,800	109,617
Research In Motion Ltd. (a)	1,609,900	103,655
Sonus Networks, Inc. (a)	1,946,600	6,696
		837,628
Computers & Peripherals - 10.2%
Apple Computer, Inc. (a)	4,094,900	147,662
Avid Technology, Inc. (a)	456,100	22,582
Dell, Inc. (a)	10,794,700	375,979
Diebold, Inc.	425,200	20,567
EMC Corp. (a)	2,316,000	30,386
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Emulex Corp. (a)	855,800	$ 13,291
Network Appliance, Inc. (a)	1,512,500	40,278
palmOne, Inc. (a)	227,100	4,867
QLogic Corp. (a)	405,100	13,466
Seagate Technology	2,545,500	44,750
Storage Technology Corp. (a)	255,700	7,108
		720,936
Electronic Equipment & Instruments - 0.7%
Benchmark Electronics, Inc. (a)	400,000	10,816
FARO Technologies, Inc. (a)	142,500	3,826
Flextronics International Ltd. (a)	873,400	9,738
Hon Hai Precision Industries Co. Ltd.	4,613,794	21,932
Photon Dynamics, Inc. (a)	280,300	5,424
		51,736
Internet Software & Services - 7.0%
Akamai Technologies, Inc. (a)	2,502,800	29,558
Cryptologic, Inc.	255,500	7,484
Digitas, Inc. (a)	1,423,200	14,189
Google, Inc. Class A (sub. vtg.)	933,300	205,326
Marchex, Inc. Class B	435,800	7,356
Yahoo!, Inc. (a)	6,609,716	228,101
		492,014
IT Services - 1.9%
Cognizant Technology Solutions Corp. Class A (a)	1,857,700	78,042
Infosys Technologies Ltd. sponsored ADR	308,700	18,275
Paychex, Inc.	497,400	15,220
Sapient Corp. (a)	1,146,100	8,195
Syntel, Inc.	792,300	12,708
		132,440
Semiconductors & Semiconductor Equipment - 16.1%
Agere Systems, Inc.:
Class A (a)	16,484,211	19,287
Class B (a)	16,413,400	19,368
Analog Devices, Inc.	2,123,100	72,419
Applied Materials, Inc.	2,377,800	35,358
Applied Micro Circuits Corp. (a)	2,277,700	6,081
ATMI, Inc. (a)	1,341,111	30,732
Broadcom Corp. Class A (a)	495,000	14,805
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Freescale Semiconductor, Inc.:
Class A	1,934,100	$ 36,206
Class B (a)	1,215,334	22,921
Integrated Circuit Systems, Inc. (a)	1,094,800	20,002
Intel Corp.	19,484,000	458,264
Intersil Corp. Class A	1,634,500	28,538
Linear Technology Corp.	1,656,900	59,218
Marvell Technology Group Ltd. (a)	1,344,800	45,024
Maxim Integrated Products, Inc.	1,389,300	51,960
National Semiconductor Corp.	2,297,100	43,829
NVIDIA Corp. (a)	1,064,700	23,360
PMC-Sierra, Inc. (a)	1,791,500	14,439
Portalplayer, Inc. (d)	1,725,800	29,494
Rambus, Inc. (a)	744,300	10,584
Samsung Electronics Co. Ltd.	74,550	33,795
SigmaTel, Inc. (a)	218,700	5,728
Silicon Laboratories, Inc. (a)	716,600	18,202
Skyworks Solutions, Inc. (a)	1,350,400	7,076
STATS ChipPAC Ltd. sponsored ADR (a)	1,381,070	8,369
Veeco Instruments, Inc. (a)	499,600	6,650
Vitesse Semiconductor Corp. (a)	5,300,000	11,024
		1,132,733
Software - 12.8%
Activision, Inc. (a)	622,762	9,005
Adobe Systems, Inc.	27,600	1,641
Macromedia, Inc. (a)	189,600	7,510
Microsoft Corp.	22,593,500	571,621
Oracle Corp. (a)	9,522,000	110,074
Quest Software, Inc. (a)	1,181,800	14,016
Red Hat, Inc. (a)	3,765,700	40,481
Symantec Corp. (a)	4,352,800	81,746
Take-Two Interactive Software, Inc. (a)	892,950	21,011
TIBCO Software, Inc. (a)	1,496,102	10,682
UBI Soft Entertainment SA (a)	200,000	8,086
VERITAS Software Corp. (a)	1,043,620	21,488
		897,361
TOTAL INFORMATION TECHNOLOGY		4,264,848
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 0.3%
Chemicals - 0.3%
Monsanto Co.	236,000	$ 13,834
Mosaic Co. (a)	468,000	6,014
		19,848
TELECOMMUNICATION SERVICES - 3.7%
Wireless Telecommunication Services - 3.7%
Alamosa Holdings, Inc. (a)	932,200	12,109
American Tower Corp. Class A (a)	1,294,800	22,309
Nextel Communications, Inc. Class A (a)	5,706,500	159,725
Nextel Partners, Inc. Class A (a)	487,200	11,459
NII Holdings, Inc. (a)	1,072,600	53,705
		259,307
UTILITIES - 0.1%
Gas Utilities - 0.1%
Questar Corp.	128,700	7,516
TOTAL COMMON STOCKS (Cost $6,770,198)		6,850,301
Money Market Funds - 3.6%

Fidelity Cash Central Fund, 2.84% (b)	209,749,164	209,749
Fidelity Securities Lending Cash Central Fund, 2.86% (b)(c)	41,386,825	41,387
TOTAL MONEY MARKET FUNDS (Cost $251,136)		251,136
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $7,021,334)		7,101,437
NET OTHER ASSETS - (1.0)%		(68,834)
NET ASSETS - 100%		$ 7,032,603
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Affiliated company
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
24/7 Real Media, Inc.	$ 6,713	$ 7,257	$ 10,999	$ -	$ -
Carrier Access Corp.	-	19,282	3,383	-	-
eDiets.com, Inc.	3,208	-	4,628	-	-
Homestore, Inc.	27,581	16,819	35,800	-	-
Portalplayer, Inc.	-	37,346	130	-	29,494
Redback Networks, Inc.	15,289	-	13,429	-	-
Rush Enterprises, Inc. Class A	-	18,460	21,816	-	-
Time Warner Telecom, Inc. Class A	32,301	166	28,716	-	-
Top Tankers, Inc.	1,987	22,221	-	716	27,559
WatchGuard Technologies, Inc.	6,848	4,362	8,688	-	-
Wet Seal, Inc. Class A	7,768	-	2,746	-	-
Total	$ 101,695	$ 125,913	$ 130,335	$ 716	$ 57,053
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $7,045,860,000. Net unrealized appreciation aggregated $55,577,000, of which $732,050,000 related to appreciated investment securities and $676,473,000 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Real Estate Income Fund

April 30, 2005

1.800347.101

REI-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 15.7%
	Shares		Value
CONSUMER DISCRETIONARY - 0.4%
Household Durables - 0.4%
KB Home	22,400		$ 1,276,800
Ryland Group, Inc.	19,000		1,166,600
			2,443,400
FINANCIALS - 15.3%
Real Estate - 15.3%
Acadia Realty Trust (SBI)	190,300		3,054,315
AMB Property Corp. (SBI)	22,000		857,780
American Campus Communities, Inc.	27,000		566,460
American Financial Realty Trust (SBI)	121,600		1,864,128
Anworth Mortgage Asset Corp.	221,500		2,066,595
Apartment Investment & Management Co. Class A	17,000		648,040
AvalonBay Communities, Inc.	18,900		1,360,800
Bimini Mortgage Management, Inc.	234,200		3,114,860
BNP Residential Properties, Inc.	10,400		164,216
Boston Properties, Inc.	29,200		1,940,924
Capital Lease Funding, Inc.	70,000		782,600
CarrAmerica Realty Corp.	35,000		1,156,400
Catellus Development Corp.	45,200		1,252,040
CenterPoint Properties Trust (SBI)	21,000		865,410
Duke Realty Corp.	77,000		2,356,200
Eagle Hospitality Properties Trust, Inc.	168,600		1,556,178
Education Realty Trust, Inc.	79,900		1,278,400
Equity Lifestyle Properties, Inc.	71,030		2,599,698
Equity Residential (SBI)	93,300		3,204,855
Federal Realty Investment Trust (SBI)	69,200		3,702,200
Fieldstone Investment Corp.	78,734		1,005,433
General Growth Properties, Inc.	125,740		4,917,691
Glenborough Realty Trust, Inc.	72,800		1,495,312
GMH Communities Trust	117,000		1,374,750
Health Care Property Investors, Inc.	11,500		294,860
Healthcare Realty Trust, Inc.	42,800		1,652,508
Highwoods Properties, Inc. (SBI)	22,000		618,860
HomeBanc Mortgage Corp., Georgia	227,000		1,983,980
Impac Mortgage Holdings, Inc.	37,700		690,664
Inland Real Estate Corp.	221,100		3,393,885
Innkeepers USA Trust (SBI)	97,000		1,287,190
Kimco Realty Corp.	61,700		3,417,563
Lexington Corporate Properties Trust	99,300		2,281,914
LTC Properties, Inc.	25,000		459,000
Luminent Mortgage Capital, Inc.	50,000		497,500
Common Stocks - continued
	Shares		Value
FINANCIALS - continued
Real Estate - continued
MeriStar Hospitality Corp. (a)	200,000		$ 1,370,000
MFA Mortgage Investments, Inc.	99,500		714,410
MortgageIT Holdings, Inc.	126,600		2,152,200
Nationwide Health Properties, Inc.	37,700		807,911
New Century Financial Corp.	18,000		818,100
Newcastle Investment Corp.	70,500		2,079,045
Origen Financial, Inc. (d)	100,000		729,000
Origen Financial, Inc.	70,600		514,674
Prentiss Properties Trust (SBI)	28,600		950,092
Redwood Trust, Inc.	17,000		852,040
Saxon Capital, Inc.	29,500		507,400
Simon Property Group, Inc.	50,004		3,303,764
Spirit Finance Corp. (d)	200,000		2,070,000
Spirit Finance Corp.	177,500		1,837,125
Sunstone Hotel Investors, Inc.	60,700		1,332,972
Thornburg Mortgage, Inc. (SBI)	10,000		299,600
Trizec Properties, Inc.	111,000		2,218,890
Trustreet Properties, Inc.	114,100		1,784,524
United Dominion Realty Trust, Inc. (SBI)	80,900		1,791,935
Ventas, Inc.	100,400		2,708,792
Vornado Realty Trust	40,500		3,096,225
W.P. Carey & Co. LLC	30,900		917,730
			92,619,638
TOTAL COMMON STOCKS (Cost $84,792,362)		95,063,038
Preferred Stocks - 31.1%

Convertible Preferred Stocks - 0.8%
FINANCIALS - 0.8%
Real Estate - 0.8%
Crescent Real Estate Equities Co. Series A, 6.75%	17,700		373,470
Equity Office Properties Trust Series B, 5.25%	74,000		3,725,160
Glenborough Realty Trust, Inc. Series A, 7.75%	38,330		981,248
			5,079,878
Preferred Stocks - continued
	Shares		Value
Nonconvertible Preferred Stocks - 30.3%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Hilton Hotels Corp. 8.00%	4,800		$ 123,792
FINANCIALS - 30.3%
Diversified Financial Services - 0.6%
Westcoast Hospitality Capital Trust 9.50%	135,000		3,543,750
Real Estate - 29.5%
Accredited Mortgage Loan Trust Series A, 9.75%	162,595		4,238,852
Affordable Residential Communties, Inc. Series A, 8.25%	184,000		4,600,000
Alexandria Real Estate Equities, Inc.:
Series B, 9.10%	101,200		2,655,488
Series C, 8.375%	25,000		665,000
American Home Mortgage Investment Corp.:
Series A, 9.375%	120,000		3,204,000
Series B, 9.25%	82,000		2,118,060
Annaly Mortgage Management, Inc. Series A, 7.875%	207,000		5,216,400
Anthracite Capital, Inc. Series C, 9.375%	46,000		1,196,000
Anworth Mortgage Asset Corp. Series A, 8.625%	186,727		4,668,175
Apartment Investment & Management Co.:
Series G, 9.375%	66,600		1,770,228
Series Q, 10.10%	82,490		2,168,662
Series R, 10.00%	96,800		2,571,976
Series T, 8.00%	204,400		5,171,320
Series U, 7.75%	48,812		1,216,883
Series V, 8.00%	40,000		1,016,000
Series Y, 7.875%	40,000		1,008,000
Ashford Hospitality Trust, Inc. Series A, 8.55%	100,000		2,620,000
Bedford Property Investors, Inc.:
Series A, 8.75% (d)	69,000		3,634,920
Series B, 7.625%	64,800		1,620,000
Brandywine Realty Trust Series C, 7.50%	10,000		251,500
Capital Automotive (REIT) 6.75%	163,000		4,029,360
CBL & Associates Properties, Inc.:
(depositary shares) Series C, 7.75%	28,600		751,036
Series B, 8.75%	60,000		3,201,000
Cedar Shopping Centers, Inc. 8.875%	110,000		2,909,500
CenterPoint Properties Trust Series D, 5.377%	4,100		4,079,500
Colonial Properties Trust:
(depositary shares) Series D, 8.125%	3,500		89,600
Series C, 9.25%	30,000		781,200
Series E, 7.62%	78,679		1,884,362
Preferred Stocks - continued
	Shares		Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate - continued
Commercial Net Lease Realty, Inc. Series A, 9.00%	19,200		$ 506,688
Cousins Properties, Inc.:
Series A, 7.75%	131,700		3,325,425
Series B, 7.50%	40,000		1,011,200
Crescent Real Estate Equities Co. Series B, 9.50%	3,900		102,960
CRT Properties, Inc. Series A, 8.50%	25,000		653,500
Developers Diversified Realty Corp. (depositary shares):
Class F, 8.60%	7,200		191,880
Class G, 8.00%	42,800		1,117,508
Digital Realty Trust, Inc. Series A, 8.50%	160,000		4,216,000
Duke Realty Corp. (depositary shares) Series B, 7.99%	73,700		3,917,155
Eastgroup Properties, Inc. Series D, 7.95%	103,900		2,742,960
Entertainment Properties Trust Series A 9.50%	40,000		1,078,800
Equity Inns, Inc. Series B, 8.75%	60,000		1,578,000
Equity Residential Series B, 9.125%	19,600		502,740
Federal Realty Investment Trust Series B, 8.50%	11,600		303,688
FelCor Lodging Trust, Inc. 8.00%	40,000		940,000
Glimcher Realty Trust:
Series F, 8.75%	62,000		1,621,300
Series G, 8.125%	127,000		3,229,610
Health Care REIT, Inc.:
Series D, 7.875%	30,000		765,900
Series F, 7.625%	36,700		928,510
Highwoods Properties, Inc.:
(depositary shares) Series D, 8.00%	36,300		911,130
Series A, 8.625%	214		211,325
Series B, 8.00%	37,500		946,500
Host Marriott Corp.:
Class B, 10.00%	22,300		561,960
Class C, 10.00%	8,500		222,785
Series E, 8.875%	40,000		1,084,000
HRPT Properties Trust:
Series A, 9.875%	11,500		297,735
Series B, 8.75%	29,700		788,832
Impac Mortgage Holdings, Inc. Series C, 9.125%	130,000		3,287,700
Innkeepers USA Trust Series C, 8.00%	67,400		1,707,242
iStar Financial, Inc.:
Series D, 8.00%	4,000		101,600
Series E, 7.875%	27,000		693,630
Preferred Stocks - continued
	Shares		Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate - continued
iStar Financial, Inc.: - continued
Series F, 7.80%	13,800		$ 355,488
Kilroy Realty Corp. Series E, 7.80%	44,000		1,111,000
La Quinta Properties, Inc. (depositary shares) Series A, 9.00%	10,000		257,500
LaSalle Hotel Properties:
Series A, 10.25%	178,200		4,855,950
Series B, 8.375%	19,400		522,830
Lexington Corporate Properties Trust Series B, 8.05%	124,500		3,152,340
LTC Properties, Inc. Series F, 8.00%	79,300		2,048,319
MFA Mortgage Investments, Inc. Series A, 8.50%	209,400		5,255,940
Mid-America Apartment Communities, Inc. Series H, 8.30%	127,800		3,343,248
Nationwide Health Properties, Inc. 7.677%	36,939		3,712,370
New Plan Excel Realty Trust (depositary shares) Series D, 7.80%	25,106		1,299,236
Newcastle Investment Corp. Series B, 9.75%	157,800		4,292,160
Omega Healthcare Investors, Inc.:
Series B, 8.625%	32,000		814,720
Series D, 8.375%	159,800		4,138,820
Parkway Properties, Inc. Series D, 8.00%	165,000		4,323,000
Prime Group Realty Trust Series B, 9.00%	60,000		1,596,000
ProLogis Series C, 8.54%	6,478		402,446
PS Business Parks, Inc.:
(depositary shares) Series F, 8.75%	21,500		564,375
(depositary shares) Series L, 7.60%	22,500		577,125
Series D, 9.50%	28,100		739,030
RAIT Investment Trust:
Series A, 7.75%	125,900		3,172,680
Series B, 8.375%	111,300		2,832,585
Realty Income Corp. 8.25%	76,800		2,111,232
Saul Centers, Inc. 8.00%	156,800		4,039,168
Simon Property Group, Inc.:
Series G, 7.89%	28,900		1,537,480
Series J, 8.375%	17,100		1,120,050
SNH Capital Trust I Series Z, 10.125%	43,300		1,143,986
Strategic Hotel Capital, Inc. 8.50% (d)	119,500		3,002,438
Taubman Centers, Inc. Series A, 8.30%	86,500		2,188,450
The Mills Corp.:
Series B, 9.00%	25,000		658,500
Series C, 9.00%	63,100		1,665,840
Preferred Stocks - continued
	Shares		Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate - continued
The Mills Corp.: - continued
Series E, 8.75%	44,100		$ 1,165,563
United Dominion Realty Trust, Inc. Series B, 8.60%	12,500		336,250
Winston Hotels, Inc. Series B, 8.00%	35,600		900,680
			178,122,084
Thrifts & Mortgage Finance - 0.2%
Fannie Mae 7.00%	20,000		1,120,000
TOTAL FINANCIALS			182,785,834
TOTAL NONCONVERTIBLE PREFERRED STOCKS			182,909,626
TOTAL PREFERRED STOCKS (Cost $183,779,250)		187,989,504
Nonconvertible Bonds - 25.5%
		Principal Amount
CONSUMER DISCRETIONARY - 3.8%
Hotels, Restaurants & Leisure - 1.5%
Felcor Lodging LP 9% 6/1/11 (e)		$ 1,000,000		1,067,500
Hilton Hotels Corp. 7.625% 5/15/08		1,680,000		1,818,600
HMH Properties, Inc. 7.875% 8/1/08		90,000		91,800
Host Marriott LP:
7% 8/15/12		1,500,000		1,511,250
7.125% 11/1/13		1,503,000		1,518,030
John Q. Hammons Hotels LP/John Q. Hammons Hotels Corp. III 8.875% 5/15/12		2,080,000		2,215,200
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14 (d)		1,000,000		955,000
				9,177,380
Household Durables - 2.3%
Beazer Homes USA, Inc. 8.375% 4/15/12		1,000,000		1,060,000
D.R. Horton, Inc.:
4.875% 1/15/10		1,000,000		965,000
9.375% 3/15/11		1,300,000		1,384,500
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		420,000		407,400
7.75% 5/15/13		1,500,000		1,545,000
Nonconvertible Bonds - continued
		Principal Amount		Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
KB Home:
5.875% 1/15/15		$ 1,000,000		$ 980,000
7.75% 2/1/10		1,000,000		1,040,000
Ryland Group, Inc. 9.125% 6/15/11		1,000,000		1,055,000
Standard Pacific Corp. 9.25% 4/15/12		2,100,000		2,320,500
WCI Communities, Inc.:
7.875% 10/1/13		370,000		368,150
9.125% 5/1/12		1,500,000		1,567,500
William Lyon Homes, Inc. 7.5% 2/15/14		1,000,000		900,000
				13,593,050
TOTAL CONSUMER DISCRETIONARY				22,770,430
FINANCIALS - 19.9%
Diversified Financial Services - 0.7%
Cohen Financial Capital Management LLC 9% 6/1/14 (i)		4,000,000		4,000,000
Real Estate - 19.2%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		1,490,889		1,587,796
AMB Property LP:
6.9% 6/30/15 (e)		1,200,000		1,206,670
7.2% 12/15/05		1,080,000		1,101,826
American Health Properties, Inc. 7.5% 1/15/07		1,000,000		1,043,213
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13 (d)		1,000,000		960,000
8.125% 6/1/12		3,190,000		3,221,900
Archstone-Smith Trust 5% 8/15/07		200,000		203,048
Arden Realty LP:
5.2% 9/1/11		500,000		502,784
7% 11/15/07		1,000,000		1,065,234
8.5% 11/15/10		1,000,000		1,171,319
Bay Apartment Communities, Inc. 6.625% 1/15/08		840,000		883,612
Brandywine Operating Partnership LP 4.5% 11/1/09		1,000,000		979,486
Camden Property Trust 4.375% 1/15/10		1,870,000		1,831,046
CarrAmerica Realty Corp.:
3.625% 4/1/09		1,000,000		958,779
5.25% 11/30/07		1,525,000		1,545,522
CB Richard Ellis Services, Inc. 9.75% 5/15/10		1,932,000		2,154,180
Nonconvertible Bonds - continued
		Principal Amount		Value
FINANCIALS - continued
Real Estate - continued
Colonial Properties Trust:
6.25% 6/15/14		$ 1,000,000		$ 1,051,455
7% 7/14/07		1,000,000		1,045,388
Commercial Net Lease Realty, Inc. 6.25% 6/15/14		500,000		521,188
Crescent Real Estate Equities LP 7.5% 9/15/07 (e)		1,500,000		1,507,500
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		2,000,000		2,100,000
Developers Diversified Realty Corp.:
4.625% 8/1/10		1,505,000		1,475,665
5% 5/3/10		1,000,000		999,017
6.625% 1/15/08		550,000		576,154
7.5% 7/15/18		200,000		228,095
Duke Realty LP:
5.25% 1/15/10		200,000		204,247
6.8% 2/12/09		1,500,000		1,613,622
EOP Operating LP:
3.7% 10/1/10 (e)		3,000,000		3,029,580
8.375% 3/15/06		1,000,000		1,037,958
Evans Withycombe Residential LP 7.625% 4/15/07		1,675,000		1,769,974
Federal Realty Investment Trust 6.125% 11/15/07		1,200,000		1,244,192
First Industrial LP:
5.25% 6/15/09		1,000,000		1,011,002
7.375% 3/15/11		2,100,000		2,328,404
7.6% 5/15/07		1,000,000		1,060,574
Gables Realty LP:
5.75% 7/15/07		2,000,000		2,055,666
7.25% 2/15/06		1,500,000		1,537,301
Health Care REIT, Inc.:
6% 11/15/13		1,000,000		1,017,867
7.5% 8/15/07		1,500,000		1,590,417
8% 9/12/12		1,450,000		1,676,844
Healthcare Realty Trust, Inc. 8.125% 5/1/11		2,790,000		3,239,678
Heritage Property Investment Trust, Inc. 4.5% 10/15/09		1,500,000		1,479,765
Highwoods/Forsyth LP:
7% 12/1/06		500,000		516,771
7.125% 2/1/08		950,000		1,001,563
7.5% 4/15/18		1,250,000		1,383,900
Hospitality Properties Trust 6.75% 2/15/13		1,610,000		1,753,670
HRPT Properties Trust 6.5% 1/15/13		200,000		216,299
Nonconvertible Bonds - continued
		Principal Amount		Value
FINANCIALS - continued
Real Estate - continued
iStar Financial, Inc.:
5.125% 4/1/11		$ 1,000,000		$ 985,560
6.5% 12/15/13		1,000,000		1,015,000
7% 3/15/08		1,800,000		1,901,250
Liberty Property LP 7.25% 8/15/07		1,500,000		1,584,078
Mack-Cali Realty LP 7.25% 3/15/09		100,000		108,684
MeriStar Hospitality Corp. 9% 1/15/08		4,000,000		4,020,000
MeriStar Hospitality Operating Partnership LP/MeriStar Hospitality Finance Corp. III 9.125% 1/15/11		750,000		768,750
Nationwide Health Properties, Inc. 8.25% 7/1/12		1,300,000		1,484,854
Omega Healthcare Investors, Inc. 7% 4/1/14		2,470,000		2,395,900
Post Apartment Homes LP:
5.125% 10/12/11		1,500,000		1,518,732
7.7% 12/20/10		2,500,000		2,822,783
Price Development Co. LP 7.29% 3/11/08		1,650,000		1,730,438
ProLogis 7.1% 4/15/08		775,000		832,972
Reckson Operating Partnership LP 7.75% 3/15/09		2,600,000		2,862,265
Security Capital Industrial Trust 7.95% 5/15/08		130,000		136,910
Senior Housing Properties Trust:
7.875% 4/15/15		585,000		612,788
8.625% 1/15/12		1,500,000		1,627,500
Shopping Center Associates 7.625% 5/15/05 (d)		1,500,000		1,501,608
Shurgard Storage Centers, Inc. 5.875% 3/15/13		1,000,000		1,015,678
Simon Property Group LP:
5.375% 8/28/08		550,000		563,453
7.125% 6/24/05		775,000		778,778
Tanger Properties LP 9.125% 2/15/08		300,000		325,500
The Rouse Co.:
3.625% 3/15/09		1,000,000		946,780
5.375% 11/26/13		2,000,000		1,953,722
7.2% 9/15/12		3,220,000		3,520,529
Thornburg Mortgage, Inc. 8% 5/15/13		3,000,000		3,030,000
Trustreet Properties, Inc. 7.5% 4/1/15 (d)		3,000,000		2,992,500
United Dominion Realty Trust:
5% 1/15/12		1,000,000		990,033
7.95% 7/12/06		2,200,000		2,285,142
United Dominion Realty Trust, Inc. 6.5% 6/15/09		325,000		346,584
Ventas Realty LP/Ventas Capital Corp.:
6.625% 10/15/14		1,670,000		1,636,600
8.75% 5/1/09		800,000		866,000
Nonconvertible Bonds - continued
		Principal Amount		Value
FINANCIALS - continued
Real Estate - continued
Ventas Realty LP/Ventas Capital Corp.: - continued
9% 5/1/12		$ 2,461,000		$ 2,744,015
Vornado Realty LP 4.5% 8/15/09		1,000,000		982,008
Vornado Realty Trust 5.625% 6/15/07		2,700,000		2,776,372
				116,353,937
TOTAL FINANCIALS				120,353,937
HEALTH CARE - 0.7%
Health Care Providers & Services - 0.7%
Beverly Enterprises, Inc. 7.875% 6/15/14		1,030,000		1,130,425
Extendicare Health Services, Inc. 6.875% 5/1/14		1,500,000		1,436,250
Genesis HealthCare Corp. 8% 10/15/13		1,820,000		1,920,100
				4,486,775
TELECOMMUNICATION SERVICES - 1.1%
Wireless Telecommunication Services - 1.1%
American Tower Corp. 7.125% 10/15/12		1,500,000		1,488,750
American Tower Escrow Corp. 0% 8/1/08 (c)		2,000,000		1,510,000
Crown Castle International Corp.:
Series B, 7.5% 12/1/13		1,250,000		1,337,500
9.375% 8/1/11		2,000,000		2,182,500
				6,518,750
TOTAL NONCONVERTIBLE BONDS (Cost $152,961,763)			154,129,892
Asset-Backed Securities - 1.3%

ABSC NIMS Trust:
Series 2003-HE4 Class A, 7% 8/17/33 (d)		195,266		195,608
Series 2003-HE5 Class A, 7% 8/17/33 (d)		133,367		133,700
Series 2003-HE7 Class A, 7% 12/15/33 (d)		265,768		266,765
Conseco Finance Securitizations Corp. Series 2000-4 Class A4, 7.73% 4/1/31		1,034,135		978,941
Countrywide Home Loans, Inc. Series 2004-11N Class N, 5.25% 4/25/36 (d)		525,029		523,007
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		850,000		936,775
Green Tree Financial Corp. Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179		1,518,318
Asset-Backed Securities - continued
		Principal Amount		Value
Home Equity Asset Trust Series 2003-6N Class A, 6.5% 3/27/34 (d)		$ 311,709		$ 312,098
Home Equity Asset Trust NIMS Trust Series 2003-2N Class A, 8% 9/27/33 (d)		1,439		1,439
Morgan Stanley Dean Witter Capital I Trust Series 2001-NC2 Class B1, 4.97% 1/25/32 (e)		96,689		96,567
Park Place NIMS Trust Series 2004-WCW1 Class NOTE, 5.65% 9/25/34 (d)		684,603		686,314
Park Place Securities NIM Trust Series 2004-WHQN2 Class A, 4% 2/25/35 (d)		896,443		895,099
Park Place Securities, Inc. Series 2004-WHQ2 Class M10, 5.52% 2/25/35 (d)(e)		1,500,000		1,339,080
TOTAL ASSET-BACKED SECURITIES (Cost $7,937,801)			7,883,711
Collateralized Mortgage Obligations - 2.2%

Private Sponsor - 2.0%
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (d)		221,950		205,382
Series 2002-R2 Class 2B3, 4.3139% 7/25/33 (d)(e)		277,889		176,286
Series 2003-40 Class B3, 4.5% 10/25/18		277,232		244,549
Series 2003-R2 Class B3, 5.5% 5/25/43 (d)		596,854		441,486
Series 2003-R3:
Class B2, 5.5% 11/25/33		1,888,450		1,609,904
Class B3, 5.5% 11/25/33		565,463		442,651
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (e)		663,474		512,741
CS First Boston Mortgage Securities Corp. Series 2003-TFLA Class F, 3.37% 4/15/13 (d)(e)		2,000,000		1,992,636
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2002-A Class B10, 18.97% 10/10/34 (e)		555,316		583,082
Series 2003-B Class B9, 14.72% 7/10/35 (d)(e)		970,054		1,030,682
Series 2004-C Class B5, 4.12% 9/10/36 (e)		396,879		401,344
Series 2005-A Class B6, 4.85% 3/10/37 (d)(e)		1,997,726		1,997,726
Residential Funding Mortgage Securities I, Inc. Series 2002-S20 Class M3, 5.25% 12/25/17		89,536		84,731
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (d)		187,014		164,214
Resix Finance Ltd. floater:
Series 2003-D Class B8, 9.27% 12/10/35 (d)(e)		733,234		758,897
Collateralized Mortgage Obligations - continued
		Principal Amount		Value
Private Sponsor - continued
Resix Finance Ltd. floater: - continued
Series 2004-A Class B7, 7.02% 2/10/36 (d)(e)		$ 689,324		$ 703,111
Series 2004-B Class B7, 6.77% 2/10/36 (d)(e)		828,867		845,445
TOTAL PRIVATE SPONSOR				12,194,867
U.S. Government Agency - 0.2%
Fannie Mae REMIC Trust Series 2003-W1 Subordinate REMIC Pass-Through Certificate, Class B3, 5.75% 12/25/42		337,853		257,665
Fannie Mae REMIC Trust Series 2003-W4 Subordinate REMIC Pass-Through Certificate, Class 2B3, 4.494% 10/25/42 (d)(e)		85,096		54,860
Fannie Mae REMIC Trust Series 2003-W10 Subordinate REMIC Pass-Through Certificate, Class 2B3, 4.2538% 6/25/43 (e)		198,463		123,295
Fannie Mae REMIC Trust Series 2001-W3 Subordinate REMIC Pass-Through Certificate, Class B3, 7% 9/25/41		297,443		250,921
Fannie Mae REMIC Trust Series 2002-W1 Subordinate REMIC Pass-Through Certificate, Class 3B3, 4.2168% 2/25/42 (d)(e)		173,351		117,229
TOTAL U.S. GOVERNMENT AGENCY				803,970
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $12,870,377)			12,998,837
Commercial Mortgage Securities - 13.4%

Asset Securitization Corp. Series 1997-D4:
Class B1, 7.525% 4/14/29		2,500,000		2,836,818
Class B2, 7.525% 4/14/29		515,000		515,684
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWD, 6.947% 10/11/37 (d)		431,619		434,672
Class BWE, 7.226% 10/11/37 (d)		584,775		588,522
Class BWF, 7.55% 10/11/37 (d)		516,153		520,528
Class BWG, 8.155% 10/11/37 (d)		500,241		501,022
Class BWH, 9.073% 10/11/37 (d)		262,552		267,386
Class BWJ, 9.99% 10/11/37 (d)		431,619		438,412
Class BWK, 10.676% 10/11/37 (d)		339,130		346,467
Class BWL, 10.1596% 10/11/37 (d)		571,846		540,082
Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class A3, 3.2738% 11/15/15 (d)(e)		4,000,000		4,005,179
Series 2005-BOCA Class M, 5.0538% 12/15/16 (d)(e)		1,790,000		1,801,188
Commercial Mortgage Securities - continued
		Principal Amount		Value
Capital Trust RE CDO Ltd. floater Series 2005-1A Class D, 4.9261% 3/20/50 (d)(e)		$ 2,250,000		$ 2,250,000
Commercial Mortgage pass thru certificates:
floater Series 2004-CNL:
Class G, 3.9338% 9/15/14 (d)(e)		125,000		125,150
Class H, 4.0338% 9/15/14 (d)(e)		135,000		135,162
Series 2000-C1 Class G, 6.85% 8/15/33 (d)		1,480,000		1,546,304
CS First Boston Mortgage Securities Corp.:
floater Series 2004-HC1 Class E, 6.7038% 12/15/21 (d)(e)		2,000,000		1,999,886
Series 1998-C1 Class F, 6% 5/17/40 (d)		4,250,000		3,349,344
Series 1998-C2 Class F, 6.75% 11/11/30 (d)		2,000,000		2,143,229
Series 2003-TFLA Class AX, 0.23% 4/15/13 (d)(e)(g)		13,891,166		13,030
Series 2004-TF2A Class AX, 1.4955% 11/15/19 (d)(e)(g)		61,889,370		1,315,149
Series 2004-TFLA Class AX, 1.65% 2/15/14 (d)(e)(g)		50,396,586		551,238
DLJ Commercial Mortgage Corp. Series 1998-CF2 Class B3, 6.04% 11/12/31		2,000,000		2,019,365
EQI Financing Partnership I LP Series 1997-1 Class C, 7.58% 2/20/17 (d)		2,500,000		2,531,150
First Chicago/Lennar Trust I:
Series 1997-CHL1 Class E, 7.676% 4/29/39 (d)(e)		3,500,001		3,605,001
weighted average coupon Series 1997-CHL1 Class D, 7.676% 4/29/39 (d)(e)		1,750,000		1,810,156
Global Signal Trust Series 2004-1:
Class F, 8.08% 1/15/34 (d)(e)		2,860,000		2,911,069
Class G, 10% 1/15/34 (d)(e)		2,640,000		2,686,369
GMAC Commercial Mortgage Securities, Inc. Series 1997-C2 Class F, 6.75% 4/15/29 (e)		2,767,000		2,429,340
Greenwich Capital Commercial Funding Corp. floater:
Series 2003-FL1 Class MCH, 6.12% 7/5/18 (d)(e)		966,506		966,506
Series 2004-FL2A Class NMV, 4.62% 11/5/19 (d)(e)		1,991,020		1,993,509
J.P. Morgan Chase Commercial Mortgage Securities Corp. Series 2001-A:
Class G, 6% 10/15/32 (d)(e)		2,895,000		2,131,878
Class X, 1.7898% 10/15/32 (d)(e)(g)		20,916,060		937,956
J.P. Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		5,885,000		6,442,257
Series 1999-C7 Class F, 6% 10/15/35 (d)		350,000		361,729
Series 2000-BAT1 Class P, 10/15/32 (d)(h)		6,550,000		2,816,500
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-C4A Class F, 5.16% 7/11/15 (d)(e)		89,879		89,920
Commercial Mortgage Securities - continued
		Principal Amount		Value
LTC Commercial Mortgage pass thru certificates Series 1998-1:
Class D, 6.96% 5/28/30 (d)		$ 2,250,000		$ 2,302,910
Class E, 7.792% 5/28/30 (d)		2,020,000		2,031,836
Meristar Commercial Mortgage Trust Series 1999-C1:
Class C, 8.29% 3/3/16 (d)		1,500,000		1,666,391
Class X, 0.2154% 3/3/16 (d)(g)		36,650,000		301,333
Merrill Lynch Mortgage Investors, Inc. Series 2001-HRPA Class G, 6.778% 2/3/16 (d)		820,000		871,785
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 9/15/13		750,000		738,386
Class E, 7.983% 10/15/13		1,453,000		1,431,614
Class X, 7.4478% 1/15/18 (e)(g)		7,187,107		3,137,903
Morgan Stanley Capital I, Inc.:
Series 1997-C1 Class F, 6.85% 2/15/20 (d)		500,000		525,395
Series 1997-HF1 Class G, 6.86% 7/15/29 (d)		555,000		572,214
Series 1998-HF1 Class F, 7.18% 3/15/30 (d)		1,500,000		1,602,412
Nationslink Funding Corp. Series 1998-2 Class F, 7.105% 8/20/30 (d)		2,075,000		2,269,795
Nomura Asset Securities Corp. Series 1998-D6 Class B1, 6% 3/15/30 (d)		2,800,000		2,951,836
Trizechahn Office Properties Trust Series 2001-TZHA Class E4, 7.604% 5/15/16 (d)		790,000		868,043
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $77,393,228)			81,229,010
Floating Rate Loans - 3.2%

CONSUMER DISCRETIONARY - 0.5%
Hotels, Restaurants & Leisure - 0.5%
Wyndham International, Inc. term loan 7.6875% 6/30/06 (e)		2,720,214		2,720,214
FINANCIALS - 2.3%
Diversified Financial Services - 0.2%
Landsource Communication Development LLC Tranche B, term loan 5.5% 3/31/10 (e)		1,200,000		1,215,000
Real Estate - 2.1%
Apartment Investment & Management Co. term loan 4.75% 11/2/09 (e)		2,000,000		2,030,000
Crescent Real Estate Funding XII LP term loan 5.11% 1/12/06 (e)		1,826,216		1,830,781
Floating Rate Loans - continued
		Principal Amount		Value
FINANCIALS - continued
Real Estate - continued
General Growth Properties, Inc.:
Tranche A, term loan 5.11% 11/12/07 (e)		$ 2,987,027		$ 3,001,962
Tranche B, term loan 5.1% 11/12/08 (e)		1,496,636		1,505,990
LNR Property Corp. Tranche B, term loan 5.81% 2/3/08 (e)		3,919,880		3,934,580
Newkirk Master LP term loan 7.5644% 11/24/06 (e)		208,322		210,926
				12,514,239
TOTAL FINANCIALS				13,729,239
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
Beverly Enterprises, Inc. term loan 5.6486% 10/22/08 (e)		197,000		197,985
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
Escanaba Timber LLC term loan 7.75% 5/2/08 (e)		1,200,000		1,206,000
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
American Tower LP Tranche B, term loan 5.3891% 8/31/11 (e)		992,500		1,004,906
SpectraSite Communications, Inc. Tranche B, term loan 4.52% 5/19/12 (e)		448,875		453,364
				1,458,270
TOTAL FLOATING RATE LOANS (Cost $19,149,079)			19,311,708
Preferred Securities - 0.1%
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 19.5% 6/28/38 (d)(e) (Cost $590,000)		590,000		614,963
Fixed-Income Funds - 4.1%
		Shares		Value
Fidelity Ultra-Short Central Fund (f) (Cost $24,999,977)		251,145	$ 24,993,950
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 2.84% (b) (Cost $21,154,294)		21,154,294	21,154,294
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $585,628,131)			605,368,907
NET OTHER ASSETS - (0.1)%			(795,524)
NET ASSETS - 100%			$ 604,573,383
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the money market fund's holdings as of its most recent quarter end is available upon request.

(c) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $91,915,911 or 15.2% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete listing of the fixed-income central fund's holdings is provided at the end of this report.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(h) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,000,000 or 0.7% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Cohen Financial Capital Management LLC 9% 6/1/14	1/1/05	$ 4,000,000
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $585,629,962. Net unrealized appreciation aggregated $19,738,945, of which $26,006,482 related to appreciated investment securities and $6,267,537 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

The following is a complete listing of Investments for Fidelity's fixed-income central fund as of April 30, 2005 which is an investment of Fidelity Real Estate Income Fund.

Fidelity Ultra-Short Central Fund
Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.1%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.4%
DaimlerChrysler NA Holding Corp.:
3.45% 9/10/07 (e)	$ 16,665,000	$ 16,497,517
3.47% 5/24/06 (e)	4,700,000	4,703,929
		21,201,446
Media - 1.0%
AOL Time Warner, Inc. 5.625% 5/1/05	15,000,000	15,000,000
Continental Cablevision, Inc. 8.3% 5/15/06	8,000,000	8,341,448
Cox Communications, Inc. 3.55% 12/14/07 (b)(e)	12,140,000	12,211,080
Liberty Media Corp. 4.51% 9/17/06 (e)	17,000,000	17,201,620
Time Warner, Inc. 7.75% 6/15/05	7,500,000	7,536,743
		60,290,891
TOTAL CONSUMER DISCRETIONARY		81,492,337
FINANCIALS - 1.2%
Capital Markets - 0.2%
State Street Capital Trust II 3.2944% 2/15/08 (e)	10,000,000	10,031,700
Commercial Banks - 0.3%
Wells Fargo & Co. 3% 3/10/08 (e)	16,600,000	16,588,264
Consumer Finance - 0.5%
General Motors Acceptance Corp.:
4.3948% 10/20/05 (e)	14,765,000	14,733,063
4.75% 5/19/05 (e)	6,855,000	6,857,002
Household Finance Corp. 8% 5/9/05	11,000,000	11,007,315
		32,597,380
Real Estate - 0.0%
Regency Centers LP 7.125% 7/15/05	700,000	705,242
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp. 3.29% 4/11/07 (e)	11,025,000	11,026,918
TOTAL FINANCIALS		70,949,504
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.0%
British Telecommunications PLC 7.875% 12/15/05	18,145,000	18,599,623
Deutsche Telekom International Finance BV 8.25% 6/15/05	16,638,000	16,731,372
France Telecom SA 7.45% 3/1/06 (a)	5,600,000	5,762,047
GTE Corp. 6.36% 4/15/06	9,000,000	9,196,263
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Sprint Capital Corp. 4.78% 8/17/06	$ 6,000,000	$ 6,041,202
Telefonica Europe BV 7.35% 9/15/05	4,500,000	4,561,916
		60,892,423
Wireless Telecommunication Services - 0.1%
AT&T Wireless Services, Inc. 7.35% 3/1/06	5,500,000	5,659,049
TOTAL TELECOMMUNICATION SERVICES		66,551,472
UTILITIES - 0.4%
Electric Utilities - 0.2%
Pinnacle West Energy Corp. 3.63% 4/1/07 (b)(e)	12,800,000	12,793,958
Gas Utilities - 0.2%
NiSource Finance Corp. 7.625% 11/15/05	9,250,000	9,438,904
TOTAL UTILITIES		22,232,862
TOTAL NONCONVERTIBLE BONDS (Cost $241,607,358)		241,226,175
U.S. Government Agency Obligations - 2.5%

Fannie Mae:
1.55% 5/4/05	90,000,000	89,991,982
1.8% 5/27/05 (d)	60,000,000	59,945,100
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $150,000,004)		149,937,082
Asset-Backed Securities - 37.5%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 3.32% 7/25/34 (e)	9,019,681	9,019,255
Series 2004-3 Class 2A4, 3.32% 10/25/34 (e)	10,915,000	10,960,912
Series 2004-4:
Class A2D, 3.37% 1/25/35 (e)	3,986,475	3,997,856
Class M2, 4.37% 1/25/35 (e)	1,425,000	1,453,307
Class M3, 4.27% 1/25/35 (e)	550,000	567,437
Series 2005-1:
Class M1, 3.6% 4/25/35 (e)	11,280,000	11,294,252
Class M2, 3.71% 4/25/35 (e)	5,275,000	5,288,431
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.:
Series 2002-HE1:
Class A, 3.5% 6/25/32 (e)	$ 57,499	$ 57,506
Class M1, 3.66% 6/25/32 (e)	2,110,000	2,129,004
Series 2002-HE2 Class M1, 3.87% 8/25/32 (e)	21,525,000	21,631,682
Series 2003-FM1 Class M2, 4.87% 11/25/32 (e)	3,015,000	3,062,913
Series 2003-HS1:
Class M1, 3.71% 6/25/33 (e)	800,000	804,576
Class M2, 4.77% 6/25/33 (e)	856,000	872,891
Series 2003-NC1 Class M1, 3.8% 7/25/33 (e)	1,600,000	1,614,648
Series 2004-HE1:
Class M1, 3.62% 2/25/34 (e)	2,193,000	2,193,282
Class M2, 4.27% 2/25/34 (e)	2,475,000	2,476,025
Series 2004-OP1:
Class M1, 3.47% 4/25/34 (e)	4,420,000	4,424,363
Class M2, 3.52% 4/25/34 (e)	6,240,000	6,251,111
Series 2005-HE2:
Class M1, 3.54% 4/25/35 (e)	1,530,000	1,531,377
Class M2, 3.47% 4/25/35 (e)	1,803,000	1,803,000
Class M3, 3.42% 4/25/35 (e)	1,040,000	1,040,000
Class M4, 3.46% 4/25/35 (e)	1,340,000	1,340,576
Class M5, 3.47% 4/25/35 (e)	1,230,000	1,230,529
Series 2005-HE3:
Class A2A, 3.06% 5/25/35 (e)	8,735,000	8,735,000
Class A2B, 3.17% 5/25/35 (e)	4,370,000	4,370,000
Series 2005-SD1 Class A1, 3.42% 11/25/50 (e)	3,152,564	3,153,398
Aesop Funding II LLC Series 2005-1A Class A2, 3.05% 4/20/09 (b)(e)	8,800,000	8,785,920
American Express Credit Account Master Trust:
Series 2002-4 Class B, 3.2638% 2/15/08 (e)	10,000,000	10,004,126
Series 2002-6 Class B, 3.4038% 3/15/10 (e)	5,000,000	5,035,808
Series 2004-1 Class B, 3.2038% 9/15/11 (e)	5,775,000	5,799,717
Series 2004-C Class C, 3.4538% 2/15/12 (b)(e)	17,992,640	18,031,662
Series 2005-1 Class A, 2.9838% 10/15/12 (e)	15,455,000	15,455,000
AmeriCredit Automobile Receivables Trust:
Series 2002-EM Class A4A, 3.67% 6/8/09	25,000,000	24,976,583
Series 2003-AM:
Class A3B, 3.2406% 6/6/07 (e)	2,289,874	2,290,971
Class A4B, 3.3406% 11/6/09 (e)	12,400,000	12,454,447
Series 2003-BX Class A4B, 3.2506% 1/6/10 (e)	3,265,000	3,278,330
Series 2003-CF Class A3, 2.75% 10/9/07	17,500,000	17,451,847
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,563,550
Asset-Backed Securities - continued
	Principal Amount	Value
Ameriquest Mortgage Securities, Inc.:
Series 2002-3 Class M1, 3.42% 8/25/32 (e)	$ 3,740,753	$ 3,754,949
Series 2002-AR1 Class M2, 4.32% 9/25/32 (e)	1,698,000	1,700,237
Series 2003-1:
Class A2, 3.43% 2/25/33 (e)	960,511	962,994
Class M1, 3.92% 2/25/33 (e)	3,330,000	3,390,874
Series 2003-3:
Class M1, 3.82% 3/25/33 (e)	1,564,902	1,584,236
Class S, 5% 9/25/05 (f)	4,457,447	71,560
Series 2003-6:
Class AV3, 3.34% 8/25/33 (e)	737,620	737,836
Class M1, 3.78% 8/25/33 (e)	7,560,000	7,610,464
Class M2, 4.87% 5/25/33 (e)	2,750,000	2,801,797
Series 2003-AR1 Class M1, 3.73% 1/25/33 (e)	7,000,000	7,082,751
Series 2004-R2:
Class M1, 3.45% 4/25/34 (e)	1,230,000	1,229,941
Class M2, 3.5% 4/25/34 (e)	950,000	949,955
Class M3, 3.57% 4/25/34 (e)	3,500,000	3,499,832
Class M4, 4.07% 4/25/34 (e)	4,500,000	4,499,780
Series 2004-R9 Class A3, 3.34% 10/25/34 (e)	9,340,000	9,368,730
Series 2005-R1:
Class M1, 3.47% 3/25/35 (e)	5,710,000	5,712,189
Class M2, 3.5% 3/25/35 (e)	1,925,000	1,925,724
Series 2005-R2 Class M1, 3.47% 4/25/35 (e)	12,500,000	12,500,000
Amortizing Residential Collateral Trust:
Series 2002-BC3 Class A, 3.35% 6/25/32 (e)	2,629,663	2,639,945
Series 2002-BC6 Class M1, 3.77% 8/25/32 (e)	24,900,000	25,125,923
Series 2002-BC7:
Class M1, 3.65% 10/25/32 (e)	10,000,000	10,096,880
Class M2, 3.92% 10/25/32 (e)	5,575,000	5,617,777
Series 2003-BC1 Class M2, 4.12% 1/25/32 (e)	2,049,617	2,055,237
ARG Funding Corp.:
Series 2005-1A Class A2, 2.952% 4/20/09 (b)(e)	11,000,000	11,000,000
Series 2005-2A Class A2, 2.97% 5/20/09 (b)(e)	5,200,000	5,200,000
Argent Securities, Inc.:
Series 2003-W3 Class M2, 4.82% 9/25/33 (e)	20,000,000	20,659,184
Series 2003-W7 Class A2, 3.41% 3/1/34 (e)	5,524,422	5,536,989
Series 2004-W5 Class M1, 3.62% 4/25/34 (e)	3,960,000	3,964,743
Series 2004-W7:
Class M1, 3.57% 5/25/34 (e)	4,085,000	4,084,803
Class M2, 3.62% 5/25/34 (e)	3,320,000	3,319,840
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2002-HE2 Class M2, 4.0838% 8/15/32 (e)	978,000	981,157
Asset-Backed Securities - continued
	Principal Amount	Value
Asset Backed Securities Corp. Home Equity Loan Trust: - continued
Series 2003-HE2:
Class A2, 3.3338% 4/15/33 (e)	$ 2,113,033	$ 2,114,582
Class M1, 3.8538% 4/15/33 (e)	9,000,000	9,057,508
Series 2003-HE3:
Class M1, 3.7838% 6/15/33 (e)	2,185,000	2,202,389
Class M2, 4.9538% 6/15/33 (e)	10,000,000	10,249,478
Series 2003-HE4 Class M2, 4.9538% 8/15/33 (e)	5,695,000	5,823,648
Series 2003-HE5 Class A2A, 3.3138% 8/15/33 (e)	3,859,234	3,862,681
Series 2003-HE6 Class M1, 3.67% 11/25/33 (e)	3,475,000	3,501,425
Series 2004-HE3:
Class M1, 3.56% 6/25/34 (e)	1,450,000	1,450,440
Class M2, 4.14% 6/25/34 (e)	3,350,000	3,350,893
Series 2004-HE6 Class A2, 3.38% 6/25/34 (e)	21,097,293	21,144,334
Series 2005-HE2:
Class M1, 3.47% 3/25/35 (e)	8,250,000	8,267,322
Class M2, 3.52% 3/25/35 (e)	2,065,000	2,069,748
Bank One Issuance Trust:
Series 2002-B1 Class B1, 3.3338% 12/15/09 (e)	20,655,000	20,754,200
Series 2002-B2 Class B2, 3.2938% 5/15/08 (e)	15,000,000	15,006,119
Series 2002-B3 Class B, 3.3138% 8/15/08 (e)	14,500,000	14,513,069
Series 2002-C1 Class C1, 3.9138% 12/15/09 (e)	7,980,000	8,078,097
Series 2002-C2 Class C2, 3.9438% 5/15/08 (e)	35,785,000	35,883,212
Bayview Financial Acquisition Trust Series 2004-C Class A1, 3.27% 5/28/44 (e)	9,677,240	9,677,467
Bayview Financial Asset Trust Series 2000-F Class A, 3.35% 9/28/43 (e)	10,623,302	10,645,753
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 3.3% 2/28/44 (e)	6,466,458	6,489,044
Bear Stearns Asset Backed Securities I:
Series 2005-HE2:
Class M1, 3.52% 2/25/35 (e)	6,655,000	6,662,876
Class M2, 3.77% 2/25/35 (e)	2,430,000	2,434,608
Series 2005-HE5 Class 1A1, 3.31% 11/25/28 (c)(e)	12,075,000	12,075,000
Capital Auto Receivables Asset Trust:
Series 2002-5 Class B, 2.8% 4/15/08	3,633,457	3,608,361
Series 2003-1 Class B, 3.4238% 6/15/10 (b)(e)	7,116,746	7,140,352
Series 2003-2 Class B, 3.2338% 1/15/09 (e)	3,333,951	3,339,298
Capital One Auto Finance Trust:
Series 2003-A Class A4B, 3.2338% 1/15/10 (e)	9,630,000	9,659,860
Series 2004-B Class A4, 3.0638% 8/15/11 (e)	16,300,000	16,299,993
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Master Trust:
Series 1999-3 Class B, 3.4338% 9/15/09 (e)	$ 5,000,000	$ 5,005,867
Series 2001-1 Class B, 3.4638% 12/15/10 (e)	19,500,000	19,658,434
Series 2001-8A Class B, 3.5038% 8/17/09 (e)	9,585,000	9,644,489
Series 2002-4A Class B, 3.4538% 3/15/10 (e)	6,000,000	6,033,530
Capital One Multi-Asset Execution Trust:
Series 2002-B1 Class B1, 3.6338% 7/15/08 (e)	17,705,000	17,725,779
Series 2003-B1 Class B1, 4.1238% 2/17/09 (e)	15,470,000	15,609,518
Capital Trust Ltd. Series 2004-1:
Class A2, 3.44% 7/20/39 (b)(e)	2,968,000	2,968,000
Class B, 3.74% 7/20/39 (b)(e)	1,550,000	1,550,000
Class C, 4.09% 7/20/39 (b)(e)	1,994,000	1,994,000
CDC Mortgage Capital Trust:
Series 2001-HE1 Class M1, 4.05% 1/25/32 (e)	4,244,221	4,265,690
Series 2002-HE2 Class M1, 3.72% 1/25/33 (e)	9,999,980	10,043,354
Series 2002-HE3:
Class M1, 4.12% 3/25/33 (e)	21,499,948	21,854,618
Class M2, 5.27% 3/25/33 (e)	9,968,976	10,195,021
Series 2003-HE1:
Class M1, 3.92% 8/25/33 (e)	1,989,998	1,999,310
Class M2, 4.97% 8/25/33 (e)	4,369,996	4,438,752
Series 2003-HE2 Class A, 3.37% 10/25/33 (e)	3,405,270	3,417,561
Series 2003-HE3:
Class M1, 3.72% 11/25/33 (e)	2,254,989	2,277,351
Class M2, 4.77% 11/25/33 (e)	1,719,992	1,759,027
Series 2004-HE2 Class M2, 4.22% 7/26/34 (e)	2,345,000	2,344,883
Chase Credit Card Owner Trust:
Series 2001-6 Class B, 3.4338% 3/16/09 (e)	1,305,000	1,312,314
Series 2002-4 Class B, 3.2638% 10/15/07 (e)	12,000,000	12,001,374
Series 2002-6 Class B, 3.3038% 1/15/08 (e)	11,850,000	11,855,543
Series 2004-1 Class B, 3.1538% 5/15/09 (e)	4,105,000	4,104,199
Citibank Credit Card Issuance Trust:
Series 2000-C2 Class C2, 3.7906% 10/15/07 (e)	17,500,000	17,530,126
Series 2001-B2 Class B2, 2.93% 12/10/08 (e)	11,945,000	12,008,037
Series 2002-B1 Class B1, 3.39% 6/25/09 (e)	9,010,000	9,047,856
Series 2002-C1 Class C1, 3.76% 2/9/09 (e)	17,500,000	17,720,038
Series 2003-B1 Class B1, 3.25% 3/7/08 (e)	25,000,000	25,052,343
Series 2003-C1 Class C1, 3.69% 4/7/10 (e)	17,785,000	18,203,410
Citigroup Mortgage Loan Trust Series 2003-HE4 Class A, 3.43% 12/25/33 (b)(e)	8,707,614	8,708,517
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 3.45% 5/25/33 (e)	1,926,899	1,931,572
Series 2003-BC1 Class M2, 5.02% 9/25/32 (e)	11,065,000	11,220,056
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2003-SD3 Class A1, 3.44% 12/25/32 (b)(e)	$ 1,235,933	$ 1,243,025
Series 2004-2 Class M1, 3.52% 5/25/34 (e)	5,200,000	5,211,138
Series 2004-3:
Class 3A4, 3.27% 8/25/34 (e)	669,049	666,176
Class M1, 3.52% 6/25/34 (e)	1,475,000	1,476,373
Series 2004-4:
Class A, 3.39% 8/25/34 (e)	3,266,921	3,270,019
Class M1, 3.5% 7/25/34 (e)	3,650,000	3,663,804
Class M2, 3.55% 6/25/34 (e)	4,395,000	4,410,834
Series 2005-1:
Class 1AV2, 3.22% 5/25/35 (e)	8,780,000	8,780,000
Class M1, 3.44% 8/25/35 (e)	19,600,000	19,600,000
Class MV1, 3.42% 7/25/35 (e)	3,135,000	3,132,061
Class MV2, 3.46% 7/25/35 (e)	3,765,000	3,763,235
Class MV3, 3.5% 7/25/35 (e)	1,560,000	1,559,269
Series 2005-3 Class MV1, 3.44% 8/25/35 (e)	11,125,000	11,125,000
Series 2005-AB1 Class A2, 3.23% 8/25/35 (e)	17,520,000	17,525,475
CS First Boston Mortgage Securities Corp.:
Series 2003-8 Class A2, 3.41% 4/25/34 (e)	3,265,727	3,280,809
Series 2004-FRE1:
Class A2, 3.37% 4/25/34 (e)	3,857,201	3,857,023
Class M3, 3.67% 4/25/34 (e)	5,885,000	5,884,716
Discover Card Master Trust I Series 2003-4 Class B1, 3.2838% 5/16/11 (e)	8,155,000	8,203,261
Fannie Mae guaranteed REMIC pass thru certificates Series 2004-T5 Class AB3, 2.8394% 5/28/35 (e)	8,864,848	8,867,929
Fieldstone Mortgage Investment Corp.:
Series 2003-1:
Class M1, 3.7% 11/25/33 (e)	1,300,000	1,313,121
Class M2, 4.77% 11/25/33 (e)	700,000	720,960
Series 2004-1 Class M2, 4.12% 1/25/35 (e)	3,700,000	3,747,278
Series 2004-2 Class M2, 4.17% 7/25/34 (e)	9,890,000	9,889,518
First Franklin Mortgage Loan Asset Backed Certificates:
Series 2005-FF2 Class A2A, 2.96% 3/25/35 (e)	8,400,000	8,400,000
Series 2005-FF2 Class M6, 3.57% 3/25/35 (e)	6,950,000	6,950,000
First Franklin Mortgage Loan Trust Series 2004-FF2:
Class M3, 3.57% 3/25/34 (e)	400,000	401,577
Class M4, 3.92% 3/25/34 (e)	300,000	303,158
Class M6, 4.27% 3/25/34 (e)	400,000	403,794
First USA Credit Card Master Trust Series 2001-4 Class B, 3.31% 1/12/09 (e)	15,000,000	15,042,665
Asset-Backed Securities - continued
	Principal Amount	Value
First USA Secured Note Trust Series 2001-3 Class C, 4.04% 11/19/08 (b)(e)	$ 11,580,000	$ 11,661,421
Ford Credit Auto Owner Trust Series 2003-B Class B2, 3.3838% 10/15/07 (e)	19,600,000	19,688,088
Fremont Home Loan Trust:
Series 2004-1:
Class 1A1, 3.24% 2/25/34 (e)	3,507,165	3,507,005
Class M1, 3.47% 2/25/34 (e)	750,000	749,964
Class M2, 3.52% 2/25/34 (e)	800,000	799,962
Series 2004-C Class 2A2, 3.57% 8/25/34 (e)	10,000,000	10,090,707
Series 2005-A:
Class 2A2, 3.26% 2/25/35 (e)	11,850,000	11,866,003
Class M1, 3.45% 1/25/35 (e)	1,603,000	1,604,865
Class M2, 3.48% 1/25/35 (e)	2,325,000	2,328,490
Class M3, 3.51% 1/25/35 (e)	1,250,000	1,252,312
Class M4, 3.7% 1/25/35 (e)	925,000	928,424
Class M5, 3.72% 1/25/35 (e)	925,000	928,748
Class M6, 3.8% 1/25/35 (e)	1,125,000	1,127,446
GE Business Loan Trust Series 2003-1 Class A, 3.3838% 4/15/31 (b)(e)	5,995,317	6,036,685
Gracechurch Card Funding PLC:
Series 5:
Class B, 3.8838% 8/15/08 (e)	1,520,000	1,521,712
Class C, 3.8838% 8/15/08 (e)	5,580,000	5,606,278
Series 6 Class B, 3.1438% 2/17/09 (e)	1,030,000	1,031,075
GSAMP Trust:
Series 2002-HE Class M1, 4.24% 11/20/32 (e)	3,017,000	3,077,782
Series 2002-NC1:
Class A2, 3.34% 7/25/32 (e)	866,997	876,628
Class M1, 3.66% 7/25/32 (e)	8,861,000	8,990,090
Series 2003-FM1 Class M1, 3.81% 3/20/33 (e)	15,000,000	15,197,616
Series 2004-FF3 Class M2, 4.16% 5/25/34 (e)	4,650,000	4,732,538
Series 2004-FM1:
Class M1, 3.67% 11/25/33 (e)	2,865,000	2,864,862
Class M2, 4.42% 11/25/33 (e)	1,975,000	2,010,087
Series 2004-FM2:
Class M1, 3.52% 1/25/34 (e)	3,500,000	3,499,832
Class M2, 4.12% 1/25/34 (e)	1,500,000	1,499,927
Class M3, 4.32% 1/25/34 (e)	1,500,000	1,499,926
Series 2004-HE1:
Class M1, 3.57% 5/25/34 (e)	4,045,000	4,044,805
Class M2, 4.17% 5/25/34 (e)	1,750,000	1,770,456
Class M3, 4.42% 5/25/34 (e)	1,250,000	1,270,611
Asset-Backed Securities - continued
	Principal Amount	Value
GSAMP Trust: - continued
Series 2005-FF2 Class M5, 3.5% 3/25/35 (e)	$ 3,500,000	$ 3,500,000
Series 2005-HE2 Class M, 3.45% 3/25/35 (e)	8,780,000	8,764,831
Series 2005-NC1 Class M1, 3.47% 2/25/35 (e)	9,010,000	9,021,581
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 4.17% 5/25/30 (c)(e)	14,000,000	13,983,439
Home Equity Asset Trust:
Series 2002-2 Class M1, 3.82% 6/25/32 (e)	10,000,000	10,033,700
Series 2002-3 Class A5, 3.46% 2/25/33 (e)	1,890,999	1,891,986
Series 2002-4:
Class A3, 3.5% 3/25/33 (e)	2,790,116	2,793,087
Class M2, 5.07% 3/25/33 (e)	1,850,000	1,878,562
Series 2002-5:
Class A3, 3.54% 5/25/33 (e)	4,052,809	4,079,035
Class M1, 4.22% 5/25/33 (e)	13,800,000	14,105,019
Series 2003-1:
Class A2, 3.49% 6/25/33 (e)	6,169,643	6,181,822
Class M1, 4.02% 6/25/33 (e)	5,700,000	5,734,767
Series 2003-2:
Class A2, 3.4% 8/25/33 (e)	354,701	356,165
Class M1, 3.9% 8/25/33 (e)	2,245,000	2,274,979
Series 2003-3:
Class A2, 3.38% 8/25/33 (e)	2,521,004	2,531,410
Class M1, 3.88% 8/25/33 (e)	8,185,000	8,284,311
Series 2003-4:
Class M1, 3.82% 10/25/33 (e)	3,415,000	3,447,260
Class M2, 4.92% 10/25/33 (e)	4,040,000	4,095,666
Series 2003-5:
Class A2, 3.37% 12/25/33 (e)	8,541,493	8,575,143
Class M1, 3.72% 12/25/33 (e)	3,175,000	3,203,432
Class M2, 4.75% 12/25/33 (e)	1,345,000	1,382,946
Series 2003-7 Class A2, 3.4% 3/25/34 (e)	4,163,244	4,173,012
Series 2004-2 Class A2, 3.31% 7/25/34 (e)	7,471,552	7,471,265
Series 2004-3:
Class M1, 3.59% 8/25/34 (e)	2,015,000	2,014,903
Class M2, 4.22% 8/25/34 (e)	2,200,000	2,199,892
Class M3, 4.47% 8/25/34 (e)	950,000	949,953
Series 2004-4 Class A2, 3.34% 10/25/34 (e)	10,005,758	10,045,356
Series 2004-6 Class A2, 3.37% 12/25/34 (e)	11,064,375	11,099,385
Series 2004-7 Class A3, 3.41% 1/25/35 (e)	3,345,418	3,362,587
Series 2005-1:
Class M1, 3.45% 5/25/35 (e)	9,705,000	9,712,375
Class M2, 3.47% 5/25/35 (e)	5,780,000	5,779,721
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2005-1:
Class M3, 3.52% 5/25/35 (e)	$ 5,825,000	$ 5,824,719
Series 2005-2:
Class 2A2, 3.22% 7/25/35 (e)	13,170,000	13,151,615
Class M1, 3.47% 7/25/35 (e)	10,085,000	10,084,950
Series 2005-3 Class M1, 3.47% 8/25/35 (e)	9,450,000	9,450,000
Household Affinity Credit Card Master Note Trust I Series 2003-3 Class B, 3.2438% 8/15/08 (e)	10,000,000	10,015,115
Household Credit Card Master Trust I Series 2002-1 Class B, 3.6038% 7/15/08 (e)	22,589,000	22,631,456
Household Home Equity Loan Trust:
Series 2002-2 Class A, 3.29% 4/20/32 (e)	3,414,440	3,419,549
Series 2002-3 Class A, 3.44% 7/20/32 (e)	2,738,511	2,743,110
Series 2003-1 Class M, 3.62% 10/20/32 (e)	911,396	912,798
Series 2003-2:
Class A, 3.32% 9/20/33 (e)	3,349,275	3,356,618
Class M, 3.57% 9/20/33 (e)	1,574,995	1,578,616
Series 2004-1 Class M, 3.51% 9/20/33 (e)	3,183,762	3,190,345
Household Mortgage Loan Trust:
Series 2003-HC1 Class M, 3.64% 2/20/33 (e)	2,099,070	2,108,691
Series 2004-HC1:
Class A, 3.34% 2/20/34 (e)	6,511,745	6,529,358
Class M, 3.49% 2/20/34 (e)	3,937,024	3,939,674
Household Private Label Credit Card Master Note Trust I:
Series 2002-1 Class B, 3.5038% 1/18/11 (e)	8,850,000	8,869,373
Series 2002-2:
Class A, 3.1238% 1/18/11 (e)	9,000,000	9,013,134
Class B, 3.5038% 1/18/11 (e)	14,275,000	14,366,807
Series 2002-3 Class B, 4.2038% 9/15/09 (e)	4,150,000	4,167,352
Ikon Receivables Funding LLC Series 2003-1 Class A3A, 3.1938% 12/17/07 (e)	4,058,866	4,060,076
IXIS Real Estate Capital Trust Series 2005-HE1:
Class A1, 3.27% 6/25/35 (e)	13,164,203	13,166,374
Class M1, 3.49% 6/25/35 (e)	4,100,000	4,099,801
Class M2, 3.51% 6/25/35 (e)	2,775,000	2,776,050
Class M3, 3.54% 6/25/35 (e)	1,975,000	1,976,577
Class M4, 3.72% 6/25/35 (e)	4,940,000	4,950,134
Class M5, 3.75% 6/25/35 (e)	3,020,000	3,026,175
Keycorp Student Loan Trust Series 1999-A Class A2, 3.42% 12/27/09 (e)	17,060,109	17,124,500
Long Beach Mortgage Loan Trust:
Series 2003-1 Class A2, 3.42% 3/25/33 (e)	58,440	58,461
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2003-2:
Class AV, 3.34% 6/25/33 (e)	$ 586,129	$ 586,624
Class M1, 3.84% 6/25/33 (e)	19,500,000	19,661,618
Series 2003-3 Class M1, 3.77% 7/25/33 (e)	7,770,000	7,842,331
Series 2004-2:
Class M1, 3.55% 6/25/34 (e)	4,275,000	4,285,859
Class M2, 4.1% 6/25/34 (e)	2,800,000	2,836,356
Series 2005-2 Class 2A2, 3.03% 4/25/35 (e)	12,000,000	12,000,000
MASTR Asset Backed Securities Trust:
Series 2003-NC1:
Class M1, 3.75% 4/25/33 (e)	3,500,000	3,530,299
Class M2, 4.87% 4/25/33 (e)	1,500,000	1,537,489
Series 2004-FRE1 Class M1, 3.57% 7/25/34 (e)	5,223,000	5,249,719
MBNA Asset Backed Note Trust Series 2000-K Class C, 3.7538% 3/17/08 (b)(e)	7,250,000	7,268,560
MBNA Credit Card Master Note Trust:
Series 2001-B1 Class B1, 3.3288% 10/15/08 (e)	30,000,000	30,056,580
Series 2001-B2 Class B2, 3.3138% 1/15/09 (e)	30,353,000	30,445,701
Series 2002-B2 Class B2, 3.3338% 10/15/09 (e)	20,000,000	20,099,864
Series 2002-B3 Class B3, 3.3538% 1/15/08 (e)	15,000,000	15,006,347
Series 2002-B4 Class B4, 3.4538% 3/15/10 (e)	14,800,000	14,931,199
Series 2003-B2 Class B2, 3.3438% 10/15/10 (e)	1,530,000	1,541,248
Series 2003-B3 Class B3, 3.3288% 1/18/11 (e)	1,130,000	1,135,915
Series 2003-B5 Class B5, 3.3238% 2/15/11 (e)	705,000	710,732
MBNA Master Credit Card Trust II:
Series 1998-E Class B, 3.4706% 9/15/10 (e)	7,800,000	7,849,889
Series 1998-G Class B, 3.3538% 2/17/09 (e)	20,000,000	20,051,362
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 3.52% 7/25/34 (e)	2,125,000	2,124,899
Class M2, 3.57% 7/25/34 (e)	375,000	374,982
Class M3, 3.97% 7/25/34 (e)	775,000	774,962
Class M4, 4.12% 7/25/34 (e)	525,000	524,974
Merrill Lynch Mortgage Investors, Inc. Series 2003-HE1 Class M1, 3.72% 7/25/34 (e)	2,321,000	2,336,634
Morgan Stanley ABS Capital I, Inc.:
Series 2002-NC6 Class M2, 5.12% 11/25/32 (e)	2,370,000	2,452,166
Series 2003-HE1 Class M2, 4.92% 5/25/33 (e)	6,185,000	6,261,301
Series 2003-NC5 Class M2, 5.02% 4/25/33 (e)	2,800,000	2,842,964
Series 2003-NC6 Class M2, 4.97% 6/27/33 (e)	12,835,000	13,196,866
Series 2003-NC7:
Class M1, 3.72% 6/25/33 (e)	1,785,000	1,793,061
Class M2, 4.87% 6/25/33 (e)	1,000,000	1,019,394
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2003-NC8 Class M1, 3.72% 9/25/33 (e)	$ 2,350,000	$ 2,369,260
Series 2004-HE6 Class A2, 3.36% 8/25/34 (e)	9,165,498	9,167,272
Series 2004-NC2 Class M1, 3.57% 12/25/33 (e)	2,595,000	2,607,836
Series 2004-NC6 Class A2, 3.36% 7/25/34 (e)	4,167,797	4,180,069
Series 2005-1:
Class M2, 3.49% 12/25/34 (e)	4,425,000	4,434,091
Class M3, 3.54% 12/25/34 (e)	4,000,000	4,006,475
Class M4, 3.72% 12/25/34 (e)	787,000	789,565
Series 2005-HE1:
Class A3B, 3.24% 12/25/34 (e)	3,885,000	3,890,834
Class M1, 3.47% 12/25/34 (e)	1,100,000	1,104,276
Class M2, 3.49% 12/25/34 (e)	2,970,000	2,991,811
Series 2005-HE2:
Class M1, 3.42% 1/25/35 (e)	2,665,000	2,665,000
Class M2, 3.46% 1/25/35 (e)	1,900,000	1,900,000
Series 2005-NC1:
Class M1, 3.46% 1/25/35 (e)	2,425,000	2,437,424
Class M2, 3.49% 1/25/35 (e)	2,425,000	2,430,034
Class M3, 3.53% 1/25/35 (e)	2,425,000	2,431,012
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1:
Class M1, 3.87% 2/25/32 (e)	1,510,288	1,520,488
Class M2, 4.42% 2/25/32 (e)	9,859,831	9,947,615
Series 2001-NC3 Class M2, 4.52% 10/25/31 (e)	3,122,543	3,144,289
Series 2001-NC4:
Class M1, 4.02% 1/25/32 (e)	3,827,881	3,849,824
Class M2, 4.67% 1/25/32 (e)	1,645,000	1,655,435
Series 2002-AM3 Class A3, 3.51% 2/25/33 (e)	2,058,485	2,063,347
Series 2002-HE1 Class M1, 3.62% 7/25/32 (e)	2,700,000	2,726,769
Series 2002-HE2:
Class M1, 3.72% 8/25/32 (e)	9,925,000	9,980,615
Class M2, 4.27% 8/25/32 (e)	1,550,000	1,560,588
Series 2002-NC3 Class A3, 3.36% 8/25/32 (e)	1,005,195	1,008,059
Series 2002-NC5 Class M3, 4.82% 10/25/32 (e)	920,000	940,519
Series 2002-OP1 Class M1, 3.77% 9/25/32 (e)	1,545,000	1,556,711
Series 2003-NC1:
Class M1, 4.07% 11/25/32 (e)	2,555,000	2,576,676
Class M2, 5.07% 11/25/32 (e)	1,880,000	1,903,613
New Century Home Equity Loan Trust:
Series 2003-2:
Class A2, 3.45% 1/25/33 (e)	865,114	865,812
Class M2, 5.02% 1/25/33 (e)	4,600,000	4,679,367
Asset-Backed Securities - continued
	Principal Amount	Value
New Century Home Equity Loan Trust: - continued
Series 2003-6 Class M1, 3.74% 1/25/34 (e)	$ 5,180,000	$ 5,220,884
Series 2005-1:
Class M1, 3.47% 3/25/35 (e)	4,395,000	4,416,887
Class M2, 3.5% 3/25/35 (e)	4,395,000	4,400,196
Class M3, 3.54% 3/25/35 (e)	2,120,000	2,125,062
Nissan Auto Lease Trust:
Series 2003-A Class A3A, 3.0938% 6/15/09 (e)	16,308,306	16,324,636
Series 2004-A Class A4A, 3.0238% 6/15/10 (e)	10,570,000	10,583,241
NovaStar Home Equity Loan Series 2004-1:
Class M1, 3.47% 6/25/34 (e)	1,450,000	1,451,157
Class M4, 3.995% 6/25/34 (e)	2,435,000	2,444,396
Ocala Funding LLC Series 2005-1A Class A, 4.49% 3/20/10 (b)(e)	3,675,000	3,675,000
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 3.65% 9/25/34 (e)	2,940,000	2,960,852
Class M2, 3.7% 9/25/34 (e)	1,755,000	1,768,378
Class M3, 4.27% 9/25/34 (e)	3,355,000	3,402,050
Class M4, 4.47% 9/25/34 (e)	4,700,000	4,779,392
Series 2004-WCW2 Class A2, 3.4% 10/25/34 (e)	10,042,694	10,084,587
Series 2005-WCH1:
Class A3B, 3.24% 1/25/35 (e)	2,775,000	2,781,319
Class M2, 3.54% 1/25/35 (e)	4,175,000	4,181,994
Class M3, 3.58% 1/25/35 (e)	3,290,000	3,299,630
Class M5, 3.9% 1/25/35 (e)	3,095,000	3,107,771
Class M6, 4% 1/25/35 (e)	2,320,000	2,323,723
Series 2005-WHQ2 Class M7, 4.3% 5/25/35 (e)	5,950,000	5,950,000
People's Choice Home Loan Securities Trust Series 2005-2:
Class A1, 3.15% 9/25/24 (e)	8,735,000	8,735,000
Class M4, 3.67% 5/25/35 (e)	6,000,000	6,000,000
Providian Gateway Master Trust Series 2002-B Class A, 3.6538% 6/15/09 (b)(e)	15,000,000	15,064,706
Residental Asset Securities Corp. Series 2005-KS4 Class M2, 3.62% 4/25/35 (c)(e)	1,040,000	1,040,000
Residential Asset Mortgage Products, Inc. Series 2004-RS10 Class MII2, 4.27% 10/25/34 (e)	5,500,000	5,575,235
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 3.42% 4/25/33 (e)	1,234,111	1,240,472
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 3.55% 3/25/35 (e)	4,415,000	4,408,789
Series 2004-2 Class MV1, 3.6% 8/25/35 (e)	4,495,000	4,513,103
Asset-Backed Securities - continued
	Principal Amount	Value
Sears Credit Account Master Trust II:
Series 2001-1 Class B, 3.3788% 2/15/10 (e)	$ 10,000,000	$ 9,982,574
Series 2002-4:
Class A, 3.0838% 8/18/09 (e)	27,000,000	27,009,018
Class B, 3.3788% 8/18/09 (e)	33,300,000	33,321,538
Series 2002-5 Class B, 4.2038% 11/17/09 (e)	30,000,000	30,117,177
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 3.54% 2/25/34 (e)	2,910,000	2,913,885
Specialty Underwriting & Residential Finance Series 2003-BC4 Class M1, 3.62% 11/25/34 (e)	1,810,000	1,821,247
Structured Asset Securities Corp. Series 2004-GEL1 Class A, 3.38% 2/25/34 (e)	1,205,735	1,205,679
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 3.4038% 3/15/11 (b)(e)	10,835,000	10,843,462
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 3.45% 9/25/34 (e)	3,835,586	3,858,865
Series 2003-6HE Class A1, 3.49% 11/25/33 (e)	2,185,254	2,190,522
Triad Auto Receivables Owner Trust Series 2002-A Class A3, 2.62% 2/12/07	953,643	953,306
TOTAL ASSET-BACKED SECURITIES (Cost $2,217,087,667)		2,227,005,840
Collateralized Mortgage Obligations - 18.1%

Private Sponsor - 14.5%
Adjustable Rate Mortgage Trust:
floater:
Series 2004-2 Class 7A3, 3.42% 2/25/35 (e)	10,878,975	10,911,763
Series 2004-4 Class 5A2, 3.42% 3/25/35 (e)	4,364,527	4,377,163
Series 2005-1 Class 5A2, 3.35% 5/25/35 (e)	7,255,982	7,268,455
Series 2005-2:
Class 6A2, 3.3% 6/25/35 (e)	3,433,052	3,436,807
Class 6M2, 3.5% 6/25/35 (e)	10,145,000	10,152,923
Series 2005-3 Class 8A2, 3.26% 7/25/35 (e)	21,522,015	21,631,304
Series 2005-4 Class 7A2, 3.2944% 8/25/35 (e)	9,810,000	9,810,000
Bear Stearns Alt-A Trust:
floater:
Series 2005-1 Class A1, 3.3% 1/25/35 (e)	22,520,030	22,520,030
Series 2005-2 Class 1A1, 3.27% 3/25/35 (e)	16,731,154	16,731,154
Series 2005-5 Class 1A1, 3.31% 6/25/35 (c)(e)	20,000,000	20,000,000
Countrywide Alternative Loan Trust planned amortization class Series 2003-5T2 Class A2, 3.42% 5/25/33 (e)	6,737,013	6,738,413
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Countrywide Home Loans, Inc. floater:
Series 2004-16 Class A1, 3.42% 9/25/34 (e)	$ 11,840,313	$ 11,829,170
Series 2005-1 Class 2A1, 3.31% 3/25/35 (e)	15,827,013	15,831,959
CS First Boston Mortgage Securities Corp.:
floater:
Series 2004-AR2 Class 6A1, 3.42% 3/25/34 (e)	6,496,852	6,493,797
Series 2004-AR3 Class 6A2, 3.39% 4/25/34 (e)	2,851,251	2,854,125
Series 2004-AR4 Class 5A2, 3.39% 5/25/34 (e)	2,575,485	2,573,918
Series 2004-AR5 Class 11A2, 3.39% 6/25/34 (e)	3,925,813	3,917,472
Series 2004-AR6 Class 9A2, 3.39% 10/25/34 (e)	4,884,395	4,889,329
Series 2004-AR7 Class 6A2, 3.4% 8/25/34 (e)	7,168,318	7,176,894
Series 2004-AR8 Class 8A2, 3.4% 9/25/34 (e)	5,681,094	5,690,673
Series 2003-TFLA Class F, 3.37% 4/15/13 (b)(e)	3,750,000	3,736,192
First Horizon Mortgage Passthru Trust floater Series 2004-FL1 Class 2A1, 3.0663% 12/25/34 (e)	5,742,202	5,736,990
Granite Master Issuer PLC floater Series 2005-1:
Class A3, 3.13% 12/21/24 (e)	5,300,000	5,299,172
Class B1, 3.18% 12/20/54 (e)	7,050,000	7,045,594
Class M1, 3.28% 12/20/54 (e)	5,300,000	5,296,688
Granite Mortgages PLC floater:
Series 2004-1:
Class 1B, 3.26% 3/20/44 (e)	1,415,000	1,415,453
Class 1C, 3.95% 3/20/44 (e)	4,075,000	4,095,375
Class 1M, 3.46% 3/20/44 (e)	1,875,000	1,877,681
Series 2004-2:
Class 1A2, 3.12% 6/20/28 (e)	6,500,000	6,500,152
Class 1B, 3.22% 6/20/44 (e)	1,230,000	1,230,480
Class 1C, 3.75% 6/20/44 (e)	4,475,000	4,486,537
Class 1M, 3.33% 6/20/44 (e)	3,285,000	3,287,310
Series 2004-3:
Class 1B, 3.21% 9/20/44 (e)	2,100,000	2,100,819
Class 1C, 3.64% 9/20/44 (e)	5,415,000	5,430,974
Class 1M, 3.32% 9/20/44 (e)	1,200,000	1,200,756
Harborview Mortgage Loan Trust Series 2005-2 Class 2A1A, 3.14% 5/19/35 (e)	12,001,376	12,001,376
Holmes Financing No. 7 PLC floater Series 2 Class M, 3.9406% 7/15/40 (e)	2,560,000	2,569,798
Holmes Financing No. 8 PLC floater Series 2:
Class A, 3.2206% 4/15/11 (e)	25,000,000	25,004,883
Class B, 3.1063% 7/15/40 (e)	2,695,000	2,695,844
Class C, 3.8606% 7/15/40 (e)	10,280,000	10,324,975
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Home Equity Asset Trust Series 2005-3 Class 2A1, 2.99% 8/25/35 (e)	$ 8,425,000	$ 8,419,734
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 3.47% 10/25/34 (e)	4,962,865	4,983,928
Impac CMB Trust:
floater:
Series 2004-11 Class 2A2, 3.39% 3/25/35 (e)	9,569,720	9,587,663
Series 2004-6 Class 1A2, 3.41% 10/25/34 (e)	4,062,087	4,057,781
Series 2005-1:
Class M1, 3.48% 4/25/35 (e)	3,455,458	3,457,618
Class M2, 3.52% 4/25/35 (e)	6,049,485	6,053,266
Class M3, 3.55% 4/25/35 (e)	1,484,387	1,485,025
Class M4, 3.77% 4/25/35 (e)	876,032	879,317
Class M5, 3.79% 4/25/35 (e)	876,032	878,769
Class M6, 3.84% 4/25/35 (e)	1,401,651	1,406,031
Series 2005-2 Class 1A2, 3.33% 4/25/35 (e)	13,928,216	13,928,216
Series 2005-3 Class A1, 3.26% 8/25/35 (e)	15,947,445	15,947,445
Series 2005-4 Class 1B1, 4.39% 6/25/35 (c)(e)	5,629,000	5,629,000
MASTR Adjustable Rate Mortgages Trust:
floater Series 2005-1 Class 1A1, 3.12% 3/25/35 (e)	15,704,488	15,704,488
Series 2004-6 Class 4A2, 4.1772% 7/25/34 (e)	5,969,000	5,956,586
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 3.41% 3/25/28 (e)	9,395,115	9,459,169
Series 2003-B Class A1, 3.36% 4/25/28 (e)	9,167,807	9,225,859
Series 2003-D Class A, 3.33% 8/25/28 (e)	8,749,659	8,773,423
Series 2003-E Class A2, 3.4425% 10/25/28 (e)	12,486,911	12,501,527
Series 2003-F Class A2, 3.7075% 10/25/28 (e)	14,957,642	14,983,179
Series 2004-A Class A2, 3.6175% 4/25/29 (e)	13,316,901	13,295,212
Series 2004-B Class A2, 2.8669% 6/25/29 (e)	10,914,115	10,894,788
Series 2004-C Class A2, 3.07% 7/25/29 (e)	15,331,987	15,296,055
Series 2004-D Class A2, 3.4725% 9/25/29 (e)	11,566,788	11,582,780
Series 2004-E:
Class A2B, 3.7275% 11/25/29 (e)	9,478,493	9,454,389
Class A2D, 3.9175% 11/25/29 (e)	2,204,301	2,203,908
Series 2004-G Class A2, 3.07% 11/25/29 (e)	4,641,793	4,637,622
Series 2005-A Class A2, 3.38% 2/25/30 (e)	11,851,581	11,839,000
Mortgage Asset Backed Securities Trust floater Series 2002-NC1:
Class A2, 3.46% 10/25/32 (e)	877,630	878,022
Class M1, 3.87% 10/25/32 (e)	5,000,000	5,027,494
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
MortgageIT Trust:
floater Series 2004-2:
Class A1, 3.39% 12/25/34 (e)	$ 5,242,566	$ 5,252,168
Class A2, 3.47% 12/25/34 (e)	7,092,329	7,137,775
Series 2005-2 Class 1A1, 3.22% 5/25/35 (e)	5,390,000	5,403,475
Permanent Financing No. 1 PLC floater Series 1 Class 2C, 3.64% 6/10/42 (e)	1,745,000	1,750,013
Permanent Financing No. 3 PLC floater Series 2 Class C, 3.51% 6/10/42 (e)	4,845,000	4,899,128
Permanent Financing No. 4 PLC floater Series 2 Class C, 3.18% 6/10/42 (e)	15,400,000	15,475,488
Permanent Financing No. 5 PLC floater:
Series 1 Class C, 2.96% 6/10/42 (e)	2,810,000	2,810,000
Series 2 Class C, 3.11% 6/10/42 (e)	4,215,000	4,237,394
Series 3 Class C, 3.28% 6/10/42 (e)	8,890,000	8,998,351
Permanent Financing No. 6 PLC floater Series 6:
Class 1C, 2.81% 6/10/42 (e)	4,000,000	4,000,625
Class 2C, 2.91% 6/10/42 (e)	5,350,000	5,348,537
Permanent Financing No. 7 PLC floater Series 7:
Class 1B, 3.1037% 6/10/42 (e)	2,000,000	2,000,000
Class 1C, 3.2937% 6/1/42 (e)	3,840,000	3,840,000
Class 2C, 3.3437% 6/10/42 (e)	8,065,000	8,065,000
Residential Asset Mortgage Products, Inc. sequential pay Series 2003-SL1 Class A31, 7.125% 4/25/31	5,246,958	5,379,394
Residential Finance LP/Residential Finance Development Corp. floater Series 2003-A:
Class B4, 4.57% 3/10/35 (b)(e)	5,518,272	5,601,046
Class B5, 5.12% 3/10/35 (b)(e)	5,710,893	5,844,210
Residential Funding Securities Corp.:
Series 2003-RP1 Class A1, 3.52% 11/25/34 (e)	3,780,825	3,796,044
Series 2003-RP2 Class A1, 3.47% 6/25/33 (b)(e)	4,485,688	4,501,612
Sequoia Mortgage Trust:
floater:
Series 2003-5 Class A2, 3.41% 9/20/33 (e)	12,857,317	12,853,221
Series 2003-7 Class A2, 2.885% 1/20/34 (e)	11,936,796	11,935,498
Series 2004-1 Class A, 3.2025% 2/20/34 (e)	7,474,764	7,457,591
Series 2004-10 Class A4, 2.5% 11/20/34 (e)	12,314,864	12,321,131
Series 2004-3 Class A, 3.5463% 5/20/34 (e)	12,763,217	12,699,829
Series 2004-4 Class A, 2.4613% 5/20/34 (e)	16,847,010	16,823,822
Series 2004-5 Class A3, 2.82% 6/20/34 (e)	10,884,219	10,884,219
Series 2004-6:
Class A3A, 3.0175% 6/20/35 (e)	9,831,271	9,840,126
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust: - continued
floater: - continued
Series 2004-6 Class A3B, 3.16% 7/20/34 (e)	$ 1,228,909	$ 1,231,239
Series 2004-7:
Class A3A, 3.2275% 8/20/34 (e)	8,865,072	8,847,042
Class A3B, 3.4525% 7/20/34 (e)	1,595,224	1,600,734
Series 2004-8 Class A2, 3.45% 9/20/34 (e)	16,085,942	16,094,169
Series 2005-1 Class A2, 3.1688% 2/20/35 (e)	8,226,207	8,226,207
Series 2005-2 Class A2, 3.36% 3/20/35 (e)	15,854,121	15,846,071
Series 2005-3 Class A1, 3.22% 5/20/35 (e)	9,950,000	9,950,000
Structured Asset Securities Corp. floater Series 2004-NP1 Class A, 3.42% 9/25/33 (b)(e)	3,072,550	3,074,456
Thornburg Mortgage Securities Trust floater Series 2004-3 Class A, 3.39% 9/25/34 (e)	24,082,955	24,144,997
WAMU Mortgage pass thru certificates Series 2005-AR6 Class 2A-1A, 3.26% 5/25/35 (e)	6,305,000	6,305,000
Wells Fargo Mortgage Backed Securities Trust Series 2004-M Class A3, 4.7118% 8/25/34 (e)	19,880,000	19,843,691
TOTAL PRIVATE SPONSOR		858,918,995
U.S. Government Agency - 3.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 3.47% 11/18/30 (e)	1,258,129	1,267,831
Series 2000-40 Class FA, 3.35% 7/25/30 (e)	2,767,704	2,779,965
Series 2002-89 Class F, 3.15% 1/25/33 (e)	4,130,294	4,136,274
target amortization class Series G94-2 Class D, 6.45% 1/25/24	5,261,306	5,414,067
Fannie Mae guaranteed REMIC pass thru certificates:
floater:
Series 2001-34 Class FR, 3.37% 8/18/31 (e)	2,701,085	2,710,140
Series 2001-44 Class FB, 3.15% 9/25/31 (e)	2,489,807	2,496,756
Series 2001-46 Class F, 3.37% 9/18/31 (e)	7,170,646	7,213,312
Series 2002-11 Class QF, 3.35% 3/25/32 (e)	5,053,034	5,093,047
Series 2002-36 Class FT, 3.35% 6/25/32 (e)	1,649,714	1,664,198
Series 2002-64 Class FE, 3.32% 10/18/32 (e)	2,461,965	2,448,146
Series 2002-65 Class FA, 3.15% 10/25/17 (e)	3,006,970	2,997,713
Series 2002-74 Class FV, 3.3% 11/25/32 (e)	9,150,849	9,219,548
Series 2003-11:
Class DF, 3.3% 2/25/33 (e)	3,639,255	3,665,308
Class EF, 3.3% 2/25/33 (e)	3,021,713	3,039,937
Series 2003-63 Class F1, 3.15% 11/25/27 (e)	6,878,668	6,882,101
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae guaranteed REMIC pass thru certificates: - continued
planned amortization class:
Series 1998-63 Class PG, 6% 3/25/27	$ 1,663,327	$ 1,665,403
Series 2001-56 Class KD, 6.5% 7/25/30	409,367	409,024
Series 2001-62 Class PG, 6.5% 10/25/30	6,174,011	6,210,115
Series 2001-76 Class UB, 5.5% 10/25/13	2,415,343	2,425,636
Series 2002-16 Class QD, 5.5% 6/25/14	487,197	490,641
Series 2002-28 Class PJ, 6.5% 3/25/31	6,776,484	6,800,158
Series 2002-8 Class PD, 6.5% 7/25/30	5,324,492	5,369,878
Series 2003-17 Class PQ, 4.5% 3/25/16	2,252,713	2,249,300
Freddie Mac:
floater Series 2510 Class FE, 3.3538% 10/15/32 (e)	6,502,234	6,540,854
planned amortization class:
Series 2091 Class PP, 6% 2/15/27	3,009,109	3,015,245
Series 2353 Class PC, 6.5% 9/15/15	1,915,557	1,925,462
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 3.1538% 7/15/31 (e)	5,671,822	5,678,223
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2474 Class FJ, 3.3038% 7/15/17 (e)	5,013,501	5,035,619
Series 2526 Class FC, 3.3538% 11/15/32 (e)	4,186,427	4,204,464
Series 2538 Class FB, 3.3538% 12/15/32 (e)	7,249,860	7,217,477
Series 2551 Class FH, 3.4038% 1/15/33 (e)	3,688,423	3,704,652
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	14,698,243	14,797,585
Series 2394 Class ND, 6% 6/15/27	2,724,320	2,740,683
Series 2395 Class PE, 6% 2/15/30	7,981,361	8,071,912
Series 2398 Class DK, 6.5% 1/15/31	623,431	626,043
Series 2410 Class ML, 6.5% 12/15/30	3,367,647	3,398,909
Series 2420 Class BE, 6.5% 12/15/30	4,472,450	4,505,809
Series 2443 Class TD, 6.5% 10/15/30	4,561,786	4,605,320
Series 2461 Class PG, 6.5% 1/15/31	4,124,646	4,181,925
Series 2466 Class EC, 6% 10/15/27	1,216,134	1,216,012
Series 2483 Class DC, 5.5% 7/15/14	5,100,050	5,119,550
Series 2490 Class PM, 6% 7/15/28	992,366	992,495
Series 2556 Class PM, 5.5% 2/15/16	2,832,613	2,835,842
Series 2557 Class MA, 4.5% 7/15/16	714,784	714,773
Series 2776 Class UJ, 4.5% 5/15/20 (f)	7,720,159	428,242
Series 2828 Class JA, 4.5% 1/15/10	11,880,000	11,964,031
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential pay:
Series 2430 Class ZE, 6.5% 8/15/27	$ 1,128,515	$ 1,131,641
Series 2480 Class QW, 5.75% 2/15/30	1,858,482	1,860,809
Ginnie Mae guaranteed REMIC pass thru securities floater:
Series 2001-46 Class FB, 3.32% 5/16/23 (e)	3,229,269	3,243,954
Series 2001-50 Class FV, 3.17% 9/16/27 (e)	9,873,450	9,870,926
Series 2002-24 Class FX, 3.52% 4/16/32 (e)	2,934,817	2,964,062
Series 2002-31 Class FW, 3.37% 6/16/31 (e)	4,009,628	4,032,127
Series 2002-5 Class KF, 3.37% 8/16/26 (e)	863,567	864,792
TOTAL U.S. GOVERNMENT AGENCY		214,137,936
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,073,784,666)		1,073,056,931
Commercial Mortgage Securities - 6.8%

1301 Avenue of The Americas Trust Series 2000-1301:
Class C, 6.944% 8/3/10 (b)(e)	5,025,000	5,073,575
Class D, 7.0373% 8/3/10 (b)(e)	6,695,000	6,760,766
Banc of America Large Loan, Inc. floater:
Series 2002-FL2A Class A2, 3.21% 9/8/14 (b)(e)	6,448,060	6,448,558
Series 2003-BBA2 Class A3, 3.2738% 11/15/15 (b)(e)	5,038,226	5,044,749
Series 2005-BOCA:
Class H, 3.9038% 12/15/16 (b)(e)	2,065,000	2,066,533
Class J, 4.0538% 12/15/16 (b)(e)	1,020,000	1,021,076
Class K, 4.3038% 12/15/16 (b)(e)	6,659,000	6,666,023
Bayview Commercial Asset Trust floater:
Series 2003-1 Class A, 3.6% 8/25/33 (b)(e)	7,041,809	7,099,024
Series 2003-2:
Class A, 3.6% 12/25/33 (b)(e)	14,423,693	14,558,915
Class M1, 3.87% 12/25/33 (b)(e)	2,347,224	2,383,166
Series 2004-1:
Class A, 3.38% 4/25/34 (b)(e)	6,726,500	6,721,770
Class B, 4.92% 4/25/34 (b)(e)	698,857	703,225
Class M1, 3.58% 4/25/34 (b)(e)	611,500	612,838
Class M2, 4.22% 4/25/34 (b)(e)	524,143	527,664
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2004-2:
Class A, 3.45% 8/25/34 (b)(e)	$ 6,555,231	$ 6,574,948
Class M1, 3.6% 8/25/34 (b)(e)	2,113,690	2,122,111
Series 2004-3:
Class A1, 3.39% 1/25/35 (b)(e)	6,746,706	6,759,233
Class A2, 3.44% 1/25/35 (b)(e)	937,694	939,434
Class M1, 3.52% 1/25/35 (b)(e)	1,124,451	1,125,697
Class M2, 4.02% 1/25/35 (b)(e)	733,338	735,601
Bear Stearns Commercial Mortgage Securities, Inc. floater:
Series 2003-BA1A:
Class A1, 3.23% 4/14/15 (b)(e)	2,326,041	2,325,992
Class JFCM, 4.55% 4/14/15 (b)(e)	1,344,296	1,351,603
Class JMM, 4.45% 4/14/15 (b)(e)	1,384,053	1,382,109
Class KFCM, 4.8% 4/14/15 (b)(e)	1,436,661	1,438,008
Class KMM, 4.7% 4/14/15 (b)(e)	1,253,767	1,253,166
Class LFCM, 5.2% 4/14/15 (b)(e)	1,601,905	1,603,407
Class MFCM, 5.5% 4/14/15 (b)(e)	2,218,251	2,220,331
Series 2003-WEST Class A, 3.47% 1/3/15 (b)(e)	12,977,819	13,012,310
Series 2004-BBA3 Class E, 3.6538% 6/15/17 (b)(e)	10,415,000	10,416,462
Series 2004-ESA Class A2, 3.29% 5/14/16 (b)(e)	6,565,000	6,579,379
Series 2004-HS2A:
Class E, 3.85% 1/14/16 (b)(e)	1,725,000	1,730,126
Class F, 4% 1/14/16 (b)(e)	1,125,000	1,128,341
Chase Commercial Mortgage Securities Corp. floater Series 2000-FL1A:
Class B, 3.37% 12/12/13 (b)(e)	896,672	896,905
Class C, 3.72% 12/12/13 (b)(e)	1,793,345	1,795,091
COMM floater:
Series 2001-FL5A Class E, 4.4538% 11/15/13 (b)(e)	3,205,357	3,204,338
Series 2002-FL6:
Class F, 4.4038% 6/14/14 (b)(e)	11,163,000	11,202,179
Class G, 4.8538% 6/14/14 (b)(e)	5,000,000	5,017,674
Series 2002-FL7 Class A2, 3.3038% 11/15/14 (b)(e)	942,949	943,324
Series 2003-FL9 Class B, 3.4538% 11/15/15 (b)(e)	12,821,545	12,851,908
Commercial Mortgage pass thru certificates floater:
Series 2004-CNL:
Class A2, 3.2538% 9/15/14 (b)(e)	3,570,000	3,574,303
Class G, 3.9338% 9/15/14 (b)(e)	1,345,000	1,346,612
Class H, 4.0338% 9/15/14 (b)(e)	1,430,000	1,431,712
Class J, 4.5538% 9/15/14 (b)(e)	490,000	490,584
Class K, 4.9538% 9/15/14 (b)(e)	770,000	770,914
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass thru certificates floater: - continued
Series 2004-CNL Class L, 5.1538% 9/15/14 (b)(e)	$ 625,000	$ 624,899
Series 2004-HTL1:
Class B, 3.4038% 7/15/16 (b)(e)	501,320	501,784
Class D, 3.5038% 7/15/16 (b)(e)	1,139,116	1,139,355
Class E, 3.7038% 7/15/16 (b)(e)	815,391	815,803
Class F, 3.7538% 7/15/16 (b)(e)	862,895	863,598
Class H, 4.2538% 7/15/16 (b)(e)	2,501,991	2,504,620
Class J, 4.4038% 7/15/16 (b)(e)	961,742	962,751
Class K, 5.3038% 7/15/16 (b)(e)	1,082,578	1,082,415
Commercial Mortgage Pass-Through Certificates floater Series 2005-F10A:
Class B, 3.1838% 4/15/17 (b)(e)	7,080,000	7,080,000
Class C, 3.2238% 4/15/17 (b)(e)	3,006,000	3,006,000
Class D, 3.2638% 4/15/17 (b)(e)	2,440,000	2,440,000
Class E, 3.3238% 4/15/17 (b)(e)	1,821,000	1,821,000
Class F, 3.3638% 4/15/17 (b)(e)	1,035,000	1,035,000
Class G, 3.5038% 4/15/17 (b)(e)	1,035,000	1,035,000
Class H, 3.5738% 4/15/17 (b)(e)	1,035,000	1,035,000
Class I, 3.8038% 4/15/17 (b)(e)	335,000	335,000
Class MOA3, 3.2538% 3/15/20 (b)(e)	4,590,000	4,590,000
CS First Boston Mortgage Securities Corp.:
floater:
Series 2001-TFLA Class G, 4.7038% 12/15/11 (b)(e)	3,720,000	3,692,562
Series 2002-TFLA Class C, 3.3938% 11/18/12 (b)(e)	3,675,000	3,686,490
Series 2003-TF2A Class A2, 3.2738% 11/15/14 (b)(e)	9,500,000	9,506,364
Series 2004-FL1 Class B, 3.4038% 5/15/14 (b)(e)	11,230,000	11,237,698
Series 2004-HC1:
Class A2, 3.4538% 12/15/21 (b)(e)	1,475,000	1,474,916
Class B, 3.7038% 12/15/21 (b)(e)	3,835,000	3,834,781
Series 2004-TFL1:
Class A2, 3.1438% 2/15/14 (b)(e)	7,005,000	7,008,398
Class E, 3.5038% 2/15/14 (b)(e)	2,800,000	2,805,485
Class F, 3.5538% 2/15/14 (b)(e)	2,325,000	2,330,298
Class G, 3.8038% 2/15/14 (b)(e)	1,875,000	1,879,293
Class H, 4.0538% 2/15/14 (b)(e)	1,400,000	1,406,013
Class J, 4.3538% 2/15/14 (b)(e)	750,000	753,812
Series 2005-TFLA:
Class C, 3.1938% 2/15/20 (b)(e)	5,650,000	5,649,989
Commercial Mortgage Securities - continued
	Principal Amount	Value
CS First Boston Mortgage Securities Corp.: - continued
Series 2005-TFLA: - continued
Class E, 3.2838% 2/15/20 (b)(e)	$ 2,055,000	$ 2,054,996
Class F, 3.3338% 2/15/20 (b)(e)	1,745,000	1,744,997
Class G, 3.4738% 2/15/20 (b)(e)	505,000	504,999
Class H, 3.7038% 2/15/20 (b)(e)	715,000	714,999
sequential pay:
Series 1997-C2 Class A2, 6.52% 1/17/35	585,368	594,542
Series 2003-TFLA Class A2, 3.3238% 4/15/13 (b)(e)	7,205,000	7,216,491
Series 2003-TFLA Class G, 3.37% 4/15/13 (b)(e)	2,095,000	2,036,149
GMAC Commercial Mortgage Securities, Inc. floater Series 2001-FL1A Class E, 3.76% 2/11/11 (b)(e)	500,000	499,317
Greenwich Capital Commercial Funding Corp. floater Series 2003-FL1 Class MCH, 6.12% 7/5/18 (b)(e)	2,113,426	2,113,426
ISTAR Asset Receivables Trust floater Series 2002-1A Class A2, 3.23% 5/28/20 (b)(e)	2,896,279	2,896,653
John Hancock Tower Mortgage Trust floater Series 2003-C5A Class B, 5.0785% 4/10/15 (b)(e)	8,245,000	8,150,339
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-C4A:
Class F, 5.16% 7/11/15 (b)(e)	813,387	813,758
Class H, 5.91% 7/11/15 (b)(e)	8,267,264	8,306,017
Series 2003-LLFA:
Class A2, 3.34% 12/16/14 (b)(e)	11,700,000	11,712,396
Class B, 3.55% 12/16/14 (b)(e)	4,615,000	4,630,942
Class C, 3.65% 12/16/14 (b)(e)	4,982,000	5,003,555
Morgan Stanley Dean Witter Capital I Trust floater:
Series 2001-XLF:
Class A2, 3.42% 10/7/13 (b)(e)	3,489,876	3,492,074
Class D, 4.39% 10/7/13 (b)(e)	1,172,220	1,173,307
Class F, 4.81% 10/7/13 (b)(e)	6,431,229	6,332,985
Class G1, 5.62% 10/7/13 (b)(e)	6,000,000	6,000,000
Series 2002-XLF Class F, 5.02% 8/5/14 (b)(e)	7,793,922	7,871,958
Salomon Brothers Mortgage Securities VII, Inc.:
floater:
Series 2001-CDCA:
Class C, 3.7538% 2/15/13 (b)(e)	10,495,000	10,162,324
Class D, 3.7538% 2/15/13 (b)(e)	4,000,000	3,822,620
Series 2003-CDCA:
Class HEXB, 4.8538% 2/15/15 (b)(e)	770,000	770,939
Class JEXB, 5.0538% 2/15/15 (b)(e)	1,300,000	1,301,586
Class KEXB, 5.4538% 2/15/15 (b)(e)	960,000	961,171
Commercial Mortgage Securities - continued
	Principal Amount	Value
Salomon Brothers Mortgage Securities VII, Inc.: - continued
Series 2000-NL1 Class E, 6.8148% 10/15/30 (b)(e)	$ 4,054,262	$ 4,076,835
SDG Macerich Properties LP floater Series 2000-1 Class A3, 3.2938% 5/15/09 (b)(e)	18,000,000	18,012,870
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 3.5% 3/24/18 (b)(e)	7,702,080	7,702,080
Wachovia Bank Commercial Mortgage Trust floater:
Series 2004-WHL3:
Class A2, 3.1338% 3/15/14 (b)(e)	3,510,000	3,512,120
Class E, 3.4538% 3/15/14 (b)(e)	2,190,000	2,194,299
Class F, 3.5038% 3/15/14 (b)(e)	1,755,000	1,758,368
Class G, 3.7338% 3/15/14 (b)(e)	875,000	877,552
Series 2005-WL5A:
Class KHP1, 3.3038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP2, 3.5038% 1/15/18 (b)(e)	1,745,000	1,745,000
Class KHP3, 3.8038% 1/15/18 (b)(e)	2,060,000	2,060,000
Class KHP4, 3.9038% 1/15/18 (b)(e)	1,600,000	1,600,000
Class KHP5, 4.1038% 1/15/18 (b)(e)	1,855,000	1,855,000
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $405,686,044)		406,071,672
Cash Equivalents - 32.0%
	Maturity Amount	Value
Investments in repurchase agreements (Collateralized by U.S. Government Obligations, in a joint trading account at 2.96%, dated 4/29/05 due 5/2/05) (h)	$ 1,417,820,978	$ 1,417,471,000
With:
Goldman Sachs & Co. at 3.1%, dated 3/23/05 due 5/24/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,149,367,925, 0.08%- 6.38%, 1/15/10 - 7/25/44) (e)(g)	266,414,785	264,995,575
Morgan Stanley & Co. at 3.08%, dated 4/29/05 due 5/2/05 (Collateralized by Mortgage Loan Obligations with principal amounts of $1,049,702,241, 0.32%- 10.75%, 12/1/09 - 7/5/35)	215,055,183	215,000,000
TOTAL CASH EQUIVALENTS (Cost $1,897,471,000)		1,897,466,575
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,985,636,739)		5,994,764,275
NET OTHER ASSETS - (1.0)%		(58,830,681)
NET ASSETS - 100%		$ 5,935,933,594
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
69 Eurodollar 90 Day Index Contracts	Dec. 2005	$ 68,321,212	$ (25,254)
32 Eurodollar 90 Day Index Contracts	March 2006	31,675,200	(16,046)
16 Eurodollar 90 Day Index Contracts	June 2006	15,833,200	(12,414)
11 Eurodollar 90 Day Index Contracts	Sept. 2006	10,882,850	(6,519)
10 Eurodollar 90 Day Index Contracts	Dec. 2006	9,891,625	(6,040)
9 Eurodollar 90 Day Index Contracts	March 2007	8,901,900	(5,661)
8 Eurodollar 90 Day Index Contracts	June 2007	7,912,100	(5,332)
7 Eurodollar 90 Day Index Contracts	Sept. 2007	6,922,563	(5,015)
6 Eurodollar 90 Day Index Contracts	Dec. 2007	5,932,950	(4,449)
6 Eurodollar 90 Day Index Contracts	March 2008	5,932,650	(4,674)
TOTAL EURODOLLAR CONTRACTS		$ 172,206,250	$ (91,404)
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swap

Receive from Citibank, upon default event of DaimlerCrystler NA Holding Corp., par value of the notional amount of DaimlerCrystler NA Holding Corp. 7.2% 9/1/09, and pay quarterly notional amount multiplied by .8%

	June 2007	$ 14,000,000	$ (13,805)
Receive quarterly notional amount multiplied by 1.12% and pay Morgan Stanley, Inc. upon default of Comcast Cable Communications, Inc., par value of the notional amount of Comcast Cable Communications, Inc. 6.75% 1/30/11	June 2006	10,000,000	127,570
		$ 24,000,000	$ 113,765
Legend
(a) Debt obligation initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $574,410,994 or 9.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,998,170.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages. Principal shown is the par amount of the mortgage pool.
(g) The maturity amount is based on the rate at period end.
(h) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value
$1,417,471,000 due 5/2/05 at 2.96%
Banc of America Securities LLC	$ 216,704,391
Bank of America, National Association	92,277,933
Barclays Capital Inc.	369,111,735
Bear Stearns & Co. Inc.	57,673,708
Countrywide Securities Corporation	92,277,933
Credit Suisse First Boston LLC	46,138,967
Repurchase Agreement/ Counterparty	Value
J.P. Morgan Securities, Inc.	$ 23,069,483
Lehman Brothers Inc..	46,138,967
Morgan Stanley & Co. Incorporated.	266,452,533
UBS Securities LLC	207,625,350
$ 1,417,471,000
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $5,984,936,997. Net unrealized appreciation aggregated $9,827,278, of which $14,386,475 related to appreciated investment securities and $4,559,197 related to depreciated investment securities.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Small Cap
Growth Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2005

Class A, Class T, Class B, Class C and
Institutional Class are classes of
Fidelity® Small Cap Growth Fund.

1.817157.100

ASCP-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CONSUMER DISCRETIONARY - 21.6%
Hotels, Restaurants & Leisure - 4.6%
CEC Entertainment, Inc. (a)	32,600	$ 1,180,120
Century Casinos, Inc. (a)	18,103	130,704
Ctrip.com International Ltd. ADR (a)	30,100	1,320,788
Domino's Pizza, Inc.	65,300	1,185,848
Papa John's International, Inc. (a)	46,800	1,604,304
		5,421,764
Household Durables - 2.6%
Interface, Inc. Class A (a)	74,200	445,200
Lifetime Hoan Corp.	82,200	1,385,892
Tempur-Pedic International, Inc. (a)	68,900	1,315,301
		3,146,393
Internet & Catalog Retail - 5.5%
Blue Nile, Inc.	56,000	1,409,520
Collegiate Pacific, Inc. (b)	580,800	5,169,120
		6,578,640
Leisure Equipment & Products - 1.3%
Escalade, Inc.	49,296	700,496
RC2 Corp. (a)	22,800	790,248
		1,490,744
Multiline Retail - 1.0%
Tuesday Morning Corp. (a)	44,300	1,163,318
Specialty Retail - 6.3%
Big 5 Sporting Goods Corp.	224,500	5,363,305
Pacific Sunwear of California, Inc. (a)	67,400	1,523,914
Steiner Leisure Ltd. (a)	21,100	632,262
		7,519,481
Textiles, Apparel & Luxury Goods - 0.3%
Lakeland Industries, Inc. (a)	23,034	313,032
TOTAL CONSUMER DISCRETIONARY		25,633,372
CONSUMER STAPLES - 1.5%
Food Products - 0.5%
Poore Brothers, Inc. (a)	204,757	644,985
Personal Products - 1.0%
NBTY, Inc. (a)	53,600	1,142,752
TOTAL CONSUMER STAPLES		1,787,737
Common Stocks - continued
	Shares	Value
ENERGY - 13.3%
Energy Equipment & Services - 3.3%
AKITA Drilling Ltd. Class A (non-vtg.)	32,000	$ 762,904
Hornbeck Offshore Services, Inc.	30,000	690,000
Oil States International, Inc. (a)	59,200	1,202,352
Pason Systems, Inc.	39,800	1,189,556
Superior Energy Services, Inc. (a)	5,300	78,864
		3,923,676
Oil & Gas - 10.0%
Blackrock Ventures, Inc. (a)	70,000	514,563
Denbury Resources, Inc. (a)	28,700	910,938
Encore Acquisition Co. (a)	19,200	705,024
Forest Oil Corp. (a)	34,000	1,310,020
GMX Resources, Inc. (a)	35,400	389,400
Holly Corp.	44,700	1,531,869
Mission Resources Corp. (a)	800	5,488
Quicksilver Resources, Inc. (a)	83,500	4,286,055
Range Resources Corp.	71,000	1,608,150
Thunder Energy, Inc. (a)	107,000	630,937
		11,892,444
TOTAL ENERGY		15,816,120
FINANCIALS - 7.3%
Commercial Banks - 1.6%
Cascade Bancorp	62,100	1,203,498
Center Financial Corp., California	37,600	749,744
		1,953,242
Insurance - 5.7%
Hilb Rogal & Hobbs Co.	30,300	1,060,803
IPC Holdings Ltd.	48,000	1,806,240
PXRE Group Ltd.	75,615	1,783,758
Specialty Underwriters' Alliance, Inc.	50,700	441,090
USI Holdings Corp. (a)	145,100	1,645,434
		6,737,325
TOTAL FINANCIALS		8,690,567
Common Stocks - continued
	Shares	Value
HEALTH CARE - 18.8%
Health Care Equipment & Supplies - 1.2%
Nutraceutical International Corp. (a)	60,900	$ 761,250
Regeneration Technologies, Inc. (a)	68,900	633,191
		1,394,441
Health Care Providers & Services - 17.6%
America Service Group, Inc. (a)	86,000	1,953,920
American Dental Partners, Inc. (a)	30,200	724,498
AmSurg Corp. (a)	111,400	2,884,146
Horizon Health Corp. (a)	3,700	151,626
ICON PLC sponsored ADR (a)	51,500	1,711,633
Medtox Scientific, Inc. (a)	24,000	162,000
Omnicare, Inc.	73,400	2,544,778
PainCare Holdings, Inc. (a)	470,900	1,831,801
Pediatrix Medical Group, Inc. (a)	92,300	6,284,705
Per-Se Technologies, Inc. (a)	46,400	721,984
VCA Antech, Inc. (a)	85,800	1,997,424
		20,968,515
TOTAL HEALTH CARE		22,362,956
INDUSTRIALS - 14.2%
Aerospace & Defense - 2.2%
BE Aerospace, Inc. (a)	26,000	315,640
DRS Technologies, Inc. (a)	5,800	256,650
SI International, Inc. (a)	88,700	1,999,298
		2,571,588
Building Products - 0.5%
Quixote Corp.	30,100	605,913
Commercial Services & Supplies - 8.1%
Career Education Corp. (a)	116,700	3,669,048
Corinthian Colleges, Inc. (a)	56,200	798,602
EVCI Career Colleges, Inc. (a)	591,691	3,455,475
Exponent, Inc. (a)	6,195	147,627
Home Solutions America, Inc. (a)	212,000	334,960
Learning Care Group, Inc. (a)	96,220	356,976
The Geo Group, Inc. (a)	31,600	829,816
		9,592,504
Construction & Engineering - 0.0%
Infrasource Services, Inc.	100	1,005
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 1.9%
A.O. Smith Corp.	7,200	$ 205,200
Genlyte Group, Inc. (a)	9,000	714,060
Global Power Equipment Group, Inc. (a)	100,000	906,000
XP Power PLC	50,000	386,258
		2,211,518
Machinery - 0.8%
Freightcar America, Inc.	30,000	582,300
The Weir Group PLC	20,000	115,685
Watts Water Technologies, Inc. Class A	7,500	234,375
		932,360
Marine - 0.4%
Alexander & Baldwin, Inc.	12,700	517,271
Road & Rail - 0.3%
P.A.M. Transportation Services, Inc. (a)	25,000	421,000
TOTAL INDUSTRIALS		16,853,159
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 1.6%
Avocent Corp. (a)	50,000	1,257,000
NETGEAR, Inc. (a)	8,900	143,557
Plantronics, Inc.	16,000	503,840
		1,904,397
Computers & Peripherals - 0.4%
iCAD, Inc. (a)	47,300	189,673
Mobility Electronics, Inc. (a)	35,000	271,600
		461,273
Electronic Equipment & Instruments - 2.6%
Aeroflex, Inc. (a)	25,700	203,801
Arrow Electronics, Inc. (a)	26,200	637,708
Measurement Specialties, Inc. (a)	46,500	1,031,370
ScanSource, Inc. (a)	27,500	1,271,875
		3,144,754
Internet Software & Services - 3.0%
Akamai Technologies, Inc. (a)	95,800	1,131,398
Homestore, Inc. (a)	205,000	401,800
iMergent, Inc. (a)	100,400	1,084,320
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
j2 Global Communications, Inc. (a)	24,900	$ 889,428
Vitria Technology, Inc. (a)	26,400	71,808
		3,578,754
IT Services - 3.1%
Lionbridge Technologies, Inc. (a)	682,146	2,899,121
Tyler Technologies, Inc. (a)	143,200	827,696
		3,726,817
Semiconductors & Semiconductor Equipment - 3.0%
ATMI, Inc. (a)	10,000	229,150
Axcelis Technologies, Inc. (a)	600	3,726
Cascade Microtech, Inc.	34,800	375,492
Fairchild Semiconductor International, Inc. (a)	700	9,415
FormFactor, Inc. (a)	9,000	205,560
Integrated Device Technology, Inc. (a)	34,300	367,010
Intersil Corp. Class A	30,000	523,800
Microsemi Corp. (a)	18,900	319,788
O2Micro International Ltd. (a)	97,200	1,002,132
Varian Semiconductor Equipment Associates, Inc. (a)	13,800	514,602
		3,550,675
Software - 3.9%
Blackbaud, Inc.	30,550	398,678
Bottomline Technologies, Inc. (a)	21,800	291,902
DATATRAK International, Inc. (a)	2,200	33,946
DATATRAK International, Inc. (a)(c)	10,000	154,300
DATATRAK International, Inc. warrants 12/31/49 (a)(c)	1,500	0
Moldflow Corp. (a)	48,300	617,274
MSC.Software Corp. (a)	27,300	289,380
Pervasive Software, Inc. (a)	1,200	5,544
Phase Forward, Inc.	524,252	2,830,961
		4,621,985
TOTAL INFORMATION TECHNOLOGY		20,988,655
MATERIALS - 1.0%
Metals & Mining - 0.8%
Apex Silver Mines Ltd. (a)	19,000	249,280
Goldcorp, Inc.	17,000	220,344
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Meridian Gold, Inc. (a)	17,000	$ 259,928
USEC, Inc.	20,000	263,000
		992,552
Paper & Forest Products - 0.2%
Sino-Forest Corp. (a)	74,041	190,641
TOTAL MATERIALS		1,183,193
TOTAL COMMON STOCKS (Cost $118,697,536)		113,315,759
Cash Equivalents - 7.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.86%, dated 4/29/05 due 5/2/05) (Cost $8,954,000)	$ 8,956,132	8,954,000
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $127,651,536)		122,269,759
NET OTHER ASSETS - (2.8)%		(3,378,067)
NET ASSETS - 100%		$ 118,891,692
Legend
(a) Non-income producing
(b) Affiliated company

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $154,300 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
DATATRAK International, Inc.	12/27/04	$ 95,000
DATATRAK International, Inc. warrants 12/31/49	12/27/04	$ 0
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Collegiate Pacific, Inc.	$ -	$ 7,098,636	$ 75,869	$ 16,570	$ 5,169,120
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $127,702,286. Net unrealized depreciation aggregated $5,432,527, of which $4,912,826 related to appreciated investment securities and $10,345,353 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap Growth Fund

April 30, 2005

1.815773.100

SCP-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.3%
	Shares	Value
CONSUMER DISCRETIONARY - 21.6%
Hotels, Restaurants & Leisure - 4.6%
CEC Entertainment, Inc. (a)	32,600	$ 1,180,120
Century Casinos, Inc. (a)	18,103	130,704
Ctrip.com International Ltd. ADR (a)	30,100	1,320,788
Domino's Pizza, Inc.	65,300	1,185,848
Papa John's International, Inc. (a)	46,800	1,604,304
		5,421,764
Household Durables - 2.6%
Interface, Inc. Class A (a)	74,200	445,200
Lifetime Hoan Corp.	82,200	1,385,892
Tempur-Pedic International, Inc. (a)	68,900	1,315,301
		3,146,393
Internet & Catalog Retail - 5.5%
Blue Nile, Inc.	56,000	1,409,520
Collegiate Pacific, Inc. (b)	580,800	5,169,120
		6,578,640
Leisure Equipment & Products - 1.3%
Escalade, Inc.	49,296	700,496
RC2 Corp. (a)	22,800	790,248
		1,490,744
Multiline Retail - 1.0%
Tuesday Morning Corp. (a)	44,300	1,163,318
Specialty Retail - 6.3%
Big 5 Sporting Goods Corp.	224,500	5,363,305
Pacific Sunwear of California, Inc. (a)	67,400	1,523,914
Steiner Leisure Ltd. (a)	21,100	632,262
		7,519,481
Textiles, Apparel & Luxury Goods - 0.3%
Lakeland Industries, Inc. (a)	23,034	313,032
TOTAL CONSUMER DISCRETIONARY		25,633,372
CONSUMER STAPLES - 1.5%
Food Products - 0.5%
Poore Brothers, Inc. (a)	204,757	644,985
Personal Products - 1.0%
NBTY, Inc. (a)	53,600	1,142,752
TOTAL CONSUMER STAPLES		1,787,737
Common Stocks - continued
	Shares	Value
ENERGY - 13.3%
Energy Equipment & Services - 3.3%
AKITA Drilling Ltd. Class A (non-vtg.)	32,000	$ 762,904
Hornbeck Offshore Services, Inc.	30,000	690,000
Oil States International, Inc. (a)	59,200	1,202,352
Pason Systems, Inc.	39,800	1,189,556
Superior Energy Services, Inc. (a)	5,300	78,864
		3,923,676
Oil & Gas - 10.0%
Blackrock Ventures, Inc. (a)	70,000	514,563
Denbury Resources, Inc. (a)	28,700	910,938
Encore Acquisition Co. (a)	19,200	705,024
Forest Oil Corp. (a)	34,000	1,310,020
GMX Resources, Inc. (a)	35,400	389,400
Holly Corp.	44,700	1,531,869
Mission Resources Corp. (a)	800	5,488
Quicksilver Resources, Inc. (a)	83,500	4,286,055
Range Resources Corp.	71,000	1,608,150
Thunder Energy, Inc. (a)	107,000	630,937
		11,892,444
TOTAL ENERGY		15,816,120
FINANCIALS - 7.3%
Commercial Banks - 1.6%
Cascade Bancorp	62,100	1,203,498
Center Financial Corp., California	37,600	749,744
		1,953,242
Insurance - 5.7%
Hilb Rogal & Hobbs Co.	30,300	1,060,803
IPC Holdings Ltd.	48,000	1,806,240
PXRE Group Ltd.	75,615	1,783,758
Specialty Underwriters' Alliance, Inc.	50,700	441,090
USI Holdings Corp. (a)	145,100	1,645,434
		6,737,325
TOTAL FINANCIALS		8,690,567
Common Stocks - continued
	Shares	Value
HEALTH CARE - 18.8%
Health Care Equipment & Supplies - 1.2%
Nutraceutical International Corp. (a)	60,900	$ 761,250
Regeneration Technologies, Inc. (a)	68,900	633,191
		1,394,441
Health Care Providers & Services - 17.6%
America Service Group, Inc. (a)	86,000	1,953,920
American Dental Partners, Inc. (a)	30,200	724,498
AmSurg Corp. (a)	111,400	2,884,146
Horizon Health Corp. (a)	3,700	151,626
ICON PLC sponsored ADR (a)	51,500	1,711,633
Medtox Scientific, Inc. (a)	24,000	162,000
Omnicare, Inc.	73,400	2,544,778
PainCare Holdings, Inc. (a)	470,900	1,831,801
Pediatrix Medical Group, Inc. (a)	92,300	6,284,705
Per-Se Technologies, Inc. (a)	46,400	721,984
VCA Antech, Inc. (a)	85,800	1,997,424
		20,968,515
TOTAL HEALTH CARE		22,362,956
INDUSTRIALS - 14.2%
Aerospace & Defense - 2.2%
BE Aerospace, Inc. (a)	26,000	315,640
DRS Technologies, Inc. (a)	5,800	256,650
SI International, Inc. (a)	88,700	1,999,298
		2,571,588
Building Products - 0.5%
Quixote Corp.	30,100	605,913
Commercial Services & Supplies - 8.1%
Career Education Corp. (a)	116,700	3,669,048
Corinthian Colleges, Inc. (a)	56,200	798,602
EVCI Career Colleges, Inc. (a)	591,691	3,455,475
Exponent, Inc. (a)	6,195	147,627
Home Solutions America, Inc. (a)	212,000	334,960
Learning Care Group, Inc. (a)	96,220	356,976
The Geo Group, Inc. (a)	31,600	829,816
		9,592,504
Construction & Engineering - 0.0%
Infrasource Services, Inc.	100	1,005
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - 1.9%
A.O. Smith Corp.	7,200	$ 205,200
Genlyte Group, Inc. (a)	9,000	714,060
Global Power Equipment Group, Inc. (a)	100,000	906,000
XP Power PLC	50,000	386,258
		2,211,518
Machinery - 0.8%
Freightcar America, Inc.	30,000	582,300
The Weir Group PLC	20,000	115,685
Watts Water Technologies, Inc. Class A	7,500	234,375
		932,360
Marine - 0.4%
Alexander & Baldwin, Inc.	12,700	517,271
Road & Rail - 0.3%
P.A.M. Transportation Services, Inc. (a)	25,000	421,000
TOTAL INDUSTRIALS		16,853,159
INFORMATION TECHNOLOGY - 17.6%
Communications Equipment - 1.6%
Avocent Corp. (a)	50,000	1,257,000
NETGEAR, Inc. (a)	8,900	143,557
Plantronics, Inc.	16,000	503,840
		1,904,397
Computers & Peripherals - 0.4%
iCAD, Inc. (a)	47,300	189,673
Mobility Electronics, Inc. (a)	35,000	271,600
		461,273
Electronic Equipment & Instruments - 2.6%
Aeroflex, Inc. (a)	25,700	203,801
Arrow Electronics, Inc. (a)	26,200	637,708
Measurement Specialties, Inc. (a)	46,500	1,031,370
ScanSource, Inc. (a)	27,500	1,271,875
		3,144,754
Internet Software & Services - 3.0%
Akamai Technologies, Inc. (a)	95,800	1,131,398
Homestore, Inc. (a)	205,000	401,800
iMergent, Inc. (a)	100,400	1,084,320
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
j2 Global Communications, Inc. (a)	24,900	$ 889,428
Vitria Technology, Inc. (a)	26,400	71,808
		3,578,754
IT Services - 3.1%
Lionbridge Technologies, Inc. (a)	682,146	2,899,121
Tyler Technologies, Inc. (a)	143,200	827,696
		3,726,817
Semiconductors & Semiconductor Equipment - 3.0%
ATMI, Inc. (a)	10,000	229,150
Axcelis Technologies, Inc. (a)	600	3,726
Cascade Microtech, Inc.	34,800	375,492
Fairchild Semiconductor International, Inc. (a)	700	9,415
FormFactor, Inc. (a)	9,000	205,560
Integrated Device Technology, Inc. (a)	34,300	367,010
Intersil Corp. Class A	30,000	523,800
Microsemi Corp. (a)	18,900	319,788
O2Micro International Ltd. (a)	97,200	1,002,132
Varian Semiconductor Equipment Associates, Inc. (a)	13,800	514,602
		3,550,675
Software - 3.9%
Blackbaud, Inc.	30,550	398,678
Bottomline Technologies, Inc. (a)	21,800	291,902
DATATRAK International, Inc. (a)	2,200	33,946
DATATRAK International, Inc. (a)(c)	10,000	154,300
DATATRAK International, Inc. warrants 12/31/49 (a)(c)	1,500	0
Moldflow Corp. (a)	48,300	617,274
MSC.Software Corp. (a)	27,300	289,380
Pervasive Software, Inc. (a)	1,200	5,544
Phase Forward, Inc.	524,252	2,830,961
		4,621,985
TOTAL INFORMATION TECHNOLOGY		20,988,655
MATERIALS - 1.0%
Metals & Mining - 0.8%
Apex Silver Mines Ltd. (a)	19,000	249,280
Goldcorp, Inc.	17,000	220,344
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Meridian Gold, Inc. (a)	17,000	$ 259,928
USEC, Inc.	20,000	263,000
		992,552
Paper & Forest Products - 0.2%
Sino-Forest Corp. (a)	74,041	190,641
TOTAL MATERIALS		1,183,193
TOTAL COMMON STOCKS (Cost $118,697,536)		113,315,759
Cash Equivalents - 7.5%
	Maturity Amount
Investments in repurchase agreements (Collateralized by U.S. Treasury Obligations, in a joint trading account at 2.86%, dated 4/29/05 due 5/2/05) (Cost $8,954,000)	$ 8,956,132	8,954,000
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $127,651,536)		122,269,759
NET OTHER ASSETS - (2.8)%		(3,378,067)
NET ASSETS - 100%		$ 118,891,692
Legend
(a) Non-income producing
(b) Affiliated company

(c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $154,300 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
DATATRAK International, Inc.	12/27/04	$ 95,000
DATATRAK International, Inc. warrants 12/31/49	12/27/04	$ 0
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Collegiate Pacific, Inc.	$ -	$ 7,098,636	$ 75,869	$ 16,570	$ 5,169,120
Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $127,702,286. Net unrealized depreciation aggregated $5,432,527, of which $4,912,826 related to appreciated investment securities and $10,345,353 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Small Cap
Value Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2005

Class A, Class T, Class B, Class C and
Institutional Class are classes of
Fidelity® Small Cap Value Fund

1.817158.100

ASCV-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CONSUMER DISCRETIONARY - 26.5%
Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc.	35,000	$ 698,600
Spartan Motors, Inc.	208,410	2,090,352
		2,788,952
Automobiles - 0.5%
National R.V. Holdings, Inc. (a)	167,700	1,603,212
Hotels, Restaurants & Leisure - 1.9%
Cosi, Inc. (a)	167,200	739,024
Famous Dave's of America, Inc. (a)	47,200	510,232
Kerzner International Ltd. (a)	19,470	1,072,602
La Quinta Corp. unit (a)	171,300	1,490,310
Penn National Gaming, Inc. (a)	42,680	1,344,420
Wyndham International, Inc. Class A (a)	1,259,380	1,259,380
		6,415,968
Household Durables - 1.8%
Interface, Inc. Class A (a)	293,190	1,759,140
Jarden Corp. (a)	90,650	4,049,336
		5,808,476
Leisure Equipment & Products - 5.9%
Marine Products Corp.	68,930	902,983
MarineMax, Inc. (a)	63,200	1,709,560
RC2 Corp. (a)	484,990	16,809,750
		19,422,293
Media - 1.1%
Emmis Communications Corp. Class A (a)	89,100	1,374,813
Harris Interactive, Inc. (a)	345,900	1,438,944
Thomas Nelson, Inc.	35,000	839,300
		3,653,057
Multiline Retail - 0.9%
Tuesday Morning Corp. (a)	112,300	2,948,998
Specialty Retail - 7.6%
Asbury Automotive Group, Inc. (a)	57,800	794,172
Cost Plus, Inc. (a)	175,630	4,072,860
Genesco, Inc. (a)	122,990	3,164,533
Hot Topic, Inc. (a)	90,915	1,817,391
Kirkland's, Inc. (a)	127,000	1,165,860
La Senza Corp. (sub. vtg.)	44,100	476,624
Le Chateau, Inc. Class A (sub. vtg.)	32,500	783,864
Lithia Motors, Inc. Class A (sub. vtg.)	37,525	925,367
Monro Muffler Brake, Inc. (a)	58,600	1,500,160
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Pacific Sunwear of California, Inc. (a)	86,300	$ 1,951,243
Peacock Group PLC	100,000	455,611
RONA, Inc. (a)	66,480	1,276,927
Select Comfort Corp. (a)	31,340	693,241
Sonic Automotive, Inc. Class A (sub. vtg.)	69,800	1,372,966
Steiner Leisure Ltd. (a)	162,030	4,855,229
		25,306,048
Textiles, Apparel & Luxury Goods - 6.0%
Deckers Outdoor Corp. (a)	99,300	2,092,251
Innovo Group, Inc. (a)	1,151,580	5,700,321
Oxford Industries, Inc.	131,560	4,817,727
Steven Madden Ltd. (a)	375,110	5,956,747
Tommy Hilfiger Corp. (a)	136,630	1,494,732
		20,061,778
TOTAL CONSUMER DISCRETIONARY		88,008,782
CONSUMER STAPLES - 2.4%
Food Products - 2.2%
Corn Products International, Inc.	12,700	279,654
Green Mountain Coffee Roasters, Inc. (a)	191,580	4,950,427
Poore Brothers, Inc. (a)	698,330	2,199,740
		7,429,821
Personal Products - 0.2%
Parlux Fragrances, Inc. (a)	40,000	674,000
TOTAL CONSUMER STAPLES		8,103,821
ENERGY - 17.2%
Energy Equipment & Services - 5.5%
Hornbeck Offshore Services, Inc.	210,000	4,830,000
Maverick Tube Corp. (a)	230,620	6,708,736
Oil States International, Inc. (a)	176,860	3,592,027
Pason Systems, Inc.	107,650	3,217,480
		18,348,243
Oil & Gas - 11.7%
Blackrock Ventures, Inc. (a)	146,490	1,076,833
Comstock Resources, Inc. (a)	93,700	2,370,610
Denbury Resources, Inc. (a)	85,590	2,716,627
Double Eagle Petroleum Co. (a)	40,000	734,400
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil & Gas - continued
Encore Acquisition Co. (a)	79,080	$ 2,903,818
Gastar Exploration Ltd. (a)	263,900	905,986
General Maritime Corp. (a)	35,360	1,550,536
Holly Corp.	192,750	6,605,543
Penn Virginia Corp.	45,670	1,875,667
Plains Exploration & Production Co. (a)	75,000	2,413,500
Quicksilver Resources, Inc. (a)	214,100	10,989,753
Range Resources Corp.	132,150	2,993,198
Thunder Energy, Inc. (a)	218,860	1,290,532
Top Tankers, Inc.	33,300	520,479
		38,947,482
TOTAL ENERGY		57,295,725
FINANCIALS - 20.9%
Capital Markets - 0.2%
Affiliated Managers Group, Inc. (a)	11,000	687,830
Commercial Banks - 4.6%
Cathay General Bancorp	30,120	990,044
Center Financial Corp., California	146,160	2,914,430
Hanmi Financial Corp.	105,040	1,538,836
Nara Bancorp, Inc.	74,250	997,920
Preferred Bank, Los Angeles California	115,000	4,340,100
Texas Capital Bancshares, Inc. (a)	75,000	1,340,250
Wintrust Financial Corp.	65,260	2,996,087
		15,117,667
Consumer Finance - 0.2%
ACE Cash Express, Inc. (a)	35,490	780,780
Diversified Financial Services - 1.3%
Marlin Business Services Corp. (a)	216,585	4,264,559
Insurance - 8.1%
Arch Capital Group Ltd. (a)	31,090	1,243,289
HCC Insurance Holdings, Inc.	74,680	2,656,368
IPC Holdings Ltd.	136,600	5,140,258
National Interstate Corp.	65,300	989,295
Ohio Casualty Corp. (a)	145,000	3,400,250
Philadelphia Consolidated Holding Corp. (a)	56,080	4,206,000
Specialty Underwriters' Alliance, Inc.	269,330	2,343,171
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
United America Indemnity Ltd. Class A (a)	127,412	$ 2,295,964
USI Holdings Corp. (a)	414,230	4,697,368
		26,971,963
Real Estate - 6.0%
American Campus Communities, Inc.	85,320	1,790,014
American Financial Realty Trust (SBI)	63,800	978,054
Capital Automotive (REIT) (SBI)	25,000	849,500
CarrAmerica Realty Corp.	18,360	606,614
CB Richard Ellis Group, Inc. Class A	25,000	868,750
Education Realty Trust, Inc.	56,300	900,800
Extra Space Storage, Inc.	91,500	1,189,500
Far East Consortium International Ltd.	3,175,000	1,354,279
Feldman Mall Properties, Inc.	135,000	1,595,700
GMH Communities Trust	159,100	1,869,425
Highwoods Properties, Inc. (SBI)	60,000	1,687,800
Kilroy Realty Corp.	47,080	2,054,100
Macquarie Goodman Group unit	585,808	1,807,188
Pan Pacific Retail Properties, Inc.	14,500	876,090
Reckson Associates Realty Corp.	44,570	1,437,383
		19,865,197
Thrifts & Mortgage Finance - 0.5%
NetBank, Inc.	210,000	1,724,100
TOTAL FINANCIALS		69,412,096
HEALTH CARE - 4.8%
Health Care Equipment & Supplies - 0.9%
Dade Behring Holdings, Inc. (a)	9,540	588,332
DJ Orthopedics, Inc. (a)	59,880	1,505,982
Orthofix International NV (a)	20,790	977,130
		3,071,444
Health Care Providers & Services - 3.9%
Air Methods Corp. (a)	136,700	980,139
America Service Group, Inc. (a)	90,960	2,066,611
Horizon Health Corp. (a)	30,700	1,258,086
ICON PLC sponsored ADR (a)	110,860	3,684,499
Medtox Scientific, Inc. (a)	307,590	2,076,233
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
PainCare Holdings, Inc. (a)	157,400	$ 612,286
PSS World Medical, Inc. (a)	184,730	2,061,587
		12,739,441
TOTAL HEALTH CARE		15,810,885
INDUSTRIALS - 14.1%
Aerospace & Defense - 0.2%
BE Aerospace, Inc. (a)	65,760	798,326
Air Freight & Logistics - 1.1%
Park-Ohio Holdings Corp. (a)	252,620	3,572,047
Building Products - 0.5%
Quixote Corp.	90,200	1,815,726
Commercial Services & Supplies - 2.1%
Banta Corp.	100,900	4,201,476
Hudson Highland Group, Inc. (a)	50,000	689,500
Standard Parking Corp.	93,200	1,475,356
Waste Services, Inc. (a)	195,000	674,700
		7,041,032
Construction & Engineering - 1.6%
Comfort Systems USA, Inc. (a)	497,600	3,552,864
URS Corp. (a)	52,500	1,614,375
		5,167,239
Electrical Equipment - 1.0%
Acuity Brands, Inc.	137,250	3,281,648
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	20,800	1,493,856
Machinery - 4.5%
Albany International Corp. Class A	25,700	805,952
Freightcar America, Inc.	50,000	970,500
Manitowoc Co., Inc.	57,360	2,294,400
Tennant Co.	90,000	3,198,600
Wabtec Corp.	65,900	1,318,000
Watts Water Technologies, Inc. Class A	204,410	6,387,813
		14,975,265
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 2.6%
UAP Holding Corp.	63,800	$ 918,082
WESCO International, Inc. (a)	325,000	7,858,500
		8,776,582
TOTAL INDUSTRIALS		46,921,721
INFORMATION TECHNOLOGY - 3.2%
Computers & Peripherals - 0.5%
iCAD, Inc. (a)	135,000	541,350
Mobility Electronics, Inc. (a)	140,000	1,086,400
		1,627,750
Electronic Equipment & Instruments - 0.9%
Dionex Corp. (a)	18,000	773,100
KEMET Corp. (a)	183,800	1,148,750
ScanSource, Inc. (a)	16,000	740,000
Winland Electronics, Inc. (a)	110,360	517,588
		3,179,438
Internet Software & Services - 0.4%
j2 Global Communications, Inc. (a)	30,000	1,071,600
Vitria Technology, Inc. (a)	85,000	231,200
		1,302,800
Semiconductors & Semiconductor Equipment - 0.6%
Cascade Microtech, Inc.	49,000	528,710
MKS Instruments, Inc. (a)	91,100	1,348,280
		1,876,990
Software - 0.8%
Blackbaud, Inc.	85,000	1,109,250
Moldflow Corp. (a)	113,280	1,447,718
		2,556,968
TOTAL INFORMATION TECHNOLOGY		10,543,946
MATERIALS - 5.6%
Chemicals - 3.6%
Albemarle Corp.	114,700	4,199,167
Cytec Industries, Inc.	35,070	1,617,428
FMC Corp. (a)	6,300	308,700
Pioneer Companies, Inc. (a)	270,290	5,838,264
		11,963,559
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 2.0%
Alpha Natural Resources, Inc.	75,000	$ 1,736,250
Compass Minerals International, Inc.	210,000	5,071,500
		6,807,750
TOTAL MATERIALS		18,771,309
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	65,000	551,200
UTILITIES - 0.0%
Gas Utilities - 0.0%
Xinao Gas Holdings Ltd.	34,000	19,737
TOTAL COMMON STOCKS (Cost $326,089,863)		315,439,222
Nonconvertible Bonds - 0.3%
	Principal Amount
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Uno Restaurant Corp. 10% 2/15/11 (c)	$ 1,000,000	975,000
TOTAL NONCONVERTIBLE BONDS (Cost $1,012,500)		975,000
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 2.84% (b) (Cost $22,000,109)	22,000,109	22,000,109
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $349,102,472)		338,414,331
NET OTHER ASSETS - (1.8)%		(5,847,544)
NET ASSETS - 100%		$ 332,566,787
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $975,000 or 0.3% of net assets.

Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $349,140,959. Net unrealized depreciation aggregated $10,726,628, of which $13,747,514 related to appreciated investment securities and $24,474,142 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Small Cap Value Fund

April 30, 2005

1.815774.100

SCV-QTLY-0605

Investments April 30, 2005 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.9%
	Shares	Value
CONSUMER DISCRETIONARY - 26.5%
Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc.	35,000	$ 698,600
Spartan Motors, Inc.	208,410	2,090,352
		2,788,952
Automobiles - 0.5%
National R.V. Holdings, Inc. (a)	167,700	1,603,212
Hotels, Restaurants & Leisure - 1.9%
Cosi, Inc. (a)	167,200	739,024
Famous Dave's of America, Inc. (a)	47,200	510,232
Kerzner International Ltd. (a)	19,470	1,072,602
La Quinta Corp. unit (a)	171,300	1,490,310
Penn National Gaming, Inc. (a)	42,680	1,344,420
Wyndham International, Inc. Class A (a)	1,259,380	1,259,380
		6,415,968
Household Durables - 1.8%
Interface, Inc. Class A (a)	293,190	1,759,140
Jarden Corp. (a)	90,650	4,049,336
		5,808,476
Leisure Equipment & Products - 5.9%
Marine Products Corp.	68,930	902,983
MarineMax, Inc. (a)	63,200	1,709,560
RC2 Corp. (a)	484,990	16,809,750
		19,422,293
Media - 1.1%
Emmis Communications Corp. Class A (a)	89,100	1,374,813
Harris Interactive, Inc. (a)	345,900	1,438,944
Thomas Nelson, Inc.	35,000	839,300
		3,653,057
Multiline Retail - 0.9%
Tuesday Morning Corp. (a)	112,300	2,948,998
Specialty Retail - 7.6%
Asbury Automotive Group, Inc. (a)	57,800	794,172
Cost Plus, Inc. (a)	175,630	4,072,860
Genesco, Inc. (a)	122,990	3,164,533
Hot Topic, Inc. (a)	90,915	1,817,391
Kirkland's, Inc. (a)	127,000	1,165,860
La Senza Corp. (sub. vtg.)	44,100	476,624
Le Chateau, Inc. Class A (sub. vtg.)	32,500	783,864
Lithia Motors, Inc. Class A (sub. vtg.)	37,525	925,367
Monro Muffler Brake, Inc. (a)	58,600	1,500,160
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Pacific Sunwear of California, Inc. (a)	86,300	$ 1,951,243
Peacock Group PLC	100,000	455,611
RONA, Inc. (a)	66,480	1,276,927
Select Comfort Corp. (a)	31,340	693,241
Sonic Automotive, Inc. Class A (sub. vtg.)	69,800	1,372,966
Steiner Leisure Ltd. (a)	162,030	4,855,229
		25,306,048
Textiles, Apparel & Luxury Goods - 6.0%
Deckers Outdoor Corp. (a)	99,300	2,092,251
Innovo Group, Inc. (a)	1,151,580	5,700,321
Oxford Industries, Inc.	131,560	4,817,727
Steven Madden Ltd. (a)	375,110	5,956,747
Tommy Hilfiger Corp. (a)	136,630	1,494,732
		20,061,778
TOTAL CONSUMER DISCRETIONARY		88,008,782
CONSUMER STAPLES - 2.4%
Food Products - 2.2%
Corn Products International, Inc.	12,700	279,654
Green Mountain Coffee Roasters, Inc. (a)	191,580	4,950,427
Poore Brothers, Inc. (a)	698,330	2,199,740
		7,429,821
Personal Products - 0.2%
Parlux Fragrances, Inc. (a)	40,000	674,000
TOTAL CONSUMER STAPLES		8,103,821
ENERGY - 17.2%
Energy Equipment & Services - 5.5%
Hornbeck Offshore Services, Inc.	210,000	4,830,000
Maverick Tube Corp. (a)	230,620	6,708,736
Oil States International, Inc. (a)	176,860	3,592,027
Pason Systems, Inc.	107,650	3,217,480
		18,348,243
Oil & Gas - 11.7%
Blackrock Ventures, Inc. (a)	146,490	1,076,833
Comstock Resources, Inc. (a)	93,700	2,370,610
Denbury Resources, Inc. (a)	85,590	2,716,627
Double Eagle Petroleum Co. (a)	40,000	734,400
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil & Gas - continued
Encore Acquisition Co. (a)	79,080	$ 2,903,818
Gastar Exploration Ltd. (a)	263,900	905,986
General Maritime Corp. (a)	35,360	1,550,536
Holly Corp.	192,750	6,605,543
Penn Virginia Corp.	45,670	1,875,667
Plains Exploration & Production Co. (a)	75,000	2,413,500
Quicksilver Resources, Inc. (a)	214,100	10,989,753
Range Resources Corp.	132,150	2,993,198
Thunder Energy, Inc. (a)	218,860	1,290,532
Top Tankers, Inc.	33,300	520,479
		38,947,482
TOTAL ENERGY		57,295,725
FINANCIALS - 20.9%
Capital Markets - 0.2%
Affiliated Managers Group, Inc. (a)	11,000	687,830
Commercial Banks - 4.6%
Cathay General Bancorp	30,120	990,044
Center Financial Corp., California	146,160	2,914,430
Hanmi Financial Corp.	105,040	1,538,836
Nara Bancorp, Inc.	74,250	997,920
Preferred Bank, Los Angeles California	115,000	4,340,100
Texas Capital Bancshares, Inc. (a)	75,000	1,340,250
Wintrust Financial Corp.	65,260	2,996,087
		15,117,667
Consumer Finance - 0.2%
ACE Cash Express, Inc. (a)	35,490	780,780
Diversified Financial Services - 1.3%
Marlin Business Services Corp. (a)	216,585	4,264,559
Insurance - 8.1%
Arch Capital Group Ltd. (a)	31,090	1,243,289
HCC Insurance Holdings, Inc.	74,680	2,656,368
IPC Holdings Ltd.	136,600	5,140,258
National Interstate Corp.	65,300	989,295
Ohio Casualty Corp. (a)	145,000	3,400,250
Philadelphia Consolidated Holding Corp. (a)	56,080	4,206,000
Specialty Underwriters' Alliance, Inc.	269,330	2,343,171
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
United America Indemnity Ltd. Class A (a)	127,412	$ 2,295,964
USI Holdings Corp. (a)	414,230	4,697,368
		26,971,963
Real Estate - 6.0%
American Campus Communities, Inc.	85,320	1,790,014
American Financial Realty Trust (SBI)	63,800	978,054
Capital Automotive (REIT) (SBI)	25,000	849,500
CarrAmerica Realty Corp.	18,360	606,614
CB Richard Ellis Group, Inc. Class A	25,000	868,750
Education Realty Trust, Inc.	56,300	900,800
Extra Space Storage, Inc.	91,500	1,189,500
Far East Consortium International Ltd.	3,175,000	1,354,279
Feldman Mall Properties, Inc.	135,000	1,595,700
GMH Communities Trust	159,100	1,869,425
Highwoods Properties, Inc. (SBI)	60,000	1,687,800
Kilroy Realty Corp.	47,080	2,054,100
Macquarie Goodman Group unit	585,808	1,807,188
Pan Pacific Retail Properties, Inc.	14,500	876,090
Reckson Associates Realty Corp.	44,570	1,437,383
		19,865,197
Thrifts & Mortgage Finance - 0.5%
NetBank, Inc.	210,000	1,724,100
TOTAL FINANCIALS		69,412,096
HEALTH CARE - 4.8%
Health Care Equipment & Supplies - 0.9%
Dade Behring Holdings, Inc. (a)	9,540	588,332
DJ Orthopedics, Inc. (a)	59,880	1,505,982
Orthofix International NV (a)	20,790	977,130
		3,071,444
Health Care Providers & Services - 3.9%
Air Methods Corp. (a)	136,700	980,139
America Service Group, Inc. (a)	90,960	2,066,611
Horizon Health Corp. (a)	30,700	1,258,086
ICON PLC sponsored ADR (a)	110,860	3,684,499
Medtox Scientific, Inc. (a)	307,590	2,076,233
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
PainCare Holdings, Inc. (a)	157,400	$ 612,286
PSS World Medical, Inc. (a)	184,730	2,061,587
		12,739,441
TOTAL HEALTH CARE		15,810,885
INDUSTRIALS - 14.1%
Aerospace & Defense - 0.2%
BE Aerospace, Inc. (a)	65,760	798,326
Air Freight & Logistics - 1.1%
Park-Ohio Holdings Corp. (a)	252,620	3,572,047
Building Products - 0.5%
Quixote Corp.	90,200	1,815,726
Commercial Services & Supplies - 2.1%
Banta Corp.	100,900	4,201,476
Hudson Highland Group, Inc. (a)	50,000	689,500
Standard Parking Corp.	93,200	1,475,356
Waste Services, Inc. (a)	195,000	674,700
		7,041,032
Construction & Engineering - 1.6%
Comfort Systems USA, Inc. (a)	497,600	3,552,864
URS Corp. (a)	52,500	1,614,375
		5,167,239
Electrical Equipment - 1.0%
Acuity Brands, Inc.	137,250	3,281,648
Industrial Conglomerates - 0.5%
Carlisle Companies, Inc.	20,800	1,493,856
Machinery - 4.5%
Albany International Corp. Class A	25,700	805,952
Freightcar America, Inc.	50,000	970,500
Manitowoc Co., Inc.	57,360	2,294,400
Tennant Co.	90,000	3,198,600
Wabtec Corp.	65,900	1,318,000
Watts Water Technologies, Inc. Class A	204,410	6,387,813
		14,975,265
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - 2.6%
UAP Holding Corp.	63,800	$ 918,082
WESCO International, Inc. (a)	325,000	7,858,500
		8,776,582
TOTAL INDUSTRIALS		46,921,721
INFORMATION TECHNOLOGY - 3.2%
Computers & Peripherals - 0.5%
iCAD, Inc. (a)	135,000	541,350
Mobility Electronics, Inc. (a)	140,000	1,086,400
		1,627,750
Electronic Equipment & Instruments - 0.9%
Dionex Corp. (a)	18,000	773,100
KEMET Corp. (a)	183,800	1,148,750
ScanSource, Inc. (a)	16,000	740,000
Winland Electronics, Inc. (a)	110,360	517,588
		3,179,438
Internet Software & Services - 0.4%
j2 Global Communications, Inc. (a)	30,000	1,071,600
Vitria Technology, Inc. (a)	85,000	231,200
		1,302,800
Semiconductors & Semiconductor Equipment - 0.6%
Cascade Microtech, Inc.	49,000	528,710
MKS Instruments, Inc. (a)	91,100	1,348,280
		1,876,990
Software - 0.8%
Blackbaud, Inc.	85,000	1,109,250
Moldflow Corp. (a)	113,280	1,447,718
		2,556,968
TOTAL INFORMATION TECHNOLOGY		10,543,946
MATERIALS - 5.6%
Chemicals - 3.6%
Albemarle Corp.	114,700	4,199,167
Cytec Industries, Inc.	35,070	1,617,428
FMC Corp. (a)	6,300	308,700
Pioneer Companies, Inc. (a)	270,290	5,838,264
		11,963,559
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - 2.0%
Alpha Natural Resources, Inc.	75,000	$ 1,736,250
Compass Minerals International, Inc.	210,000	5,071,500
		6,807,750
TOTAL MATERIALS		18,771,309
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	65,000	551,200
UTILITIES - 0.0%
Gas Utilities - 0.0%
Xinao Gas Holdings Ltd.	34,000	19,737
TOTAL COMMON STOCKS (Cost $326,089,863)		315,439,222
Nonconvertible Bonds - 0.3%
	Principal Amount
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.3%
Uno Restaurant Corp. 10% 2/15/11 (c)	$ 1,000,000	975,000
TOTAL NONCONVERTIBLE BONDS (Cost $1,012,500)		975,000
Money Market Funds - 6.6%
	Shares
Fidelity Cash Central Fund, 2.84% (b) (Cost $22,000,109)	22,000,109	22,000,109
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $349,102,472)		338,414,331
NET OTHER ASSETS - (1.8)%		(5,847,544)
NET ASSETS - 100%		$ 332,566,787
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $975,000 or 0.3% of net assets.

Income Tax Information

At April 30, 2005, the aggregate cost of investment securities for income tax purposes was $349,140,959. Net unrealized depreciation aggregated $10,726,628, of which $13,747,514 related to appreciated investment securities and $24,474,142 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp.

or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 24, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	June 24, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	June 24, 2005